United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                        Gene L. Needles, Jr., PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 391-6100

                   Date of fiscal year end: December 31, 2010

                   Date of reporting period: March 31, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2010 is provided below.

SCHEDULE OF INVESTMENTS MARCH 31, 2010 (Unaudited)

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
AUSTRALIA -- 8.3%
AGL Energy Ltd.                                            32,318   $    445,331
AMP Ltd.                                                  144,579        829,569
AXA Asia Pacific Holdings Ltd.                             74,145        429,274
Alumina Ltd.                                              176,221        276,236
Amcor Ltd.                                                 87,692        513,905
Aristocrat Leisure Ltd.                                    20,414         84,703
Arrow Energy Ltd. (a)                                      34,672        159,884
Asciano Group (a)                                         199,314        345,823
Australia & New Zealand Banking
   Group Ltd.                                             176,656      4,105,916
Australian Stock Exchange Ltd.                             12,589        391,599
BGP Holdings Plc (a)                                      783,183             11
BHP Billiton Ltd.                                         236,852      9,500,546
Bendigo and Adelaide Bank Ltd.                             23,903        219,137
Billabong International Ltd.                               10,450        108,041
BlueScope Steel Ltd. (a)                                  131,327        350,150
Boral Ltd.                                                 34,545        177,589
Brambles Ltd.                                              99,668        672,320
CFS Retail Property Trust                                 120,545        207,159
CSL Ltd.                                                   39,652      1,324,429
CSR Ltd.                                                   78,593        119,267
Caltex Australia Ltd.                                       6,290         65,166
Coca-Cola Amatil Ltd.                                      39,909        411,717
Cochlear Ltd.                                               3,244        216,574
Commonwealth Bank of Australia
   Ltd.                                                   108,289      5,584,790
Computershare Ltd.                                         32,093        368,240
Crown Ltd.                                                 35,705        267,692
DB RREEF Trust                                            326,593        242,451
Energy Resources of Australia Ltd.                          5,323         92,303
Fairfax Media Ltd.                                        157,547        259,924
Fortescue Metals Group Ltd. (a)                            87,254        391,775
Foster's Group Ltd.                                       135,878        658,736
General Property Trust                                    666,559        351,450
Goodman Fielder Ltd.                                       65,355         85,579
Goodman Group                                             480,536        287,983
Harvey Norman Holdings Ltd.                                47,593        157,767
Incitec Pivot Ltd.                                        115,954        368,379
Insurance Australia Group Ltd.                            153,545        546,069
Intoll Group                                              128,301        131,449
James Hardie Industries NV (a)                             26,387        175,787
Leighton Holdings Ltd.                                     11,460        409,323
Lend Lease Group                                           36,073        286,402
Macquarie Atlas Roads Group (a)                                 1             --
Macquarie Group Ltd.                                       23,643      1,022,478
Map Group                                                  53,883        152,606
Metcash Ltd.                                               42,567        161,568
Mirvac Group                                              193,202        261,033
National Australia Bank Ltd.                              147,786      3,728,798
Newcrest Mining Ltd.                                       34,140      1,029,315
Nufarm Ltd.                                                12,446         93,828

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
AUSTRALIA (CONCLUDED)
OZ Mineral Ltd.                                           214,122   $    225,184
OneSteel Ltd.                                              99,214        354,781
Orica Ltd.                                                 25,764        632,372
Origin Energy Ltd.                                         62,837        953,784
Paladin Resources Ltd. (a)                                 36,049        130,575
QBE Insurance Group Ltd.                                   71,110      1,357,489
Qantas Airways Ltd.                                        76,420        198,783
Rio Tinto Ltd.                                             30,727      2,207,332
SP AusNet                                                  44,200         36,668
Santos Ltd.                                                58,635        789,183
Sims Metal Management Ltd.                                 10,713        211,105
Sonic Healthcare Ltd.                                      26,679        351,645
Stockland                                                 169,997        621,011
Suncorp-Metway Ltd.                                        94,872        742,485
Tabcorp Holdings Ltd.                                      49,709        314,347
Tatts Group Ltd.                                           65,598        147,978
Telstra Corp. Ltd.                                        298,682        818,967
Toll Holdings Ltd.                                         50,305        342,085
Transurban Group                                           89,765        415,722
Wesfarmers Ltd., Ordinary Shares                           70,693      2,059,905
Wesfarmers Ltd. Partially
   Protected Shares                                        11,123        324,940
Westfield Group                                           146,493      1,618,758
Westpac Banking Corp.                                     207,650      5,297,577
Woodside Petroleum Ltd.                                    37,913      1,631,594
Woolworths Ltd.                                            87,460      2,246,469
WorleyParsons Ltd.                                         11,918        278,138
                                                                    ------------
                                                                      62,378,948
                                                                    ------------
AUSTRIA -- 0.3%
Erste Bank der Oesterreichischen
   Sparkassen AG                                           13,443        563,183
Immoeast Immobilien Anlagen
   AG (a)                                                  30,711        168,300
OMV AG                                                     10,698        401,100
Raiffeisen International Bank
   Holding AG                                               3,837        182,278
Telekom Austria AG                                         25,749        360,025
Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG                             5,338        211,492
Vienna Insurance Group                                      2,435        128,215
Voestalpine AG                                              8,660        349,161
                                                                    ------------
                                                                       2,363,754
                                                                    ------------
BELGIUM -- 0.9%
Anheuser-Busch InBev NV                                    51,106      2,570,526
Anheuser-Busch InBev NV VVPR
   Strip (a)                                               24,368            230
Belgacom SA                                                11,277        440,451
Colruyt SA                                                  1,193        293,634
Delhaize Group                                              6,859        550,505
Dexia NV                                                   39,474        234,638


PORTFOLIO ABBREVIATIONS

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR American Depositary Receipts
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD US Dollar


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   1

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
BELGIUM (CONCLUDED)
Fortis (a)                                                164,508   $    582,432
Groupe Bruxelles Lambert SA                                 5,966        526,923
KBC Bancassurance Holding (a)                              11,554        556,502
Mobistar SA                                                 1,543         94,963
Nationale A Portefeuille                                    3,141        164,666
Solvay SA                                                   4,453        457,125
UCB SA                                                      7,495        319,766
Umicore SA                                                  7,309        254,961
                                                                    ------------
                                                                       7,047,322
                                                                    ------------
BERMUDA -- 0.1%
Mongolia Energy Co. Ltd. (a)                              232,140        107,111
SeaDrill Ltd.                                              20,052        469,266
Yue Yuen Industrial Holdings Ltd.                          50,285        174,865
                                                                    ------------
                                                                         751,242
                                                                    ------------
CAYMAN ISLANDS -- 0.1%
Foxconn International Holdings
   Ltd. (a)                                               158,313        166,690
Lifestyle International Holdings Ltd.                      25,966         46,827
Sands China Ltd. (a)                                      122,200        194,217
                                                                    ------------
                                                                         407,734
                                                                    ------------
DENMARK -- 0.9%
A.P. Moller - Maersk A/S, Class A                              41        298,325
A.P. Moller - Maersk A/S, Class B                              90        685,916
Carlsberg A/S                                               7,349        616,106
Coloplast A/S, Class B                                      1,714        188,621
Danske Bank A/S                                            34,351        842,874
Dsv A/S                                                    15,864        283,254
H Lundbeck A/S                                              5,000         93,839
Novo-Nordisk A/S, Class B                                  30,999      2,392,979
Novozymes A/S, Class B                                      3,417        378,020
Topdanmark A/S (a)                                            676         88,017
TrygVesta A/S                                               1,988        131,166
Vestas Wind Systems A/S (a)                                14,532        790,605
William Demant Holding (a)                                  1,780        125,868
                                                                    ------------
                                                                       6,915,590
                                                                    ------------
FINLAND -- 1.2%
Elisa Corp.                                                10,641        219,319
Fortum Oyj                                                 30,645        749,999
Kesko Oyj, Class B                                          5,035        198,185
Kone Oyj, Class B                                          11,384        470,512
Metso Oyj (a)                                               8,556        276,142
Neste Oil Oyj                                               9,709        169,393
Nokia Oyj                                                 265,085      4,131,139
Nokian Renkaat Oyj                                          6,315        163,970
OKO Bank                                                    9,023        101,261
Orion Oyj                                                   4,981        110,050
Outokumpu Oyj (a)                                          10,168        223,445
Rautaruukki Oyj                                             3,946         85,301
Sampo Oyj                                                  30,140        799,030
Sanoma Oyj                                                  4,340         96,122
Stora Enso Oyj, Class R                                    47,345        360,435
UPM-Kymmene Oyj                                            37,354        495,316

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
FINLAND (CONCLUDED)
Wartsila Oyj                                                6,130   $    310,400
                                                                    ------------
                                                                       8,960,019
                                                                    ------------
FRANCE -- 9.8%
AXA SA                                                    119,727      2,656,140
Accor SA                                                   10,509        581,528
Aeroports de Paris                                          2,251        185,203
Air France-KLM                                              9,956        157,270
Air Liquide                                                17,753      2,132,567
Alcatel SA (a)                                            166,383        523,303
Alstom                                                     14,319        891,559
Atos Origin SA (a)                                          2,360        118,538
BNP Paribas SA                                             67,029      5,137,572
BioMerieux                                                    968        111,090
Bouygues                                                   16,074        806,469
Bureau Veritas SA                                           3,272        173,594
CNP Assurances                                              2,773        261,694
Cap Gemini SA                                              10,499        516,201
Carrefour SA                                               44,684      2,152,990
Casino Guichard Perrachon SA                                3,996        337,723
Christian Dior SA                                           4,796        511,258
Cie de Saint-Gobain SA                                     27,201      1,306,299
Cie Generale d'Optique Essilor
   International SA                                        14,433        921,690
Compagnie Generale de
   Geophysique SA (a)                                       8,889        251,683
Compagnie Generale des
   Etablissements Michelin                                 10,578        779,062
Credit Agricole SA                                         65,563      1,145,262
Dassault Systemes SA                                        4,826        285,365
EDP Renovaveis SA (a)                                      14,456        112,952
Eiffage                                                     2,707        139,975
Electricite de France SA                                   17,003        926,896
Eramet                                                        406        139,291
Eurazeo                                                     2,034        140,760
European Aeronautic Defense and
   Space Co.                                               29,243        587,453
Eutelsat Communications                                     7,237        257,272
Fonciere Des Regions                                        1,915        210,682
France Telecom SA                                         131,176      3,142,036
GDF Suez                                                   88,023      3,402,706
Gecina SA                                                   1,427        157,951
Groupe Danone                                              38,873      2,341,203
Groupe Eurotunnel SA                                       33,918        345,554
Hermes International                                        4,098        569,315
ICADE                                                       1,246        138,884
Iliad SA                                                    1,024        105,455
Imerys SA                                                   1,626        100,034
Ipsen                                                       1,770         86,431
JC Decaux SA (a)                                            4,548        126,855
Klepierre                                                   6,678        261,652
L'Oreal SA                                                 16,791      1,765,816
LVMH Moet Hennessy Louis
   Vuitton SA                                              17,205      2,009,916
Lafarge SA                                                 14,337      1,007,072
Lagardere S.C.A.                                            9,747        393,998


              2   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
FRANCE (CONCLUDED)
Legrand Promesses                                           7,653   $    241,673
M6-Metropole Television SA                                  2,978         76,872
Natixis (a)                                                68,849        369,083
Neopost SA                                                  1,694        135,372
PagesJaunes Groupe SA                                       5,370         61,621
Pernod-Ricard SA                                           14,198      1,204,708
Peugeot SA (a)                                             10,921        320,837
Pinault-Printemps-Redoute                                   5,451        724,688
Publicis Groupe                                             9,557        408,445
Renault SA (a)                                             13,294        621,127
Safran SA                                                  13,954        363,554
Sanofi-Aventis                                             74,532      5,562,231
Schneider Electric SA                                      16,517      1,929,684
Scor SE                                                    12,536        317,055
Societe BIC SA                                              1,338        102,539
Societe Des Autoroutes Paris-Rhin-
   Rhone                                                    1,749        126,159
Societe Generale SA                                        44,411      2,787,235
Societe Television Francaise 1                              6,037        111,834
Sodexho Alliance SA                                         6,923        412,871
Suez Environnement SA                                      20,117        462,715
Technip SA                                                  7,663        622,037
Thales SA                                                   7,489        300,709
Total SA                                                  149,471      8,675,036
Unibail - Rodamco                                           6,459      1,307,628
Vallourec SA                                                4,111        829,567
Veolia Environnement SA                                    28,345        980,410
Vinci SA                                                   31,220      1,837,929
Vivendi SA                                                 87,004      2,326,548
                                                                    ------------
                                                                      73,634,386
                                                                    ------------
GERMANY -- 7.4%
Adidas-Salomon AG                                          15,015        802,747
Allianz AG, Registered Shares                              32,135      4,021,943
BASF SE                                                    65,023      4,024,792
Bayer AG                                                   58,543      3,955,760
Bayerische Motoren Werke AG                                23,433      1,081,044
Bayerische Motoren Werke AG
   (Preference Shares)                                      4,306        152,734
Beiersdorf AG                                               6,329        378,370
Celesio AG                                                  6,095        194,800
Commerzbank AG (a)                                         50,859        433,332
DaimlerChrysler AG                                         63,796      2,998,477
Deutsche Bank AG, Registered
   Shares                                                  41,777      3,206,966
Deutsche Boerse AG                                         13,801      1,021,112
Deutsche Lufthansa AG                                      16,429        272,305
Deutsche Post AG                                           60,709      1,051,468
Deutsche Postbank AG (a)                                    6,521        208,677
Deutsche Telekom AG                                       200,546      2,710,133
E.ON AG                                                   134,476      4,971,687
Fraport AG                                                  2,369        124,546
Fresenius AG                                                2,242        166,910
Fresenius AG (Preference Shares)                            6,420        484,831
Fresenius Medical Care AG                                  13,770        775,846

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
GERMANY (CONCLUDED)
GEA Group AG                                               10,306   $    238,737
Hannover Rueckversicherung AG
   Registered Shares (a)                                    4,328        213,398
HeidelbergCement AG                                        10,091        561,680
Henkel KGaA                                                 9,649        446,664
Hochtief AG                                                 3,185        267,258
Infineon Technologies AG (a)                               77,990        540,119
K+S AG                                                     12,363        749,168
Linde AG                                                   10,882      1,297,995
MAN SE                                                      7,588        634,696
Merck KGaA                                                  4,637        375,946
Metro AG                                                    8,138        482,816
Muenchener Rueckversicherungs
   AG, Registered Shares                                   13,972      2,266,503
Porsche Automobil Holding SE
   (Preference Shares)                                      6,736        411,387
Puma AG Rudolf Dassler Sport                                  465        147,288
Qiagen NV (a)                                              16,748        385,950
RWE AG                                                     29,647      2,630,062
SAP AG                                                     60,722      2,939,802
Salzgitter AG                                               2,803        259,715
Siemens AG                                                 58,253      5,820,496
Solarworld AG                                               3,978         59,810
Suedzucker AG                                               4,456         98,221
TUI AG                                                      6,951         78,012
ThyssenKrupp AG                                            24,000        822,965
United Internet AG (a)                                      9,255        140,430
Volkswagen AG                                               2,115        205,564
Wacker Chemie AG                                            1,187        177,121
                                                                    ------------
                                                                      55,290,283
                                                                    ------------
GREECE -- 0.4%
Alpha Bank AE                                              30,397        288,539
Bank of Cyprus Public Co. Ltd.                             38,379        242,104
Coca-Cola Hellenic Bottling Co. SA                         14,003        376,934
EFG Eurobank Ergasias SA (a)                               26,407        242,538
Hellenic Petroleum SA                                       7,916         90,756
Hellenic Telecommunications
   Organization SA                                         20,610        256,152
Marfin Investment Group SA                                 53,258        122,231
National Bank of Greece SA                                 43,405        875,404
OPAP SA                                                    14,466        328,748
Piraeus Bank SA (a)                                        21,954        191,790
Public Power Corp. (a)                                      8,529        149,798
Titan Cement Co. SA                                         4,442        117,611
                                                                    ------------
                                                                       3,282,605
                                                                    ------------
HONG KONG -- 2.3%
ASM Pacific Technology Ltd.                                14,504        137,153
BOC Hong Kong Holdings Ltd.                               267,400        636,246
Bank of East Asia Ltd.                                    108,132        397,077
CLP Holdings Ltd.                                         141,687      1,012,689
Cathay Pacific Airways Ltd.                                86,263        181,452
Cheung Kong Holdings Ltd.                                  97,835      1,258,064
Cheung Kong Infrastructure
   Holdings Ltd.                                           25,500         98,645
Chinese Estates Holdings Ltd.                              64,000        106,965


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   3

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
HONG KONG (CONCLUDED)
Esprit Holdings Ltd.                                       87,087   $    686,344
Hang Lung Group Ltd.                                       63,000        333,688
Hang Lung Properties Ltd.                                 158,000        635,741
Hang Seng Bank Ltd.                                        53,353        742,345
Henderson Land Development Co.,
   Ltd.                                                    81,491        572,843
The Hong Kong & China Gas Ltd.                            300,290        748,181
Hong Kong Aircraft Engineering
   Co., Ltd.                                                2,400         30,283
Hong Kong Exchanges and
   Clearing Ltd.                                           73,427      1,222,696
HongKong Electric Holdings Ltd.                           107,500        637,586
Hopewell Holdings Ltd.                                     45,349        134,219
Hutchison Whampoa Ltd.                                    153,176      1,118,693
Hysan Development Co., Ltd.                                45,791        132,252
Kerry Properties Ltd.                                      52,000        278,510
Li & Fung Ltd.                                            155,990        767,152
The Link Real Estate
   Investment Trust                                       160,414        395,265
MTR Corp.                                                  91,000        344,230
NWS Holdings Ltd.                                          64,000        127,584
New World Development Ltd.                                185,484        362,201
Orient Overseas International Ltd.                         16,057        118,822
PCCW Ltd.                                                 333,000         99,093
Shangri-La Asia Ltd.                                       98,990        194,020
Sino Land Co.                                             104,421        204,110
Sun Hung Kai Properties Ltd.                              100,324      1,505,461
Swire Pacific Ltd., Class A                                54,077        649,990
Television Broadcasts Ltd.                                 14,000         67,774
Wharf Holdings Ltd.                                        96,870        545,011
Wheelock and Co., Ltd.                                     74,000        217,906
Wing Hang Bank Ltd.                                        11,500        105,062
                                                                    ------------
                                                                      16,805,353
                                                                    ------------
IRELAND -- 0.3%
Anglo Irish Bank Corp. Plc                                 62,641              1
CRH Plc                                                    49,377      1,231,710
Elan Corp. Plc (a)                                         35,769        271,490
Kerry Group Plc                                            10,099        313,915
Ryanair Holdings Plc (a)                                   35,968        179,290
                                                                    ------------
                                                                       1,996,406
                                                                    ------------
ITALY -- 3.1%
A2A SpA                                                    83,811        157,103
Assicurazioni Generali SpA                                 82,107      1,971,797
Autogrill SpA (a)                                           3,996         48,632
Autostrade SpA                                             18,482        431,577
Banca Carige SpA                                           50,030        136,780
Banca Monte dei Paschi di Siena
   SpA                                                    165,568        244,748
Banca Popolare di Milano Scrl                              31,559        195,939
Banco Popolare SpA (a)                                     45,885        318,535
Enel SpA                                                  464,779      2,597,635
Eni SpA                                                   184,466      4,326,894
Exor SpA                                                    6,689        116,220
Fiat SpA (a)                                               54,814        713,300
Finmeccanica SpA                                           28,989        386,822

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
ITALY (CONCLUDED)
Fondiaria-Sai SpA                                           1,744   $     26,203
Intesa Sanpaolo SpA (a)                                   539,504      2,009,160
Intesa Sanpaolo SpA (Non-
   Convertible Savings Shares)                             62,426        186,586
Italcementi SpA                                             1,285         14,855
Luxottica Group SpA                                         9,554        255,956
Mediaset SpA                                               50,849        436,683
Mediobanca SpA (a)                                         33,971        365,036
Mediolanum SpA                                             22,232        130,176
Parmalat SpA                                              141,422        387,395
Pirelli & C. SpA (a)                                      113,846         69,968
Prysmian SpA                                                5,678        111,535
Saipem SpA                                                 18,998        734,913
Snam Rete Gas SpA                                         102,419        518,987
Telecom Italia SpA                                        712,453      1,024,370
Telecom Italia SpA (Non-
   Convertible Savings Shares)                            456,819        515,322
Terna SpA                                                  93,312        403,267
Unicredit SpA                                           1,158,002      3,414,444
Unione Di Banche Italiane ScpA                             44,370        598,500
Unipol SpA (a)                                             15,986         18,032
                                                                    ------------
                                                                      22,867,370
                                                                    ------------
JAPAN -- 21.4%
The 77 Bank Ltd.                                           18,000        102,916
Abc-Mart Inc                                                1,800         57,533
Acom Co., Ltd.                                              3,370         55,209
Advantest Corp.                                            11,500        288,366
Aeon Co., Ltd.                                             44,400        504,575
Aeon Credit Service Co., Ltd.                               2,300         27,340
Aeon Mall Co., Ltd.                                         6,100        128,841
Aioi Insurance Co., Ltd.                                   36,000        189,858
Air Water Inc.                                              7,000         80,198
Aisin Seiki Co., Ltd.                                      13,400        402,376
Ajinomoto Co., Inc.                                        51,000        505,653
Alfresa Holdings Corp.                                      1,900         81,962
All Nippon Airways Co., Ltd.                               69,000        197,219
Amada Co., Ltd.                                            27,000        226,742
Aozora Bank Ltd.                                           57,000         80,646
Asahi Breweries Ltd.                                       26,500        497,258
Asahi Glass Co., Ltd.                                      69,100        779,394
Asahi Kasei Corp.                                          91,000        490,210
Asics Corp.                                                 7,000         68,531
Astellas Pharma, Inc.                                      31,900      1,155,520
The Bank of Kyoto Ltd.                                     24,000        221,302
The Bank of Yokohama Ltd.                                  87,000        426,907
Benesse Holdings, Inc.                                      6,300        273,139
Bridgestone Corp.                                          42,100        720,496
Brother Industries Ltd.                                    18,700        226,510
Canon Marketing Japan Inc.                                  3,100         42,226
Canon, Inc.                                                75,500      3,492,271
Casio Computer Co., Ltd.                                   12,200         94,008
Central Japan Railway Co.                                     101        769,909
The Chiba Bank Ltd.                                        61,000        365,232
Chiyoda Corp.                                               7,000         69,556
Chubu Electric Power Co., Inc.                             45,400      1,135,548


              4   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
JAPAN (CONTINUED)
Chugai Pharmaceutical Co., Ltd.                            17,700   $    332,457
The Chugoku Bank Ltd.                                      13,000        175,732
Chugoku Electric Power Co.                                 19,700        391,807
Chuo Mitsui Trust Holdings, Inc.                           73,000        274,791
Citizens Holding Co., Ltd.                                 24,200        165,794
Coca-Cola West Holdings Co., Ltd.                           1,300         21,251
Cosmo Oil Co., Ltd.                                        26,000         62,985
Credit Saison Co., Ltd.                                    13,100        203,297
Dai Nippon Printing Co., Ltd.                              41,000        554,574
Daicel Chemical Industries Ltd.                            20,000        137,670
Daido Steel Co., Ltd.                                      11,000         46,313
Daihatsu Motor Co., Ltd.                                   16,000        152,947
Daiichi Sankyo Co., Ltd.                                   46,700        875,570
Daikin Industries Ltd.                                     16,400        672,094
Dainippon Pharma Co., Ltd.                                 14,000        128,459
Daito Trust Construction Co., Ltd.                          6,300        304,623
Daiwa House Industry Co., Ltd.                             39,000        440,818
Daiwa Securities Group, Inc.                              110,000        579,774
Dena Co. Ltd.                                                  23        170,304
Denki Kagaku Kogyo Kabushiki
   Kaisha                                                  25,000        107,575
Denso Corp.                                                34,300      1,023,661
Dentsu, Inc.                                               13,313        350,306
Diamond Lease Co., Ltd.                                     4,300        156,670
Dowa Mining Co., Ltd.                                      10,350         62,412
East Japan Railway Co.                                     23,449      1,631,515
Eisai Co., Ltd.                                            17,800        634,710
Electric Power Development Co.                              9,400        309,945
Elpida Memory, Inc. (a)                                    12,600        248,653
FamilyMart Co., Ltd.                                        4,400        140,104
Fanuc Ltd.                                                 13,200      1,402,968
Fast Retailing Co., Ltd.                                    3,400        591,361
Fuji Electric Holdings Co., Ltd.                           50,800        138,782
Fuji Heavy Industries Ltd.                                 34,000        176,414
Fuji Media Holdings, Inc.                                      44         65,256
Fuji Photo Film Co., Ltd.                                  32,700      1,126,372
Fujitsu Ltd.                                              126,000        827,160
Fukuoka Financial Group, Inc.                              56,000        238,295
Furukawa Electric Co., Ltd.                                45,000        234,228
GS Yuasa Corp.                                             26,000        175,802
The Gunma Bank Ltd.                                        22,000        121,828
The Hachijuni Bank Ltd.                                    26,000        148,213
Hakuhodo DY Holdings, Inc.                                    760         40,060
Hankyu Hanshin Holdings, Inc.                              81,000        375,676
Hino Motors Ltd.                                           18,000         76,108
Hirose Electric Co., Ltd.                                   2,300        265,624
Thr Hiroshima Bank Ltd.                                    28,000        118,534
Hisamitsu Pharmaceutical Co., Ltd.                          5,100        189,771
Hitachi Chemical Co., Ltd.                                  7,700        166,809
Hitachi Construction
   Machinery Co., Ltd.                                      7,600        179,888
Hitachi High-Technologies Corp.                             3,500         80,375
Hitachi Ltd. (a)                                          314,000      1,168,273
Hitachi Metals Ltd.                                        12,000        126,338
Hokkaido Electric Power Co., Inc.                          12,900        247,599
Hokuhoku Financial Group, Inc.                             91,100        200,277

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
JAPAN (CONTINUED)
Hokuriku Electric Power                                    13,500   $    297,104
Honda Motor Co., Ltd.                                     116,500      4,106,473
Hoya Corp.                                                 27,600        759,938
IHI Corp.                                                  79,000        144,730
Ibiden Co., Ltd.                                            9,500        327,895
Idemitsu Kosan Co., Ltd.                                    1,600        121,357
Inpex Corp.                                                    55        403,922
Isetan Mitsukoshi Holdings Ltd.                            25,705        276,531
Isuzu Motors Ltd.                                          96,000        260,246
Ito En, Ltd.                                                2,100         32,546
Itochu Corp.                                              106,000        930,381
Itochu Techno-Science Corp.                                   700         23,003
The Iyo Bank Ltd.                                          19,000        180,856
J Front Retailing Co., Ltd.                                29,600        174,462
JFE Holdings, Inc.                                         34,700      1,400,031
JGC Corp.                                                  16,000        285,612
JS Group Corp.                                             18,900        385,074
JSR Corp.                                                  12,900        269,367
JTEKT Corp.                                                14,300        169,287
Jafco Co., Ltd.                                               900         23,680
Japan Petroleum Explora                                     2,400        121,861
Japan Prime Realty Investment
   Corp.                                                       32         71,260
Japan Real Estate Investment
   Corp.                                                       36        307,174
Japan Retail Fund Investment
   Corp.                                                      120        141,450
The Japan Steel Works, Ltd.                                24,000        275,394
Japan Tobacco, Inc.                                           317      1,180,142
The Joyo Bank Ltd.                                         48,000        214,507
Jupiter Telecommunications Co.,
   Ltd.                                                       157        181,561
KDDI Corp.                                                    205      1,061,247
Kajima Corp.                                               54,800        134,460
Kamigumi Co., Ltd.                                         19,000        152,961
Kaneka Corp.                                               21,000        136,260
The Kansai Electric Power Co., Inc.                        52,400      1,201,181
Kansai Paint Co., Ltd.                                     11,000         89,854
Kao Corp.                                                  38,000        963,741
Kawasaki Heavy Industries Ltd.                            102,000        282,103
Kawasaki Kisen Kaisha Ltd.                                 57,000        227,706
Keihin Electric Express
   Railway Co., Ltd.                                       32,000        262,974
Keio Electric Railway Co., Ltd.                            42,000        283,780
Keisei Electric Railway Co., Ltd.                          12,000         73,115
Keyence Corp.                                               3,020        723,104
Kikkoman Corp.                                             13,000        152,358
Kinden Corp.                                                6,000         52,651
Kintetsu Corp.                                            126,000        392,392
Kirin Holdings Co., Ltd.                                   59,000        871,105
Kobe Steel Ltd.                                           179,000        385,425
Koito Manufacturing Co., Ltd.                               5,000         74,426
Komatsu Ltd.                                               66,900      1,405,535
Konami Corp.                                                8,600        165,971
Konica Minolta Holdings, Inc.                              34,000        397,676
Kubota Corp.                                               73,000        666,508


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   5

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
JAPAN (CONTINUED)
Kuraray Co., Ltd.                                          25,000   $    336,881
Kurita Water Industries Ltd.                                8,600        243,940
Kyocera Corp.                                              11,100      1,083,486
Kyowa Hakko Kirin Co., Ltd.                                19,000        196,232
Kyushu Electric Power Co., Inc.                            28,500        620,829
Lawson, Inc.                                                5,700        243,422
Mabuchi Motor Co., Ltd.                                     1,600         92,272
Makita Corp.                                                8,000        264,081
Marubeni Corp.                                            115,000        715,784
Marui Group Co., Ltd.                                      10,500         76,170
Maruichi Steel Tube Ltd.                                      400          8,116
Matsui Securities Co., Ltd.                                 2,900         20,769
Mazda Motor Corp.                                         108,400        305,747
McDonald's Holdings Co. Japan Ltd.                          5,700        115,723
Medipal Holdings Corp.                                     10,900        129,231
Meiji Holdings Co., Ltd.                                    4,293        166,588
Minebea Co., Ltd.                                          19,000        115,753
Mitsubishi Chemical Holdings Corp.                         86,000        440,421
Mitsubishi Corp.                                           89,400      2,347,618
Mitsubishi Electric Corp.                                 136,000      1,252,193
Mitsubishi Estate Co., Ltd.                                83,000      1,360,279
Mitsubishi Gas Chemical Co., Inc.                          25,000        150,909
Mitsubishi Heavy Industries Ltd.                          213,200        884,416
Mitsubishi Logistics Corp.                                  4,000         49,773
Mitsubishi Materials Corp.                                 92,000        265,005
Mitsubishi Motors Corp. (a)                               251,000        341,713
Mitsubishi Tanabe Pharma Corp.                             16,000        226,091
Mitsubishi UFJ Financial Group, Inc.                      885,174      4,639,775
Mitsui & Co., Ltd.                                        121,000      2,037,318
Mitsui Chemicals, Inc.                                     70,000        212,219
Mitsui Engineering & Shipbuilding Co., Ltd.                47,000        117,311
Mitsui Fudosan Co., Ltd.                                   57,000        970,188
Mitsui Mining & Smelting Co., Ltd.                         25,000         74,998
Mitsui OSK Lines Ltd.                                      81,000        582,476
Mitsui Sumitomo Insurance Group Holdings, Inc.             28,457        791,411
Mitsumi Electric Co., Ltd.                                  4,100         89,891
Mizuho Financial Group, Inc.                              954,840      1,887,765
Murata Manufacturing Co., Ltd.                             15,100        859,294
NEC Corp.                                                 183,000        551,205
NGK Insulators Ltd.                                        18,000        367,960
NGK Spark Plug Co., Ltd.                                   12,000        163,463
NHK Spring Co., Ltd.                                        7,000         64,332
NOK Corp.                                                   8,600        129,546
NSK Ltd.                                                   34,000        268,926
NTN Corp.                                                  43,000        194,519
NTT Data Corp.                                                 92        306,756
NTT DoCoMo, Inc.                                            1,082      1,646,773
NTT Urban Development Co.                                      89         75,352
Namco Bandai Holdings, Inc.                                13,500        131,662
Nidec Corp.                                                 7,300        782,719
Nikon Corp.                                                23,000        502,850

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
Japan (CONTINUED)
Nintendo Co., Ltd.                                          6,900   $  2,314,009
Nippon Building Fund, Inc.                                     38        327,444
Nippon Electric Glass Co.                                  24,500        345,816
Nippon Express Co., Ltd.                                   69,000        297,177
Nippon Meat Packers, Inc.                                  14,000        177,122
Nippon Mining Holdings, Inc.                               63,500        301,625
Nippon Oil Corp.                                           88,000        448,176
Nippon Paper Group, Inc.                                    6,894        177,389
Nippon Sanso Corp.                                         20,000        195,862
Nippon Sheet Glass Co., Ltd.                               33,000         97,600
Nippon Steel Corp.                                        359,000      1,411,673
Nippon Telegraph & Telephone Corp.                         36,276      1,526,405
Nippon Yusen Kabushiki Kaisha                             114,000        450,870
Nipponkoa Insurance Co., Ltd.                              47,000        299,364
The Nishi-Nippon City Bank Ltd.                            39,000        115,330
Nissan Chemical Industries Ltd.                            12,000        167,977
Nissan Motor Co., Ltd.                                    175,400      1,506,252
Nissay Dowa General Insurance Co., Ltd.                     3,000         15,905
Nissha Printing Co. Ltd.                                    2,800        109,464
Nisshin Seifun Group, Inc.                                 14,000        180,804
Nisshin Steel Co., Ltd.                                    30,000         62,644
Nisshinbo Industries, Inc.                                 13,000        134,794
Nissin Foods Holdings Co., Ltd.                             6,100        205,318
Nitori Co., Ltd.                                            2,700        205,006
Nitto Denko Corp.                                          11,610        450,850
Nomura Holdings, Inc.                                     260,300      1,909,990
Nomura Real Estate Holdings, Inc.                           7,200        111,208
Nomura Real Estate Office Fund, Inc.                           14         78,722
Nomura Research Institute Ltd.                              7,400        168,685
OJI Paper Co., Ltd.                                        61,000        267,727
ORIX Corp.                                                  7,370        654,383
Obayashi Corp.                                             47,000        208,941
Obic Co., Ltd.                                                250         45,432
Odakyu Electric Railway Co., Ltd.                          45,000        374,759
Olympus Corp.                                              16,000        514,333
Omron Corp.                                                14,500        337,286
Ono Pharmaceutical Co., Ltd.                                6,200        275,976
Oracle Corp. Japan                                          2,900        134,603
Oriental Land Co., Ltd.                                     3,300        230,209
Osaka Gas Co., Ltd.                                       130,000        466,085
Otsuka Shokai Co., Ltd.                                       500         31,799
Panasonic Corp.                                           138,000      2,115,683
Panasonic Electric Works Ltd.                              29,873        377,632
Rakuten, Inc.                                                 510        368,950
Resona Holdings, Inc.                                      36,256        459,494
Ricoh Co., Ltd.                                            50,000        783,122
Rinnai Corp.                                                3,100        162,962
Rohm Co., Ltd.                                              7,500        561,183
SBI Holdings, Inc.                                          1,385        273,845
SMC Corp.                                                   4,000        543,987
Sankyo Co., Ltd. (Gunma)                                    4,500        222,774
Santen Pharmaceutical Co., Ltd.                             3,900        117,387
Sanyo Electric Co., Ltd. (a)                              113,000        181,456


              6   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
JAPAN (CONTINUED)
Sapporo Hokuyo Holdings, Inc.                              13,789   $     63,055
Sapporo Holdings Ltd.                                      19,000         99,314
Secom Co., Ltd.                                            14,000        612,976
Sega Sammy Holdings, Inc.                                  14,332        173,646
Seiko Epson Corp.                                          10,300        160,272
Sekisui Chemical Co., Ltd.                                 32,000        216,978
Sekisui House Ltd.                                         39,000        390,352
Senshu Ikeda Holdings, Inc.                                35,670         64,900
Seven & I Holdings Co., Ltd.                               54,300      1,313,576
Seven Bank Ltd.                                                22         44,281
Sharp Corp.                                                70,000        876,594
Shikoku Electric Power Co., Inc.                           13,100        371,467
Shimadzu Corp.                                             12,000         96,287
Shimamura Co., Ltd.                                         1,600        141,849
Shimano, Inc.                                               4,900        217,207
Shimizu Corp.                                              43,000        179,736
Shin-Etsu Chemical Co., Ltd.                               29,000      1,687,699
Shinko Electric Industries                                  2,700         41,919
Shinko Securities Co., Ltd.                                42,300        133,941
Shinsei Bank Ltd.                                          81,000         98,183
Shionogi & Co., Ltd.                                       23,000        437,766
Shiseido Co., Ltd.                                         26,000        565,776
The Shizuoka Bank Ltd.                                     43,000        375,445
Showa Denko KK                                            103,000        232,474
Showa Shell Sekiyu KK                                      18,700        126,652
Softbank Corp.                                             52,500      1,295,493
Sojitz Corp.                                               86,500        167,700
Sompo Japan Insurance, Inc.                                67,800        485,411
Sony Corp.                                                 70,400      2,697,473
Sony Financial Holdings, Inc.                                  62        203,803
Square Enix Holdings Co., Ltd.                              5,400        118,235
Stanley Electric Co., Ltd.                                 11,600        225,619
Sumco Corp. (a)                                             8,100        172,696
Sumitomo Chemical Co., Ltd.                               114,000        558,180
Sumitomo Corp.                                             76,000        875,183
Sumitomo Electric Industries Ltd.                          51,100        627,782
Sumitomo Heavy Industries Ltd.                             48,000        289,614
Sumitomo Metal Industries Ltd.                            237,000        718,506
Sumitomo Metal Mining Co., Ltd.                            37,000        550,486
Sumitomo Mitsui Financial Group, Inc.                      90,250      2,989,962
Sumitomo Realty & Development Co., Ltd.                    27,000        515,210
Sumitomo Rubber Industries, Ltd.                            7,700         68,017
The Sumitomo Trust & Banking Co., Ltd.                    100,000        587,766
Suruga Bank Ltd.                                           15,000        134,347
Suzuken Co., Ltd.                                           5,200        183,559
Suzuki Motor Corp.                                         22,900        505,632
Sysmex Corp.                                                1,800        105,662
T&D Holdings, Inc.                                         20,000        474,569
TDK Corp.                                                   8,200        546,653
THK Co., Ltd.                                               7,500        163,967
Taiheiyo Cement Corp.                                      38,000         54,527
Taisei Corp.                                               75,000        165,465
Taisho Pharmaceutical Co., Ltd.                             9,000        163,558

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
JAPAN (CONCLUDED)
Takashimaya Co., Ltd.                                      19,000   $    156,207
Takeda Pharmaceutical Co., Ltd.                            52,900      2,329,395
Teijin Ltd.                                                68,000        228,578
Terumo Corp.                                               11,700        623,800
Tobu Railway Co., Ltd.                                     59,000        327,715
Toho Co., Ltd.                                              8,500        137,019
Toho Gas Co., Ltd.                                         36,000        196,567
Tohoku Electric Power Co., Inc.                            31,600        668,476
Tokio Marine Holdings, Inc.                                51,000      1,437,750
Tokuyama Corp.                                             28,000        155,238
The Tokyo Electric Power Co., Inc.                         85,300      2,275,079
Tokyo Electron Ltd.                                        12,100        804,129
Tokyo Gas Co., Ltd.                                       163,000        718,961
Tokyo Steel Manufacturing Co., Ltd.                         3,400         42,625
Tokyo Tatemono Co., Ltd.                                   32,000        115,324
Tokyu Corp.                                                82,000        343,286
Tokyu Land Corp.                                           23,000         88,038
TonenGeneral Sekiyu KK                                     20,000        169,032
Toppan Printing Co., Ltd.                                  40,000        361,766
Toray Industries, Inc.                                    101,700        594,896
Toshiba Corp.                                             283,000      1,464,758
Tosoh Corp.                                                23,000         58,496
Toto Ltd.                                                  18,000        122,823
Toyo Seikan Kaisha, Ltd.                                   11,200        198,464
Toyo Suisan Kaisha, Ltd.                                    8,000        206,985
Toyoda Gosei Co., Ltd.                                      5,900        165,673
Toyota Boshoku Corp.                                        5,100         98,044
Toyota Industries Corp.                                    12,500        357,780
Toyota Motor Corp.                                        207,000      8,323,341
Toyota Tsusho Corp.                                        15,600        245,070
Trend Micro, Inc.                                           8,500        296,712
Tsumura & Co.                                               3,000         87,134
UNY Co., Ltd.                                               8,000         66,268
USS Co., Ltd.                                                 940         63,943
Ube Industries Ltd.                                        86,000        220,768
Uni-Charm Corp.                                             2,500        241,368
Ushio, Inc.                                                 6,300        107,082
West Japan Railway Co.                                        108        372,105
Yahoo! Japan Corp.                                          1,035        377,519
Yakult Honsha Co., Ltd.                                     7,000        188,875
Yamada Denki Co., Ltd.                                      6,600        487,720
Yamaguchi Financial Group, Inc.                            17,000        186,233
Yamaha Corp.                                                9,700        125,406
Yamaha Motor Co., Ltd. (a)                                 17,800        267,404
Yamato Kogyo Co. Ltd.                                       2,800         93,148
Yamato Transport Co., Ltd.                                 28,000        394,081
Yamazaki Baking Co., Ltd.                                   6,000         74,322
Yaskawa Electric Corp.                                     13,000        119,112
The Yasuda Trust & Banking Co., Ltd.                      118,000        118,911
Yokogawa Electric Corp.                                    14,000        122,285
                                                                    ------------
                                                                     160,217,421
                                                                    ------------
KAZAKHSTAN -- 0.0%
Eurasian Natural Resources Corp.                           18,209        329,019
                                                                    ------------


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   7

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
LUXEMBOURG -- 0.5%
ArcelorMittal                                              60,508   $  2,653,007
SES Global                                                 21,161        534,097
Tenaris SA                                                 33,862        730,126
                                                                    ------------
                                                                       3,917,230
                                                                    ------------
NETHERLANDS -- 2.6%
ASML Holding NV                                            30,899      1,095,530
Aegon NV (a)                                              110,528        754,511
Akzo Nobel NV                                              16,565        943,536
Corio NV                                                    3,993        266,474
Fugro NV                                                    5,546        361,932
Heineken Holding NV                                         8,300        369,278
Heineken NV                                                16,903        868,110
ING Groep NV CVA (a)                                      257,795      2,554,130
Koninklijke Ahold NV                                       85,388      1,138,667
Koninklijke Boskalis Westminster NV                         4,224        161,592
Koninklijke DSM NV                                         11,051        492,322
Koninklijke KPN NV                                        118,391      1,878,752
Koninklijke Philips Electronics NV                         68,556      2,199,710
Koninklijke Vopak NV                                        1,953        153,565
Randstad Holdings NV (a)                                    7,250        344,294
Reed Elsevier NV                                           52,949        642,583
SBM Offshore NV                                            10,381        207,427
STMicroelectronics NV                                      49,010        486,344
TNT NV                                                     25,883        741,222
Unilever NV                                               115,438      3,492,343
Wolters Kluwer NV                                          21,918        474,862
                                                                    ------------
                                                                      19,627,184
                                                                    ------------
NEW ZEALAND -- 0.1%
Auckland International Airport Ltd.                        44,629         61,440
Contact Energy Ltd.                                        17,272         78,491
Fletcher Building Ltd.                                     51,145        302,961
Sky City Ltd.                                              28,496         65,114
Telecom Corp. of New Zealand Ltd.                         162,398        249,736
                                                                    ------------
                                                                         757,742
                                                                    ------------
NORWAY -- 0.7%
DnB NOR ASA (a)                                            63,032        720,919
Norsk Hydro ASA (a)                                        48,953        373,718
Orkla ASA                                                  58,937        521,445
Renewable Energy Corp. ASA (a)                             23,854        111,670
Statoil ASA                                                80,582      1,875,092
Telenor ASA (a)                                            52,195        708,363
Telenor ASA - ADR (a)                                       1,431         57,598
Yara International ASA                                     13,606        591,537
                                                                    ------------
                                                                       4,960,342
                                                                    ------------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA, Registered Shares           174,287        193,483
Banco Espirito Santo, SA Registered Shares (a)             37,186        200,659
Brisa-Auto Estradas de Portugal SA, Private Shares         16,547        140,226
Cimpor Cimentos de Portugal SA                             21,742        164,122

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
PORTUGAL (CONCLUDED)
Energias de Portugal SA                                   115,481   $    458,861
Galp Energia SGPS SA                                        8,572        148,826
Jeronimo Martins SGPS SA                                   18,526        187,615
Portugal Telecom SGPS SA Registered Shares                 42,030        469,100
                                                                    ------------
                                                                       1,962,892
                                                                    ------------
SINGAPORE -- 1.4%
Ascendas Real Estate Investment Trust                     136,962        187,784
CapitaLand Ltd.                                           167,749        474,943
CapitaMall Trust                                          192,700        243,383
CapitaMalls Asia Ltd.                                      82,000        132,471
City Developments Ltd.                                     37,535        283,905
ComfortDelgro Corp. Ltd.                                  110,816        123,450
Cosco Corp. (Singapore) Ltd.                               79,002         69,834
DBS Group Holdings Ltd.                                   122,407      1,248,032
Fraser and Neave Ltd.                                      74,096        253,818
Genting Singapore Plc (a)                                 317,227        200,407
Golden Agri-Resources Ltd. (a)                            497,251        205,725
Jardine Cycle & Carriage Ltd.                               8,721        182,845
Keppel Corp. Ltd.                                          93,616        609,752
Neptune Orient Lines Ltd.                                  92,350        132,607
Noble Group Ltd.                                          126,720        276,676
Olam International Ltd.                                    99,900        184,597
Oversea-Chinese Banking Corp.                             179,914      1,118,116
SembCorp Industries Ltd.                                   81,590        240,230
Sembcorp Marine Ltd.                                       71,197        212,725
Singapore Airlines Ltd.                                    34,009        369,132
Singapore Exchange Ltd.                                    70,000        382,174
Singapore Press Holdings Ltd.                             119,316        325,492
Singapore Technologies Engineering Ltd.                    92,213        209,958
Singapore Telecommunications Ltd.                         570,132      1,289,666
StarHub Ltd.                                               54,157         88,637
UOL Group Ltd.                                             23,457         65,295
United Overseas Bank Ltd.                                  84,572      1,158,933
Wilmar International Ltd.                                  91,670        438,127
Yangzijiang Shipbuilding Holdings Ltd.                     85,183         70,515
                                                                    ------------
                                                                      10,779,229
                                                                    ------------
SPAIN -- 3.8%
ACS Actividades de Construccion y Servicios, SA            10,348        477,461
Abertis Infraestructuras SA                                20,225        389,528
Acciona SA                                                  1,826        202,288
Acerinox SA                                                11,621        228,825
Banco Bilbao Vizcaya Argentaria SA                        252,010      3,446,246
Banco de Sabadell SA                                       67,059        370,400
Banco de Valencia SA                                        8,786         56,124
Banco Popular Espanol SA                                   62,225        457,650
Banco Santander SA                                        582,727      7,729,342
Bankinter SA                                               21,946        182,911
Corp. Mapfre SA                                            55,108        202,071


              8   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
SPAIN (CONCLUDED)
Criteria Caixacorp. SA                                     62,512   $    310,154
Enagas                                                     14,796        324,111
Ferrovial SA                                               35,676        346,649
Fomento de Construcciones y Contratas SA                    3,049        111,513
Gamesa Corp. Tecnologica SA                                10,264        140,581
Gas Natural SDG SA                                         16,549        305,225
Gestevision Telecinco SA                                    4,123         64,752
Grifols SA                                                  9,495        141,795
Iberdrola Renovables                                       60,677        251,649
Iberdrola SA                                              258,547      2,189,302
Iberia Lineas Aereas de Espana                             36,747        128,368
Inditex SA                                                 15,666      1,033,259
Indra Sistemas SA                                           4,973        101,937
Red Electrica de Espana                                     8,525        457,444
Repsol YPF SA                                              51,810      1,227,296
Sacyr Vallehermoso SA (a)                                   2,579         22,704
Telefonica SA                                             299,988      7,108,109
Zardoya Otis SA                                            10,042        174,171
                                                                    ------------
                                                                      28,181,865
                                                                    ------------
SWEDEN -- 2.6%
Alfa Laval AB                                              23,643        347,790
Assa Abloy AB, Series B                                    21,977        429,853
Atlas Copco AB, Class A                                    43,609        675,876
Atlas Copco AB, Class B                                    27,049        378,883
Electrolux AB                                              16,346        374,406
Getinge AB, Class B                                        14,141        339,072
Hennes & Mauritz AB B Shares                               34,665      2,254,155
Holmen AB, Class B                                          2,045         55,088
Husqvarna AB (a)                                           30,681        223,329
Investor AB                                                31,200        598,200
Kinnevik Investment AB                                     16,975        312,807
Lundin Petroleum AB (a)                                    14,102        119,374
Millicom International Cellular SA - ADR                    5,814        520,179
Nordea Bank AB                                            220,434      2,172,841
Ratos AB                                                    8,044        266,616
SKB AB                                                     26,792        475,947
SSAB AB                                                    12,784        229,860
SSAB AB                                                     6,561        106,545
Sandvik AB                                                 67,813        847,155
Scania AB                                                  21,585        341,671
Securitas AB                                               22,248        237,176
Skandinaviska Enskilda Banken AB, Class A (a)              99,149        631,551
Skanska AB, Class B                                        28,005        508,662
Svenska Cellulosa AB                                       41,311        582,472
Svenska Handelsbanken, Class A                             32,512        953,934
Swedbank AB, A Shares                                      41,950        429,620
Swedish Match AB                                           17,750        424,177
Tele2 AB                                                   21,466        357,877
Telefonaktiebolaget LM Ericsson                           207,889      2,179,927
TeliaSonera AB                                            145,201      1,030,990
Volvo AB A Shares                                          31,401        311,176

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
SWEDEN (CONCLUDED)
Volvo AB B Shares                                          70,381   $    708,252
                                                                    ------------
                                                                      19,425,461
                                                                    ------------
SWITZERLAND -- 7.8%
ABB Ltd.                                                  158,394      3,462,599
Actelion Ltd. (a)                                           7,930        360,523
Adecco SA, Registered Shares                                8,832        501,407
Aryzta AG                                                   4,912        215,161
BKW FMB Energie AG                                            374         27,789
Baloise Holding AG                                          3,108        275,641
Compagnie Financiere Richemont SA                          37,470      1,452,909
Credit Suisse Group AG                                     80,785      4,158,199
GAM Holdings Ltd.                                          11,630        142,619
Geberit AG                                                  2,933        524,744
Givaudan SA                                                   572        501,609
Holcim Ltd.                                                17,610      1,312,389
Julius Baer Group Ltd.                                     13,842        501,010
Kuehne & Nagel International AG                             3,968        400,923
Lindt & Spruengli AG                                           43        101,725
Lindt & Spruengli AG 'R'                                        6        162,378
Logitech International SA (a)                              13,305        219,368
Lonza Group AG, Registered Shares                           3,806        310,896
Nestle SA, Registered Shares                              248,898     12,754,034
Nobel Biocare Holding AG                                    7,919        211,585
Novartis AG, Registered Shares                            151,463      8,193,232
Pargesa Holding SA                                          2,165        183,726
Roche Holding AG                                           50,429      8,190,201
SGS SA                                                        424        585,216
Schindler Holding AG                                        3,355        295,137
Schindler Holding AG                                        1,855        161,039
Sonova Holding AG                                           3,530        438,146
Straumann Holding AG, Registered Shares (a)                   392         97,464
The Swatch Group Ltd. Bearer Shares                         2,214        706,033
The Swatch Group Ltd., Registered Shares                    3,776        224,726
Swiss Life Holding                                          1,785        234,090
Swiss Reinsurance Co., Registered Shares (a)               24,794      1,216,529
Swisscom AG                                                 1,673        611,053
Syngenta AG                                                 6,791      1,885,717
Synthes, Inc.                                               4,642        579,947
UBS AG (a)                                                255,407      4,154,937
Zurich Financial Services AG                               10,575      2,712,421
                                                                    ------------
                                                                      58,067,122
                                                                    ------------
UNITED KINGDOM -- 20.2%
3i Group Plc                                               67,937        299,823
Admiral Group Plc                                          11,889        238,354
Amec Plc                                                   23,434        284,127
Anglo American Plc (a)                                     92,399      4,022,041
Antofagasta Plc                                            27,689        437,223
Associated British Foods Plc                               25,378        377,161
AstraZeneca Plc                                           101,764      4,537,220
Autonomy Corp Plc (a)                                      15,617        431,629


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   9

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
UNITED KINGDOM (CONTINUED)
Aviva Plc                                                 194,567   $  1,136,631
BAE Systems Plc                                           248,361      1,400,228
BG Group Plc                                              236,584      4,097,113
BHP Billiton Plc                                          154,935      5,295,364
BP Plc                                                  1,317,255     12,468,000
BT Group Plc                                              543,525      1,020,252
Balfour Beatty Plc                                         50,454        224,087
Barclays Plc                                              800,097      4,356,670
British Airways Plc (a)                                    39,996        147,913
British American Tobacco Plc                              140,195      4,833,282
British Land Co. Plc                                       67,877        494,755
British Sky Broadcasting Plc                               80,291        733,548
Bunzl Plc                                                  22,948        251,156
Burberry Group Plc                                         30,344        328,869
Cable & Wireless Worldwide (a)                            179,589        250,724
Cairn Energy Plc (a)                                       97,229        615,661
Capita Group Plc                                           43,577        500,401
Carnival Plc                                               12,233        502,173
Centrica Plc                                              360,188      1,608,285
Cobham Plc                                                 80,535        314,065
Compass Group Plc                                         130,035      1,038,094
Diageo Plc                                                175,627      2,952,788
Drax Group Plc                                             33,579        190,554
Experian Group Ltd.                                        72,642        714,321
Firstgroup Plc                                             34,889        190,017
Fresnillo Plc                                              13,316        171,492
GlaxoSmithKline Plc                                       364,400      6,994,561
Group 4 Securicor Plc                                      88,209        350,120
HSBC Holdings Plc                                       1,222,263     12,386,281
Hammerson Plc                                              48,068        286,840
Home Retail Group                                          72,564        298,554
ICAP Plc                                                   36,053        204,373
Imperial Tobacco Group Plc                                 71,331      2,176,404
Inmarsat Plc                                               30,487        349,628
Intercontinental Hotels Group Plc                          17,940        280,816
International Power Plc                                   108,116        524,963
Invensys Plc                                               56,527        291,956
Investec Plc                                               28,233        230,799
J Sainsbury Plc                                            84,213        418,948
Johnson Matthey Plc                                        15,284        405,733
Kazakhmys Plc                                              15,025        347,318
Kingfisher Plc                                            167,665        545,905
Land Securities Group Plc                                  53,652        551,675
Legal & General Group Plc                                 410,318        547,144
Liberty International Plc                                  33,369        254,488
Lloyds TSB Group Plc (a)                                2,676,495      2,541,496
London Stock Exchange Group Plc                             9,771        105,359
Lonmin Plc (a)                                             10,670        330,321
Man Group Plc                                             119,847        438,710
Marks & Spencer Group Plc                                 112,095        629,984
National Grid Plc                                         172,232      1,676,569
Next Plc                                                   13,795        453,163
Old Mutual Plc (a)                                        373,612        694,091
Pearson Plc                                                57,317        898,564
Petrofac Ltd.                                              14,306        260,902

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
UNITED KINGDOM (CONCLUDED)
Prudential Plc                                            176,684   $  1,461,643
Rangold Resources Ltd.                                      6,307        483,972
Reckitt Benckiser Plc                                      42,568      2,338,850
Reed Elsevier Plc                                          84,959        676,698
Resolution Ltd.                                           131,725        164,008
Rexam Plc                                                  61,337        272,651
Rio Tinto Plc, Registered Shares                           96,101      5,681,362
Rolls-Royce Group Plc                                     130,697      1,183,306
Royal & Sun Alliance Insurance Group                      253,862        491,467
Royal Bank of Scotland Group Plc (a)                    1,183,159        783,766
Royal Dutch Shell Plc                                     249,041      7,220,395
Royal Dutch Shell Plc, Class B                            189,334      5,219,540
SABMiller Plc                                              65,155      1,911,072
Sage Group Plc                                             91,802        333,302
Schroders Plc                                               8,497        181,513
Scottish & Southern Energy Plc                             65,041      1,087,547
Sego Plc                                                   44,794        217,616
Serco Group Plc                                            36,365        331,792
Severn Trent Plc                                           16,561        300,271
Shire Ltd.                                                 39,639        873,583
Smith & Nephew Plc                                         62,734        626,460
Smiths Group Plc                                           27,238        469,880
Standard Chartered Plc                                    142,314      3,879,091
Standard Life Plc                                         162,910        494,766
TUI Travel Plc                                             39,643        181,614
Tesco Plc                                                 557,668      3,687,053
Thomas Cook Group Plc                                      53,878        220,713
Tomkins Plc                                                63,755        228,356
Tullow Oil Plc                                             61,987      1,176,288
Unilever Plc                                               90,076      2,636,939
United Utilities Group Plc                                 47,732        405,178
Vedanta Resources Plc                                       9,749        410,469
Vodafone Group Plc                                      3,694,225      8,544,426
WPP Plc                                                    88,580        916,607
Whitbread Plc                                              12,394        277,466
William Morrison Supermarkets Plc                         148,920        662,939
Wolseley Plc (a)                                           19,874        480,223
Xstrata Plc                                               132,419      2,506,200
                                                                    ------------
                                                                     150,958,708
                                                                    ------------
TOTAL COMMON STOCKS - 96.5%                                          721,885,227
                                                                    ============
PREFERRED SECURITIES
PREFERRED STOCKS
GERMANY -- 0.2%
Henkel KGaA, 1.75%                                         12,781        688,378
RWE AG, 3.50%                                               2,641        217,217
Volkswagen AG, 4.35%                                        7,550        692,408
                                                                    ------------
TOTAL PREFERRED SECURITIES - 0.2%                                      1,598,003
                                                                    ------------


              10   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                               MASTER INTERNATIONAL INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

RIGHTS                                                  SHARES          VALUE
------                                               ------------   ------------
AUSTRALIA -- 0.0%
Lend Lease Group (Expires 4/06/10)                          8,198   $      6,770
                                                                    ============
GERMANY -- 0.0%
Volkswagen AG (Expires 4/13/10)                             9,665          6,396
                                                                    ------------
TOTAL RIGHTS -- 0.0%                                                      13,166
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS
(COST -- $711,091,521) -- 96.7%                                      723,496,396
                                                                    ============
SHORT-TERM SECURITIES
BlackRock Liquidity Funds,
   TempCash, Institutional Class,
   0.12% (b)(c)                                         1,305,459      1,305,459
                                                                    ------------
TOTAL SHORT-TERM SECURITIES
(COST -- $1,305,459) -- 0.2%                                           1,305,459
                                                                    ------------
TOTAL INVESTMENTS
(COST -- $712,396,980*) -- 96.9%                                     724,801,855
OTHER ASSETS LESS LIABILITIES -- 3.1%                                 23,180,650
                                                                    ------------
NET ASSETS - 100.0%                                                 $747,982,505
                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                     $ 744,852,086
                                                                   =============
Gross unrealized appreciation                                      $  85,492,441
Gross unrealized depreciation                                       (105,542,672)
                                                                   -------------
Net unrealized depreciation                                        $ (20,050,231)
                                                                   =============

(a)  Non-income producing security.

(b)  Represents the current yield as of report date.

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                       NET
AFFILIATE                            ACTIVITY    INCOME
---------                          -----------   ------
BlackRock Liquidity Funds,
   TempCash, Institutional Class   $(5,314,759)   $823


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   11

                                               MASTER INTERNATIONAL INDEX SERIES

-    Financial futures contracts purchased as of March 31, 2010 were as follows:

                                                 EXPIRATION    NOTIONAL     UNREALIZED
CONTRACTS             ISSUE           EXCHANGE      DATE         VALUE     APPRECIATION
---------   ----------------------   ---------   ----------   ----------   ------------
    85      OMXS30 Index Futures     Stockholm   April 2010   $1,193,250     $  4,538
   119      DJ Euro Stoxx 50           Eurex     June 2010    $4,561,117       21,246
    35      Emini MSCI                Chicago    June 2010    $2,711,524       42,626
    61      FTSE 100 Index Futures     LIFFE     June 2010    $5,169,325       24,163
    19      SPI 200 Index Futures      Sydney    June 2010    $2,120,458        6,219
    54      TOPIX Index Futures        Tokyo     June 2010    $5,379,670      266,389
                                                                             --------
TOTAL                                                                        $365,181
                                                                             ========

-    Foreign currency exchange contracts as of March 31, 2010 were as follows:

77

                                                                    UNREALIZED
CURRENCY            CURRENCY                         SETTLEMENT    APPRECIATION
PURCHASED             SOLD          COUNTERPARTY        DATE      (DEPRECIATION)
--------------   --------------   ----------------   ----------   --------------
AUD     75,000   USD     68,903        UBS AG          4/01/10       $   (79)
CHF     60,000   USD     56,238        UBS AG          4/01/10           667
JPY 43,000,000   USD    463,312        UBS AG          4/01/10        (3,370)
SEK    375,000   USD     51,531        UBS AG          4/01/10           404
USD     54,993   AUD     60,000        UBS AG          4/01/10           (66)
USD     47,477   CHF     50,000        UBS AG          4/01/10            56
USD    665,868   EUR    495,000        UBS AG          4/01/10        (2,707)
USD    151,655   GBP    100,000   Sanford C. Berns     4/01/10           (95)
USD    346,380   GBP    230,000        UBS AG          4/01/10        (2,644)
USD    128,342   JPY 12,000,000        UBS AG          4/01/10           (14)
                                                                     -------
TOTAL                                                                $(7,848)
                                                                     =======

              12   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                               MASTER INTERNATIONAL INDEX SERIES

- Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 -- price quotations in active markets/exchanges for identical assets and liabilities

     - Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

     - Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Series' investments:

VALUATION INPUTS               LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
----------------             ----------   ------------   -------   ------------
ASSETS:
Investments in Securities:
   Long-Term Investments:
      Common Stocks:
         Australia                   --   $ 62,378,937     $11     $ 62,378,948
         Austria                     --      2,363,754      --        2,363,754
         Belgium                     --      7,047,322      --        7,047,322
         Bermuda                     --        751,242      --          751,242
         Cayman                      --        407,734      --          407,734
         Islands
         Denmark                     --      6,915,590      --        6,915,590
         Finland                     --      8,960,019      --        8,960,019
         France                      --     73,634,386      --       73,634,386
         Germany                     --     55,290,283      --       55,290,283
         Greece                      --      3,282,605      --        3,282,605
         Hong Kong                   --     16,805,353      --       16,805,353
         Ireland                     --      1,996,405       1       1,996,406
         Italy                       --     22,867,370      --       22,867,370
         Japan                       --    160,217,421      --      160,217,421
         Kazakhstan                  --        329,019      --          329,019
         Luxembourg                  --      3,917,230      --        3,917,230
         Netherlands                 --     19,627,184      --       19,627,184
         New Zealand                 --        757,742      --          757,742
         Norway              $   57,598      4,902,744      --        4,960,342
         Portugal                    --      1,962,892      --        1,962,892
         Singapore                   --     10,779,229      --       10,779,229
         Spain                       --     28,181,865      --       28,181,865
         Sweden                      --     19,425,461      --       19,425,461
         Switzerland                 --     58,067,122      --       58,067,122
         United Kingdom              --    150,958,708      --      150,958,708
      Preferred Stocks:
         Germany                692,408        905,595      --        1,598,003
      Rights:
         Australia                6,770             --      --            6,770
         Germany                     --          6,396      --            6,396
Short-Term Securities         1,305,459             --      --        1,305,459
                             ----------   ------------     ---     ------------
TOTAL                        $2,062,235   $722,739,608     $12     $724,801,855
                             ==========   ============     ===     ============


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   13

SCHEDULE OF INVESTMENTS (concluded)

                                               MASTER INTERNATIONAL INDEX SERIES

                               DERIVATIVE FINANCIAL INSTRUMENTS(1)
                             ---------------------------------------
VALUATION INPUTS              LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
----------------             --------   -------   -------   --------
ASSETS:
   Interest rate contracts   $365,181        --      --     $365,181
   Foreign currency
      exchange contracts           --   $ 1,127      --        1,127
LIABILITIES
Foreign currency
   exchange contracts              --    (8,975)     --       (8,975)
                             --------   -------     ---     --------
TOTAL                        $365,181   $(7,848)     --     $357,333
                             --------   -------     ---     --------

(1) Derivative financial instruments are financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                     COMMON STOCKS
                                     -------------
ASSETS:
Balance, as of December 31, 2009          $15
Accrued discounts/premiums                 --
Change in unrealized appreciation/
   depreciation (2)                        (3)
Purchases                                  --
Sales                                      --
Transfers in (3)                           --
Transfers out (3)                          --
                                          ---
BALANCE, AS OF MARCH 31, 2010             $12
                                          ===

(2) The change in unrealized appreciation/depreciation on the securities still held on March 31, 2010 was $(3).

(3) The Series policy is to reorganize transfers in and transfers out as of the event or the change in circumstances that caused the transfer.


              14   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2010 is provided below.



STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS -- 95.1%
CONSUMER DISCRETIONARY -- 9.9%
Abercrombie & Fitch Co. Class A                            15,846   $        723
Amazon.Com, Inc. (a)                                       58,392          7,926
Apollo Group, Inc. Class A (a)                             23,129          1,418
AutoNation, Inc. (a)                                       16,963            307
AutoZone, Inc. (a)                                          5,464            946
Bed Bath & Beyond, Inc. (a)                                45,645          1,997
Best Buy Co., Inc.                                         60,119          2,558
Big Lots, Inc. (a)                                         12,727            464
Carnival Corp.                                             74,750          2,906
CBS Corp. Class B                                         117,103          1,632
Coach, Inc.                                                52,628          2,080
Comcast Corp. Class A                                     484,848          9,125
D.R. Horton, Inc.                                          52,876            666
Darden Restaurants, Inc.                                   24,588          1,095
DeVry, Inc.                                                10,400            678
Direct TV. Class A (a)                                    159,177          5,382
Discovery Communications, Inc. Class A (a)                 50,000          1,690
Eastman Kodak Co. (a)                                      54,482            315
eBay, Inc. (a)                                            192,303          5,183
Expedia, Inc.                                              38,815            969
Family Dollar Stores, Inc.                                 25,558            936
Ford Motor Co. (a)                                        575,198          7,230
Fortune Brands, Inc.                                       27,245          1,322
GameStop Corp. Class A (a)                                 26,800            587
Gannett Co., Inc.                                          42,074            695
Gap, Inc.                                                  81,298          1,879
Genuine Parts Co.                                          26,009          1,099
Goodyear Tire & Rubber Co. (a)                             42,357            535
H&R Block, Inc.                                            60,415          1,075
Harley-Davidson, Inc.                                      42,501          1,193
Harman International Industries, Inc. (a)                  12,621            590
Hasbro, Inc.                                               20,925            801
Home Depot, Inc.                                          290,712          9,405
Host Hotels & Resorts, Inc.                               112,521          1,648
International Game Technology                              53,619            989
Interpublic Group of Cos., Inc. (a)                        83,894            698
JC Penney Co., Inc.                                        40,010          1,287
Johnson Controls, Inc.                                    113,886          3,757
Kohl's Corp. (a)                                           52,833          2,894
Lennar Corp. Class A                                       25,931            446
Limited Brands                                             45,467          1,119
Lowe's Cos., Inc.                                         250,862          6,081
Macy's, Inc.                                               72,423          1,577
Marriot International, Inc. Class A                        45,350          1,429
Mattel, Inc.                                               61,476          1,398
McDonald's Corp.                                          184,225         12,292
McGraw-Hill, Inc.                                          55,266          1,970
Meredith Corp.                                              7,889            271
New York Times Co. Class A (a)                             22,922            255
Newell Rubbermaid, Inc.                                    50,693            771
News Corp. Class A                                        383,609          5,528
NIKE, Inc. Class B                                         66,352          4,877

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Nordstrom, Inc.                                            29,533   $      1,206
O'Reilly Automotive, Inc. (a)                              24,600          1,026
Office Depot, Inc. (a)                                     51,256            409
Omnicom Group, Inc.                                        54,641          2,121
Polo Ralph Lauren Corp.                                    10,615            903
Priceline.com, Inc. (a)                                     7,790          1,986
Pulte Homes, Inc. (a)                                      54,705            615
Radioshack Corp.                                           20,103            455
Ross Stores, Inc.                                          22,300          1,192
Scripps Networks Interactive, Inc. Class A                 17,135            760
Sears Holdings Corp. (a)                                    8,174            886
Snap-On, Inc.                                               9,212            399
Stanley Black & Decker, Inc.                               27,407          1,573
Staples, Inc.                                             125,733          2,941
Starbucks Corp. (a)                                       125,661          3,050
Starwood Hotels & Resorts Worldwide, Inc.                  31,847          1,485
Target Corp.                                              128,316          6,749
Tiffany & Co.                                              22,880          1,087
Time Warner Cable, Inc.                                    60,771          3,240
Time Warner, Inc.                                         195,991          6,129
TJX Cos., Inc.                                             72,506          3,083
Urban Outfitters, Inc. (a)                                 23,900            909
V.F. Corp.                                                 14,493          1,162
Viacom, Inc. Class B (a)                                  105,722          3,635
Walt Disney Co.                                           331,845         11,585
Washington Post Co. Class B                                   960            426
Whirlpool Corp.                                            13,661          1,192
Wyndham Worldwide Corp.                                    29,699            764
Wynn Resorts, Ltd.                                         12,300            933
Yum! Brands, Inc.                                          81,592          3,127
                                                                    ------------
                                                                         189,722
                                                                    ------------
CONSUMER STAPLES -- 10.6%
Altria Group, Inc.                                        355,099          7,287
Archer-Daniels-Midland Co.                                108,624          3,139
Avon Products, Inc.                                        73,360          2,485
Brown-Forman Corp. Class B                                 18,655          1,109
Campbell Soup Co.                                          34,065          1,204
Clorox Co.                                                 24,143          1,548
Coca-Cola Co.                                             398,311         21,907
Coca-Cola Enterprises, Inc.                                56,701          1,568
Colgate-Palmolive Co.                                      84,301          7,187
ConAgra Foods, Inc.                                        76,975          1,930
Constellation Brands, Inc. Class A (a)                     37,426            615
Costco Wholesale Corp.                                     74,689          4,460
CVS Caremark Corp.                                        237,532          8,684
Dean Foods Co. (a)                                         33,458            525
Dr Pepper Snapple Group, Inc.                              42,200          1,484
Estee Lauder Cos., Inc. Class A                            20,952          1,359
General Mills, Inc.                                        57,532          4,073
H.J. Heinz Co.                                             55,669          2,539
Hormel Foods Corp.                                         13,400            563
Kellogg Co.                                                44,835          2,396
Kimberly-Clark Corp.                                       70,700          4,446

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS -- (CONTINUED)
CONSUMER STAPLES -- (CONTINUED)
Kraft Foods, Inc. Class A                                 296,809   $      8,975
Kroger Co.                                                111,576          2,417
Lorillard, Inc.                                            25,961          1,953
McCormick & Co., Inc.                                      23,953            919
Molson Coors Brewing Co., Class B                          28,262          1,189
PepsiCo, Inc.                                             282,454         18,687
Philip Morris International, Inc.                         325,299         16,968
Procter & Gamble Co.                                      501,519         31,731
Reynolds American, Inc.                                    28,087          1,516
Safeway, Inc.                                              64,664          1,608
Sara Lee Corp.                                            116,034          1,616
SuperValu, Inc.                                            34,848            581
Sysco Corp.                                               102,209          3,015
The Hershey Company                                        27,382          1,172
The J.M. Smucker Co.                                       20,260          1,221
Tyson Foods, Inc., Class A                                 51,235            981
Wal-Mart Stores, Inc.                                     368,702         20,500
Walgreen Co.                                              167,918          6,228
Whole Foods Market, Inc. (a)                               27,733          1,003
                                                                    ------------
                                                                         202,788
                                                                    ------------
ENERGY -- 10.4%
Anadarko Petroleum Corp.                                   83,926          6,112
Apache Corp.                                               57,325          5,819
Baker Hughes, Inc.                                         54,678          2,561
BJ Services Co.                                            47,948          1,026
Cabot Oil & Gas Corp.                                      17,300            637
Cameron International Corp. (a)                            40,700          1,744
Chesapeake Energy Corp.                                   114,482          2,706
Chevron Corp. (b)                                         346,946         26,309
ConocoPhillips                                            254,630         13,030
Consol Energy, Inc.                                        29,973          1,279
Denbury Resources, Inc. (a)                                69,800          1,178
Devon Energy Corp.                                         75,951          4,894
Diamond Offshore Drilling, Inc.                            11,300          1,004
El Paso Corp.                                             119,792          1,299
EOG Resources, Inc.                                        42,817          3,979
EQT Corp.                                                  23,600            968
ExxonMobil Corp. (b)                                      814,572         54,560
FMC Technologies, Inc. (a)                                 20,800          1,344
Halliburton Co.                                           153,834          4,635
Helmerich & Payne, Inc.                                    18,600            708
Hess Corp.                                                 50,301          3,146
Marathon Oil Corp.                                        119,977          3,796
Massey Energy Co.                                          15,800            826
Murphy Oil Corp.                                           33,441          1,879
Nabors Industries, Ltd. (a)                                48,204            946
National Oilwell Varco, Inc.                               72,157          2,928
Noble Energy, Inc.                                         30,510          2,227
Occidental Petroleum Corp.                                138,944         11,746
Peabody Energy Corp.                                       47,024          2,149
Pioneer Natural Resources Co.                              19,600          1,104
Questar Corp.                                              29,768          1,286
Range Resources Corp.                                      28,700          1,345

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Rowan Cos., Inc. (a)                                       19,620   $        571
Schlumberger, Ltd.                                        204,875         13,001
Smith International, Inc.                                  44,334          1,898
Southwestern Energy Co. (a)                                59,400          2,419
Spectra Energy Corp.                                      113,998          2,568
Sunoco, Inc.                                               20,384            606
Tesoro Corp.                                               26,365            367
Valero Energy Corp.                                        98,009          1,931
Williams Cos., Inc.                                       102,568          2,369
XTO Energy, Inc.                                           99,152          4,678
                                                                    ------------
                                                                         199,578
                                                                    ------------
FINANCIALS -- 16.4%
AFLAC, Inc.                                                81,990          4,451
Allstate Corp.                                             92,506          2,989
American Express Co.                                      204,464          8,436
American International Group, Inc. (a)                     24,133            824
Ameriprise Financial, Inc.                                 42,707          1,937
AON Corp.                                                  44,647          1,907
Apartment Investment & Management Co. Class A              21,052            388
Assurant, Inc.                                             20,831            716
AvalonBay Communities, Inc.                                14,398          1,243
Bank of America Corp.                                   1,732,271         30,921
Bank of New York Mellon Corp.                             205,985          6,361
BB&T Corp.                                                120,470          3,902
Berkshire Hathaway, Inc. Class B (a)                      285,903         23,235
Boston Properties, Inc.                                    23,667          1,785
Capital One Financial Corp.                                79,163          3,278
CB Richard Ellis Group, Inc. Class A (a)                   47,275            749
Charles Schwab Corp.                                      169,993          3,177
Chubb Corp.                                                56,675          2,939
Cincinnati Financial Corp.                                 27,114            784
Citigroup, Inc. (a)                                     3,399,902         13,770
CME Group, Inc.                                            11,491          3,632
Comerica, Inc.                                             29,144          1,109
Developers Diversified Realty Corp.                         1,532             19
Discover Financial Services                                89,905          1,340
E*Trade Financial Corp. (a)                               305,315            504
Equity Residential                                         48,157          1,885
Federated Investors, Inc. Class B                          14,870            392
Fifth Third Bancorp                                       137,816          1,873
First Horizon National Corp. (a)                           43,934            617
Franklin Resources, Inc.                                   25,580          2,837
Genworth Financial, Inc. Class A (a)                       83,951          1,540
Goldman Sachs Group, Inc.                                  91,034         15,533
Hartford Financial Services Group, Inc.                    65,497          1,861
HCP, Inc.                                                  50,600          1,670
Health Care REIT, Inc.                                     20,800            941
Hudson City Bancorp, Inc.                                  84,392          1,195
Huntington Bancshares, Inc.                               118,556            637
IntercontinentalExchange, Inc. (a)                         12,580          1,411
Invesco Ltd.                                               71,100          1,558

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS -- (CONTINUED)
FINANCIALS -- (CONTINUED)
J.P. Morgan Chase & Co.                                   686,015   $     30,699
Janus Capital Group, Inc.                                  36,007            514
KeyCorp                                                   155,975          1,209
Kimco Realty Corp.                                         71,369          1,116
Legg Mason, Inc.                                           27,042            775
Leucadia National Corp. (a)                                35,436            879
Lincoln National Corp.                                     51,992          1,596
Loews Corp.                                                62,531          2,331
M & T Bank Corp.                                           14,137          1,122
Marsh & McLennan Cos., Inc.                                92,753          2,265
Marshall & Ilsley Corp.                                    86,593            697
Mastercard, Inc. Class A                                   16,400          4,166
MetLife, Inc.                                             139,596          6,050
Moody's Corp.                                              34,766          1,034
Morgan Stanley                                            238,530          6,987
NASDAQ OMX Group, Inc. (a)                                 28,600            604
Northern Trust Corp.                                       42,506          2,349
NYSE Euronext                                              47,300          1,401
Paychex, Inc.                                              55,738          1,711
People's United Financial, Inc.                            60,400            945
PNC Financial Services Group, Inc.                         88,017          5,255
Principal Financial Group, Inc.                            52,991          1,548
Progressive Corp.                                         117,301          2,239
ProLogis                                                   77,591          1,024
Prudential Financial, Inc.                                 79,039          4,782
Public Storage, Inc.                                       23,587          2,170
Regions Financial Corp.                                   206,189          1,619
Simon Property Group, Inc.                                 50,615          4,247
SLM Corp. (a)                                              80,454          1,007
State Street Corp. (c)                                     84,025          3,793
SunTrust Banks, Inc.                                       87,618          2,347
T. Rowe Price Group, Inc.                                  45,275          2,487
Torchmark Corp.                                            15,021            804
Total System Services, Inc.                                37,775            592
Travelers Cos., Inc.                                       87,304          4,709
U.S. Bancorp                                              326,952          8,461
Unum Group                                                 60,129          1,489
Ventas, Inc.                                               26,700          1,268
Visa, Inc.                                                 76,100          6,927
Vornado Realty Trust                                       26,914          2,037
Wells Fargo Co.                                           894,749         27,845
Western Union Co.                                         116,685          1,979
XL Capital, Ltd. Class A                                   58,768          1,111
Zions Bancorp                                              25,453            555
                                                                    ------------
                                                                         313,091
                                                                    ------------
HEALTH CARE -- 11.4%
Abbott Laboratories                                       266,006         14,013
Aetna, Inc.                                                74,150          2,603
Allergan, Inc.                                             53,592          3,501
AmerisourceBergen Corp.                                    49,686          1,437
Amgen, Inc. (a)                                           167,436         10,006
Baxter International, Inc.                                102,661          5,975
Becton, Dickinson & Co.                                    39,797          3,133

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Biogen Idec, Inc. (a)                                      46,731   $      2,681
Boston Scientific Corp. (a)                               265,834          1,919
Bristol-Myers Squibb Co.                                  292,716          7,816
C.R. Bard, Inc.                                            16,497          1,429
Cardinal Health, Inc.                                      63,757          2,297
CareFusion Corp. (a)                                       31,178            824
Celgene Corp. (a)                                          78,218          4,846
Cephalon, Inc. (a)                                         13,300            901
CIGNA Corp.                                                47,396          1,734
Coventry Health Care, Inc. (a)                             26,203            648
DaVita, Inc. (a)                                           18,200          1,154
Dentsply International, Inc.                               26,700            931
Eli Lilly & Co.                                           172,975          6,265
Express Scripts, Inc. (a)                                  46,799          4,762
Forest Laboratories, Inc. (a)                              52,202          1,637
Genzyme Corp. (a)                                          45,792          2,373
Gilead Sciences, Inc. (a)                                 154,199          7,013
Hospira, Inc. (a)                                          29,203          1,654
Humana, Inc. (a)                                           29,307          1,371
Intuitive Surgical, Inc. (a)                                6,700          2,332
Johnson & Johnson                                         475,149         30,980
King Pharmaceuticals, Inc. (a)                             48,592            571
Laboratory Corp. of America Holdings (a)                   18,422          1,395
Life Technologies Corp. (a)                                30,687          1,604
McKesson Corp.                                             47,355          3,112
Mead Johnson Nutrition Co.                                 35,818          1,864
Medco Health Solutions, Inc. (a)                           78,968          5,098
Medtronic, Inc.                                           188,778          8,501
Merck & Co., Inc.                                         538,370         20,108
Millipore Corp. (a)                                         9,335            986
Mylan, Inc. (a)                                            54,109          1,229
Patterson Cos., Inc.                                       18,294            568
Pfizer, Inc.                                            1,394,111         23,909
Quest Diagnostics, Inc.                                    27,100          1,580
St. Jude Medical, Inc. (a)                                 54,626          2,242
Stryker Corp.                                              48,689          2,786
Tenet Healthcare Corp. (a)                                 73,370            420
UnitedHealth Group, Inc.                                  197,396          6,449
Varian Medical Systems, Inc. (a)                           20,360          1,127
Watson Pharmaceuticals, Inc. (a)                           17,746            741
Wellpoint, Inc. (a)                                        75,438          4,857
Zimmer Holdings, Inc. (a)                                  37,152          2,199
                                                                    ------------
                                                                         217,581
                                                                    ------------
INDUSTRIALS -- 10.2%
3M Co.                                                    121,672         10,168
Amphenol Corp. Class A                                     31,200          1,316
Avery Dennison Corp.                                       17,688            644
Boeing Co.                                                129,388          9,395
Caterpillar, Inc.                                         106,579          6,699
CH Robinson Worldwide, Inc.                                29,061          1,623
Cintas Corp.                                               25,088            705
CSX Corp.                                                  67,938          3,458
Cummins, Inc.                                              35,158          2,178
Danaher Corp.                                              45,686          3,651

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- (CONTINUED)
Deere & Co.                                                72,037   $      4,283
Dover Corp.                                                30,895          1,444
Eaton Corp.                                                29,095          2,205
Emerson Electric Co.                                      128,248          6,456
Equifax, Inc.                                              22,083            791
Expeditors International Washington, Inc.                  35,020          1,293
Fastenal Co.                                               22,500          1,080
FedEx Corp.                                                53,200          4,969
First Solar, Inc. (a)                                       8,670          1,063
Flir Systems, Inc. (a)                                     28,900            815
Flowserve Corp.                                             9,100          1,003
Fluor Corp.                                                32,260          1,500
General Dynamics Corp.                                     65,661          5,069
General Electric Co. (b)                                1,842,033         33,525
Goodrich Co.                                               22,445          1,583
Honeywell International, Inc.                             130,181          5,893
Illinois Tool Works, Inc.                                  67,271          3,186
Iron Mountain, Inc.                                        32,200            882
ITT Industries, Inc.                                       31,592          1,694
Jacobs Engineering Group, Inc. (a)                         22,300          1,008
L-3 Communications Holdings, Inc.                          20,303          1,860
Leggett & Platt, Inc.                                      27,098            586
Lockheed Martin Corp.                                      54,752          4,556
Masco Corp.                                                64,323            998
Monster Worldwide, Inc. (a)                                22,609            376
Norfolk Southern Corp.                                     64,455          3,602
Northrop Grumman Corp.                                     52,311          3,430
PACCAR, Inc.                                               62,674          2,716
Pall Corp.                                                 21,509            871
Parker-Hannifin Corp.                                      27,403          1,774
Pitney Bowes, Inc.                                         34,927            854
Precision Castparts Corp.                                  24,407          3,093
Quanta Services, Inc. (a)                                  33,400            640
R.R. Donnelley & Sons Co.                                  36,109            771
Raytheon Co.                                               65,582          3,746
Republic Services, Inc.                                    55,803          1,619
Robert Half International, Inc.                            26,540            808
Rockwell Automation, Inc.                                  24,305          1,370
Rockwell Collins, Inc.                                     26,131          1,636
Roper Industries, Inc.                                     17,000            983
Ryder Systems, Inc.                                         7,921            307
Southwest Airlines Co.                                    123,586          1,634
Stericycle, Inc. (a)                                       14,800            807
Textron, Inc.                                              49,939          1,060
Thermo Fisher Scientific, Inc. (a)                         71,324          3,669
Union Pacific Corp.                                        86,168          6,316
United Parcel Service, Inc. Class B                       169,846         10,940
United Technologies Corp.                                 160,278         11,798
W.W. Grainger, Inc.                                        10,269          1,110
Waste Management, Inc.                                     81,839          2,818
                                                                    ------------
                                                                         196,327
                                                                    ------------

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
INFORMATION TECHNOLOGY -- 16.9%
Adobe Systems, Inc. (a)                                    90,457   $      3,199
Advanced Micro Devices, Inc. (a)                           99,186            919
Agilent Technologies, Inc. (a)                             60,468          2,079
Akamai Technologies, Inc. (a)                              30,124            946
Altera Corp.                                               52,854          1,285
Analog Devices, Inc.                                       53,269          1,535
AOL, Inc. (a)(d)                                                1             --
Apple, Inc. (a)                                           156,584         36,786
Applied Materials, Inc.                                   231,607          3,122
Autodesk, Inc. (a)                                         41,576          1,223
Automatic Data Processing, Inc.                            88,117          3,919
BMC Software, Inc. (a)                                     31,221          1,186
Broadcom Corp. Class A                                     75,759          2,514
CA, Inc.                                                   67,099          1,575
Cisco Systems, Inc. (a)                                   988,919         25,742
Citrix Systems, Inc. (a)                                   30,467          1,446
Cognizant Technology Solutions Corp. Class A (a)           51,184          2,609
Computer Sciences Corp. (a)                                27,744          1,512
Compuware Corp. (a)                                        37,450            315
Corning, Inc.                                             265,276          5,361
Dell, Inc. (a)                                            292,450          4,390
Dun & Bradstreet Corp.                                      9,400            700
Electronic Arts, Inc. (a)                                  60,100          1,121
EMC Corp. (a)                                             350,084          6,316
Fidelity National Information Services, Inc.               58,077          1,361
Fiserv, Inc. (a)                                           26,452          1,343
Google, Inc. Class A (a)                                   41,790         23,695
Harris Corp.                                               23,700          1,126
Hewlett-Packard Co.                                       406,816         21,622
Intel Corp.                                               954,556         21,248
International Business Machines Corp.                     224,342         28,772
Intuit, Inc. (a)                                           52,363          1,798
Jabil Circuit, Inc.                                        31,651            512
Juniper Networks, Inc. (a)                                 92,593          2,841
KLA-Tencor Corp.                                           30,605            946
Lexmark International Group, Inc. Class A (a)              12,642            456
Linear Technology Corp.                                    39,863          1,127
LSI Corp. (a)                                             114,762            702
McAfee, Inc. (a)                                           28,200          1,132
MEMC Electronic Materials, Inc. (a)                        36,378            558
Microchip Technology, Inc.                                 32,489            915
Micron Technology, Inc. (a)                               141,062          1,466
Microsoft Corp. (b)                                     1,317,035         38,550
Molex, Inc.                                                23,305            486
Motorola, Inc. (a)                                        398,665          2,799
National Semiconductor Corp.                               42,096            608
NetApp, Inc. (a)                                           58,857          1,916
Novell, Inc. (a)                                           68,720            412
Novellus Systems, Inc. (a)                                 15,230            381
NVIDIA Corp. (a)                                           92,356          1,605
Oracle Corp.                                              675,862         17,363

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY -- (CONTINUED)
PerkinElmer, Inc.                                          21,118   $        505
QLogic Corp. (a)                                           17,922            364
QUALCOMM, Inc.                                            287,611         12,077
Red Hat, Inc. (a)                                          33,300            975
SAIC, Inc. (a)                                             54,800            970
Salesforce.com, Inc. (a)                                   19,700          1,467
SanDisk Corp. (a)                                          40,667          1,408
Symantec Corp. (a)                                        138,363          2,341
Tellabs, Inc.                                              73,830            559
Teradata Corp. (a)                                         28,920            836
Teradyne, Inc. (a)                                         28,149            314
Texas Instruments, Inc.                                   215,899          5,283
VeriSign, Inc. (a)                                         32,421            843
Waters Corp. (a)                                           15,265          1,031
Western Digital Corp. (a)                                  38,800          1,513
Xerox Corp.                                               231,901          2,261
Xilinx, Inc.                                               45,602          1,163
Yahoo!, Inc. (a)                                          207,219          3,425
                                                                    ------------
                                                                         322,875
                                                                    ------------
MATERIALS -- 3.4%
Air Products & Chemicals, Inc.                             36,509          2,700
Airgas, Inc.                                               14,300            910
AK Steel Holding Corp.                                     20,000            457
Alcoa, Inc.                                               175,349          2,497
Allegheny Technologies, Inc.                               17,228            930
Ball Corp.                                                 17,262            921
Bemis Co., Inc.                                            21,162            608
CF Industries Holdings, Inc.                                8,250            752
Cliffs Natural Resources, Inc.                             23,400          1,660
Dow Chemical Co.                                          195,928          5,794
E.I. Du Pont de Nemours & Co.                             154,012          5,735
Eastman Chemical Co.                                       12,204            777
Ecolab, Inc.                                               40,966          1,801
FMC Corp.                                                  12,600            763
Freeport-McMoRan Copper & Gold, Inc. Class B               73,352          6,128
International Flavors & Fragrances, Inc.                   13,031            621
International Paper Co.                                    75,811          1,866
MeadWestvaco Corp.                                         30,320            775
Monsanto Co.                                               93,055          6,646
Newmont Mining Corp.                                       85,806          4,370
Nucor Corp.                                                54,054          2,453
Owens-Illinois, Inc. (a)                                   30,400          1,080
Pactiv Corp. (a)                                           22,615            570
Plum Creek Timber Co., Inc.                                29,311          1,141
PPG Industries, Inc.                                       28,971          1,895
Praxair, Inc.                                              52,011          4,317
Sealed Air Corp.                                           29,692            626
Sherwin-Williams Co.                                       15,296          1,035
Sigma-Aldrich Corp.                                        20,934          1,123
Titanium Metals Corp. (a)                                  16,600            275
United States Steel Corp.                                  23,778          1,510

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
Vulcan Materials Co.                                       22,561   $      1,066
Weyerhaeuser Co.                                           36,537          1,654
                                                                    ------------
                                                                          65,456
                                                                    ------------
TELECOMMUNICATION SERVICES -- 2.7%
American Tower Corp. Class A (a)                           68,000          2,897
AT&T, Inc.                                              1,019,350         26,340
CenturyTel, Inc.                                           52,073          1,847
Frontier Communications Corp.                              60,384            449
JDS Uniphase Corp. (a)                                     42,723            535
MetroPCS Communications, Inc. (a)                          51,700            366
Qwest Communications International, Inc.                  245,690          1,282
Sprint Nextel Corp. (a)                                   520,165          1,977
Verizon Communications, Inc.                              485,866         15,072
Windstream Corp.                                           77,313            842
                                                                    ------------
                                                                          51,607
                                                                    ------------
UTILITIES -- 3.2%
AES Corp. (a)                                             115,195          1,267
Allegheny Energy, Inc.                                     28,359            652
Ameren Corp.                                               40,160          1,047
American Electric Power Co., Inc.                          82,352          2,815
CenterPoint Energy, Inc.                                   66,311            952
CMS Energy Corp.                                           37,956            587
Consolidated Edison, Inc.                                  48,952          2,180
Constellation Energy Group, Inc.                           34,214          1,201
Dominion Resources, Inc.                                  104,862          4,311
DTE Energy Co.                                             29,884          1,333
Duke Energy Corp.                                         228,320          3,726
Edison International                                       57,119          1,952
Entergy Corp.                                              32,498          2,644
Exelon Corp.                                              112,221          4,916
FirstEnergy Corp.                                          53,707          2,099
FPL Group, Inc.                                            72,021          3,481
Integrys Energy Group, Inc.                                14,716            697
Nicor, Inc.                                                 9,400            394
NiSource, Inc.                                             48,582            768
Northeast Utilities                                        32,000            885
NRG Energy, Inc. (a)                                       47,200            987
Oneok, Inc.                                                18,600            849
Pepco Holdings, Inc.                                       41,700            715
PG&E Corp.                                                 63,926          2,712
Pinnacle West Capital Corp.                                16,760            632
PPL Corp.                                                  66,175          1,834
Progress Energy, Inc.                                      48,581          1,912
Public Service Enterprise Group, Inc.                      87,024          2,569
SCANA Corp.                                                18,300            688
Sempra Energy                                              43,386          2,165
Southern Co.                                              139,443          4,624
TECO Energy, Inc.                                          34,951            555
Wisconsin Energy Corp.                                     20,100            993

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                        SHARES          (000)
                                                     ------------   ------------
COMMON STOCKS -- (CONTINUED)
UTILITIES -- (CONTINUED)
Xcel Energy, Inc.                                          79,151   $      1,678
                                                                    ------------
                                                                          60,820
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $1,241,276,656)                                               1,819,845
                                                                    ------------

                                                      PAR AMOUNT
                                                         (000)
                                                     ------------
U.S. GOVERNMENT SECURITIES -- 0.4%
United States Treasury Bill(b)(e)(f) 0.12% due
   06/03/10                                          $      3,000          2,999
United States Treasury Bill(b)(e)(f) 0.14% due
   06/17/10                                                 3,715          3,714
United States Treasury Bill(b)(e)(f) 0.08% due
   05/27/10                                                   900            900
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $7,613,172)                                                       7,613
                                                                    ------------

                                                        SHARES
                                                         (000)
                                                     ------------
MONEY MARKET FUNDS -- 4.4%
AIM Short Term Investment Prime Portfolio                  83,388   $     83,388
Federated Money Market Obligations Trust                      576            576
                                                                    ------------
TOTAL MONEY MARKET FUNDS
   (Cost $83,963,659)                                                     83,964
                                                                    ------------
TOTAL INVESTMENTS(G)+ -- 99.9%
(Identified Cost $1,332,853,487 (h))                                   1,911,422
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                              1,958
                                                                    ------------
NET ASSETS -- 100.0%                                                $  1,913,380
                                                                    ============

(a)  Non-income producing security.

(b) All or part of this security has been designated as collateral for futures contracts.

(c)  Affiliated issuer. See table that follows for more information.

(d)  Amount is less than $1,000.

(e)  Rate represents annualized yield at date of purchase.

(f) Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010 was $668,290,717 and $89,721,947,
     respectively, resulting in net unrealized appreciation of investment of $578,568,770.

+ Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments.

STATE STREET EQUITY 500 INDEX  PORTFOLIO
PORTFOLIO OF  INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio's assets carried at fair value:

                                                INVESTMENTS       OTHER
                                                     IN         FINANCIAL
VALUATION INPUTS                                 SECURITIES   INSTRUMENTS*
----------------                                ----------   ------------
Level 1 - Quoted Prices                          $1,903,809      $3,922
Level 2 - Other Significant Observable Inputs         7,613          --
Level 3 - Significant Unobservable Inputs                --          --
                                                 ----------      ------
   TOTAL                                         $1,911,422      $3,922
                                                 ----------      ------

*    Other financial instruments include futures contracts.

The level of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio's disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                   NUMBER     UNREALIZED
                                     OF      APPRECIATION
                                 CONTRACTS       (000)
                                 ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 06/2010                    1,642        $3,922
                                                ------
Total unrealized appreciation
   on open futures contracts
   purchased                                    $3,922
                                                ======

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio's use of derivative instruments and hedging activities at March 31, 2010:

ASSET DERIVATIVES (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts         $--              $--              $--            $3,922             $--              $--        $3,922

     Transactions in derivative instruments during the three months ended March 31, 2010, were as follows:

REALIZED GAIN (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts         $--              $--              $--              $96              $--              $--          $96

CHANGE IN APPRECIATION (AMOUNTS IN THOUSANDS)

                                         FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts         $--              $--              $--            $3,376             $--              $--        $3,376

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2010 is listed in the Portfolio of Investments.

                                                                                                 Income earned
                                Shares purchased  Shares sold for                    Value at  for the 3 months   Realized loss
  Security    Number of shares  for the 3 months    the 3 months   Number of shares   3/31/10    ended 3/31/10   on shares sold
 Description  held at 12/31/09    ended 3/31/10    ended 3/31/10    held at 3/31/10    (000)         (000)            (000)
------------  ----------------  ----------------  ---------------  ----------------  --------  ----------------  --------------
State Street
   Corp.           90,925              --              6,900            84,025        $3,793          $1              $(163)

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2010 is provided below.



SCHEDULE OF INVESTMENTS March 31, 2010 (Unaudited)

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
ADVERTISING AGENCIES -- 0.6%
AMREP Corp. (a)                                               300   $      4,359
Arbitron, Inc.                                              5,758        153,509
Constant Contact, Inc. (a)(b)                               5,300        123,066
DG FastChannel, Inc. (a)                                    4,700        150,165
Harte-Hanks, Inc.                                           9,200        118,312
Marchex, Inc., Class B                                      5,000         25,550
National CineMedia, Inc.                                   10,370        178,986
QuinStreet, Inc. (a)                                        2,200         37,422
Travelzoo, Inc. (a)                                         1,700         25,517
Valassis Communications, Inc. (a)                          11,500        320,045
ValueClick, Inc. (a)                                       19,280        195,499
Viad Corp.                                                  5,200        106,860
                                                                    ------------
                                                                       1,439,290
                                                                    ------------
AEROSPACE -- 1.4%
AAR Corp. (a)                                               8,868        220,104
AeroVironment, Inc. (a)                                     2,800         73,108
Argon ST, Inc. (a)                                          3,200         85,152
Astronics Corp. (a)                                         2,100         20,601
Ceradyne, Inc. (a)                                          6,250        141,813
Cubic Corp.                                                 3,852        138,672
Curtiss-Wright Corp.                                       10,868        378,206
Ducommun, Inc.                                              1,900         39,919
Esterline Technologies Corp. (a)                            6,641        328,265
GenCorp, Inc. (a)                                          12,171         70,105
Global Defense Technology & Systems, Inc. (a)                 600          8,040
Heico Corp.                                                 5,126        264,297
Herley Industries, Inc. (a)                                 3,300         48,378
Kaman Corp., Class A                                        6,394        159,914
LMI Aerospace, Inc. (a)                                     1,500         27,870
Ladish Co., Inc. (a)                                        3,200         64,512
Moog, Inc., Class A (a)                                    10,813        382,996
Orbital Sciences Corp. (a)                                 12,835        243,993
Teledyne Technologies, Inc. (a)                             8,734        360,452
Triumph Group, Inc.                                         3,679        257,861
                                                                    ------------
                                                                       3,314,258
                                                                    ------------
AGRICULTURE, FISHING & RANCHING -- 0.4%
AgFeed Industries, Inc. (a)(b)                              7,400         32,486
Alico, Inc.                                                   900         22,725
The Andersons, Inc.                                         4,300        143,964
Cadiz, Inc. (a)                                             2,800         35,756
Cal-Maine Foods, Inc.                                       3,100        105,059
Calavo Growers, Inc.                                        2,600         47,424
China Green Agriculture, Inc. (a)(b)                        1,900         26,600
Fresh Del Monte Produce, Inc. (a)                          10,000        202,500
HQ Sustainable Maritime Industries, Inc. (a)                2,100         12,600
Sanderson Farms, Inc.                                       4,450        238,565
Seaboard Corp.                                                 82        106,526
                                                                    ------------
                                                                         974,205
                                                                    ------------
AIR TRANSPORT -- 1.2%
Air Transport Services Group, Inc. (a)                     13,000         43,810
AirTran Holdings, Inc. (a)                                 29,620        150,470

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
AIR TRANSPORT (CONCLUDED)
Alaska Air Group, Inc. (a)                                  8,198   $    338,003
Allegiant Travel Co. (a)(b)                                 3,400        196,724
Atlas Air Worldwide Holdings, Inc. (a)                      4,800        254,640
Bristow Group, Inc. (a)                                     8,285        312,593
Hawaiian Holdings, Inc. (a)                                12,900         95,073
JetBlue Airways Corp. (a)                                  57,100        318,618
PHI, Inc. (a)                                               3,300         69,894
Republic Airways Holdings, Inc. (a)                         6,700         39,664
SkyWest, Inc.                                              13,700        195,636
UAL Corp. (a)(b)                                           39,200        766,360
US Airways Group, Inc. (a)(b)                              37,900        278,565
                                                                    ------------
                                                                       3,060,050
                                                                    ------------
ALTERNATIVE ENERGY -- 0.2%
Clean Energy Fuels Corp. (a)(b)                             7,900        179,962
Comverge, Inc. (a)(b)                                       4,500         50,895
EnerNOC, Inc. (a)(b)                                        3,100         92,008
Evergreen Energy, Inc. (a)(b)                              30,600          5,508
Green Plains Renewable Energy (a)                           2,200         31,394
Rex Stores Corp. (a)                                        1,700         27,540
Syntroleum Corp. (a)                                       17,200         36,464
TGC Industries Inc. (a)                                     3,800         15,352
US Geothermal, Inc. (a)                                    15,500         14,105
USEC, Inc. (a)                                             24,659        142,282
                                                                    ------------
                                                                         595,510
                                                                    ------------
ALUMINUM -- 0.1%
Century Aluminum Co. (a)                                   12,700        174,752
Kaiser Aluminum Corp.                                       3,300        127,281
                                                                    ------------
                                                                         302,033
                                                                    ------------
ASSET MANAGEMENT & CUSTODIAN -- 1.2%
Allied Capital Corp. (a)                                   43,100        214,207
American Capital Ltd.                                      66,600        338,328
Ampal-American Israel Corp., Class A (a)                    4,401         12,235
Apollo Investment Corp. (b)                                40,746        518,697
Ares Capital Corp.                                         30,472        452,204
Artio Global Investors, Inc.                                6,200        153,388
Calamos Asset Management, Inc., Class A                     5,100         73,134
Capital Southwest Corp.                                       700         63,616
Cohen & Steers, Inc. (b)                                    4,300        107,328
Cowen Group, Inc., Class A (a)                              4,000         22,640
Diamond Hill Investments Group                                600         41,160
Epoch Holding Corp.                                         2,500         28,225
Fifth Street Finance Corp.                                  7,900         91,719
GAMCO Investors, Inc., Class A                              1,896         86,268
Harris & Harris Group, Inc. (a)                             6,400         29,504
JMP Group, Inc.                                             4,100         34,850
Kohlberg Capital Corp.                                      3,300         18,678
MCG Capital Corp. (a)                                      16,800         87,528
MVC Capital, Inc.                                           5,500         74,635
NGP Capital Resources Co.                                   5,423         46,204
National Financial Partners Corp. (a)                       9,900        139,590


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   1

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
ASSET MANAGEMENT & CUSTODIAN (CONCLUDED)
Oppenheimer Holdings, Inc.                                  2,500   $     63,775
Pzena Investment Management, Inc., Class A (a)              1,900         14,497
Resource America, Inc., Class A                             2,549         12,235
Solar Capital Ltd.                                          1,200         25,365
TICC Capital Corp.                                          4,500         29,655
U.S. Global Investors, Inc. (b)                             3,200         31,648
Virtus Investment Partners, Inc. (a)                        1,535         31,989
Westwood Holdings Group, Inc.                               1,300         47,840
                                                                    ------------
                                                                       2,891,142
                                                                    ------------
AUTO PARTS -- 0.7%
ATC Technology Corp. (a)                                    5,143         88,254
American Axle & Manufacturing Holdings, Inc. (a)           12,300        122,754
Amerigon, Inc. (a)                                          5,300         53,583
ArvinMeritor, Inc. (a)                                     21,400        285,690
China Automotive Systems, Inc. (a)(b)                         700         16,177
Dana Holding Corp. (a)                                     32,800        389,664
Dorman Products, Inc. (a)                                   2,600         49,374
Exide Technologies (a)                                     11,700         67,275
Fuel Systems Solutions, Inc. (a)(b)                         2,900         92,684
Standard Motor Products, Inc.                               4,300         42,656
Stoneridge, Inc. (a)                                        3,800         37,582
Superior Industries International, Inc.                     4,899         78,776
Tenneco, Inc. (a)                                          13,800        326,370
U.S. Auto Parts Network, Inc. (a)                           1,900         14,288
Wonder Auto Technology, Inc. (a)                            3,700         39,146
                                                                    ------------
                                                                       1,704,273
                                                                    ------------
AUTO SERVICES -- 0.1%
Cooper Tire & Rubber Co.                                   14,000        266,280
                                                                    ------------
BACK OFFICE SUPPORT, HR, & CONSULTING -- 1.5%
APAC Customer Services, Inc. (a)                            6,900         39,675
Administaff, Inc.                                           4,461         95,198
The Advisory Board Co. (a)                                  3,900        122,850
Barrett Business Services, Inc.                             1,000         13,560
CBIZ, Inc. (a)                                             10,953         71,961
CDI Corp.                                                   3,101         45,461
CRA International, Inc. (a)                                 2,400         55,008
Compass Diversified Holdings                                5,800         88,508
Corporate Executive Board Co.                               7,500        199,425
CoStar Group, Inc. (a)                                      4,450        184,764
Diamond Management & Technology Consultants, Inc.           5,500         43,175
Dice Holdings, Inc. (a)                                     3,600         27,360
ExlService Holdings, Inc. (a)                               3,800         63,384
Forrester Research, Inc. (a)                                3,281         98,660
GP Strategies Corp. (a)                                     3,600         30,096
The Hackett Group, Inc. (a)                                 9,600         26,688
Heidrick & Struggles International, Inc.                    3,758        105,337
Huron Consulting Group, Inc. (a)                            5,000        101,500

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BACK OFFICE SUPPORT, HR, & CONSULTING (CONCLUDED)
ICF International, Inc. (a)                                 2,100   $     52,164
Innodata Corp. (a)                                          4,300         17,415
Kelly Services, Inc., Class A (a)                           6,468        107,757
Kforce, Inc. (a)                                            7,300        111,033
Korn/Ferry International (a)                               10,068        177,700
Liquidity Services, Inc. (a)                                3,600         41,544
LoopNet, Inc. (a)                                           4,700         52,828
MAXIMUS, Inc.                                               4,004        243,964
Navigant Consulting, Inc. (a)                              10,723        130,070
On Assignment, Inc. (a)                                     8,900         63,457
Resources Connection, Inc. (a)                              9,832        188,479
SFN Group, Inc. (a)                                        11,629         93,148
SYKES Enterprises, Inc. (a)                                 8,279        189,092
Startek, Inc. (a)                                           3,100         21,545
TeleTech Holdings, Inc. (a)                                 7,789        133,036
Towers Watson & Co.                                         9,915        470,963
TrueBlue, Inc. (a)                                         10,822        167,741
Volt Information Sciences, Inc. (a)                         2,938         29,997
                                                                    ------------
                                                                       3,704,543
                                                                    ------------
BANKS: DIVERSIFIED -- 6.2%
1st Source Corp.                                            3,684         64,654
Alliance Financial Corp.                                    1,200         35,376
American National Bankshares, Inc.                          1,400         28,210
Ameris Bancorp                                              3,488         31,493
Ames National Corp.                                         1,600         32,080
Arrow Financial Corp.                                       2,290         61,578
Auburn National Bancorporation                                500         10,325
Bancfirst Corp.                                             1,590         66,637
Banco Latinoamericana De Comercio Exterior SA               6,700         96,212
The Bancorp, Inc. (a)                                       3,800         33,820
Bancorp Rhode Island, Inc.                                    400         10,940
Bank of Kentucky Financial Corp.                              700         13,958
Bank of Marin Bancorp                                       1,500         49,620
Bank of the Ozarks, Inc. (b)                                3,000        105,570
Banner Corp. (b)                                            3,913         15,026
Bar Harbor Bankshares                                         900         27,450
Boston Private Financial Holdings, Inc.                    16,833        124,059
Bridge Bancorp, Inc.                                        1,700         39,780
Bryn Mawr Bank Corp.                                        1,600         29,040
CNB Financial Corp.                                         2,100         32,424
CVB Financial Corp. (b)                                    20,065        199,245
California First National Bancorp                             300          4,005
Camden National Corp.                                       1,900         61,009
Cape Bancorp, Inc. (a)                                      2,700         21,789
Capital City Bank Group, Inc.                               2,921         41,624
Cardinal Financial Corp.                                    7,000         74,760
Cathay General Bancorp                                     17,444        203,223
Center Bancorp, Inc.                                        2,945         24,473
Centerstate Banks, Inc.                                     3,700         45,325
Central Pacific Financial Corp. (a)(b)                      2,548          4,281


              2   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BANKS: DIVERSIFIED (CONTINUED)
Century Bancorp, Inc., Class A                              1,100   $     21,120
Chemical Financial Corp.                                    5,048        119,234
Chicopee Bancorp, Inc. (a)                                  1,500         19,050
Citizens & Northern Corp.                                   2,200         27,610
Citizens Banking Corp. (a)                                 84,587         99,813
Citizens Holding Co.                                        1,100         27,148
City Holding Co.                                            3,993        136,920
CoBiz Financial, Inc.                                       5,826         36,296
Columbia Banking System, Inc.                               6,441        130,817
Community Bank System, Inc.                                 8,200        186,796
Community Trust Bancorp, Inc.                               3,823        103,565
Danvers Bancorp, Inc.                                       4,500         62,235
Eagle Bancorp, Inc. (a)                                     2,900         34,365
East-West Bancorp, Inc.                                    25,900        451,178
Enterprise Bancorp, Inc.                                    1,600         19,536
Enterprise Financial Services Corp.                         2,700         29,862
F.N.B. Corp.                                               27,297        221,379
Farmers Capital Bank Corp.                                  1,600         13,712
Financial Institutions, Inc.                                2,700         39,474
First Bancorp, Inc.                                         2,100         33,474
First Bancorp, North Carolina                               3,536         47,807
First BanCorp, Puerto Rico (b)                             20,700         49,887
First Busey Corp. (b)                                       9,514         42,052
First Commonwealth Financial Corp.                         21,040        141,178
First Community Bancshares, Inc.                            2,994         37,036
First Financial Bancorp                                    13,187        234,597
First Financial Bankshares, Inc.                            5,053        260,482
First Financial Corp.                                       3,044         88,154
First Merchants Corp.                                       5,246         36,512
First Midwest Bancorp, Inc.                                16,300        220,865
The First of Long Island Corp.                              1,600         38,560
First South Bancorp, Inc.                                   2,100         26,250
FirstMerit Corp.                                           19,629        423,398
German American Bancorp, Inc. (b)                           3,100         46,903
Glacier Bancorp, Inc.                                      15,864        241,609
Guaranty Bancorp (a)                                       13,200         20,988
Hampton Roads Bankshares, Inc. (b)                          4,400          6,864
Hancock Holding Co.                                         6,554        274,023
Harleysville National Corp.                                10,736         71,931
Heartland Financial USA, Inc. (b)                           3,200         51,104
Home Bancshares, Inc.                                       3,760         99,414
IBERIABANK Corp.                                            6,050        363,060
Independent Bank Corp./MA                                   5,045        124,410
International Bancshares Corp. (b)                         12,710        292,203
Investors Bancorp, Inc. (a)                                11,200        147,840
Lakeland Bancorp, Inc.                                      5,005         44,294
Lakeland Financial Corp.                                    3,100         59,055
MB Financial, Inc.                                         11,783        265,471
MainSource Financial Group, Inc.                            5,019         33,778
Merchants Bancshares, Inc.                                  1,400         30,394
Meridian Interstate Bancorp, Inc. (a)                       2,200         22,880
Metro Bancorp, Inc. (a)                                     1,700         23,409

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BANKS: DIVERSIFIED (CONTINUED)
Midsouth Bancorp, Inc.                                      1,400   $     23,100
NASB Financial, Inc.                                          900         20,808
NBT Bancorp, Inc.                                           8,513        194,522
Nara Bancorp, Inc. (a)                                      7,200         63,072
National Bankshares, Inc.                                   1,900         51,775
National Penn Bancshares, Inc.                             29,365        202,618
Northesast Community Bancorp                                1,300          9,347
Northrim Bancorp, Inc                                       1,800         30,744
Norwood Financial Corp.                                       400         10,800
Ohio Valley Banc Corp.                                      1,000         21,540
Old National Bancorp                                       20,295        242,525
Old Point Financial Corp                                      400          5,904
Old Second Bancorp, Inc. (b)                                3,422         22,551
Oriental Financial Group                                    7,118         96,093
Orrstown Financial Service, Inc.                            1,400         35,518
Pacific Capital Bancorp (b)                                 6,562         11,877
Pacific Continental Corp.                                   3,500         36,750
PacWest Bancorp                                             6,011        137,171
Park National Corp. (b)                                     2,715        169,172
Peapack-Gladstone Financial Corp.                           2,120         33,305
Penns Woods Bancorp, Inc.                                     900         30,195
Peoples Bancorp, Inc.                                       2,610         43,013
Peoples Financial Corp.                                       900         13,473
Pinnacle Financial Partners, Inc. (a)                       7,800        117,858
Porter Bancorp, Inc.                                        1,050         13,755
Premierwest Bancorp                                        18,063          8,128
PrivateBancorp, Inc.                                       12,196        167,085
Prosperity Bancshares, Inc.                                10,400        426,400
Provident Financial Services, Inc.                         14,458        172,050
Renasant Corp.                                              5,298         85,722
Republic Bancorp, Inc., Class A                             2,254         42,465
Republic First Bancorp, Inc. (a)                            2,200          8,514
Rockville Financial, Inc.                                   2,100         25,599
Roma Financial Corp.                                        2,000         25,080
S&T Bancorp, Inc. (b)                                       5,863        122,537
SCBT Financial Corp.                                        2,863        106,046
SVB Financial Group (a)                                     9,300        433,938
SY Bancorp, Inc.                                            2,730         62,108
Sandy Spring Bancorp, Inc.                                  5,014         75,210
Santander BanCorp (a)                                         903         11,080
Shore Bancshares, Inc.                                      2,100         29,925
Sierra Bancorp                                              1,800         23,202
Signature Bank (a)                                          9,100        337,155
Simmons First National Corp., Class A                       3,600         99,252
Smithtown Bancorp, Inc.                                     1,900          7,847
The South Financial Group, Inc.                            39,400         27,237
Southside Bancshares, Inc.                                  3,066         66,134
Southwest Bancorp, Inc.                                     3,300         27,291
State Bancorp, Inc.                                         3,600         28,332
StellarOne Corp.                                            5,700         76,209
Sterling Bancorp                                            4,916         49,406
Sterling Bancshares, Inc.                                  22,014        122,838
Sterling Financial Corp. (a)(b)                            13,143          7,492
Suffolk Bancorp                                             2,400         73,704


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   3

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BANKS: DIVERSIFIED (CONCLUDED)
Sun Bancorp, Inc. (a)                                       3,414   $     13,451
Susquehanna Bancshares, Inc.                               29,056        285,039
Texas Capital Bancshares, Inc. (a)                          7,661        145,482
Tompkins Trustco, Inc.                                      2,354         85,874
Tower Bancorp, Inc.                                           800         21,416
Towne Bank (b)                                              5,300         73,988
Trico Bancshares                                            3,378         67,222
TrustCo Bank Corp. NY                                      19,161        118,223
Trustmark Corp. (b)                                        14,727        359,781
UMB Financial Corp.                                         7,852        318,791
Umpqua Holdings Corp.                                      21,880        290,129
Union First Market Bankshares Corp.                         5,250         79,275
United Bankshares, Inc. (b)                                 9,400        246,468
United Community Banks, Inc. (a)(b)                        20,778         91,631
United Security Bancshares (b)                              1,700         25,449
Univest Corp. of Pennsylvania                               3,550         66,349
Washington Banking Co.                                      2,800         35,252
Washington Trust Bancorp, Inc.                              3,500         65,240
Webster Financial Corp.                                    16,300        285,087
WesBanco, Inc.                                              5,563         90,454
West Bancorp., Inc.                                         4,100         26,978
Westamerica Bancorp. (b)                                    6,583        379,510
Western Alliance Bancorp (a)                               11,900         67,711
Wilber Corp.                                                1,300          8,515
Wilshire Bancorp, Inc.                                      4,800         52,944
Wintrust Financial Corp.                                    6,700        249,307
Yardkin Valley Financial Corp.                              4,000         17,200
                                                                    ------------
                                                                      15,220,216
                                                                    ------------
BANKS: SAVINGS, THRIFT & MORTGAGE LENDING -- 1.0%
Abington Bancorp, Inc.                                      5,480         43,292
Astoria Financial Corp.                                    19,000        275,500
Bank Mutual Corp.                                          11,838         76,947
BankFinancial Corp.                                         5,000         45,850
Beneficial Mutual Bancorp, Inc. (a)                         8,100         76,788
Berkshire Hills Bancorp, Inc.                               3,300         60,489
Brookline Bancorp, Inc.                                    13,487        143,502
Brooklyn Federal Bancorp, Inc.                              1,100          9,240
Clifton Savings Bancorp, Inc.                               2,100         19,467
Dime Community Bancshares, Inc.                             6,949         87,766
Doral Financial Corp. (a)                                   1,400          6,034
ESB Financial Corp.                                         2,100         27,069
ESSA Bancorp, Inc.                                          3,800         47,652
First Defiance Financial Corp.                              2,300         23,276
First Financial Holdings, Inc.                              3,326         50,090
First Financial Northwest, Inc.                             5,000         34,150
First Financial Service Corp.                               1,300         11,375
Flagstar Bancorp, Inc. (a)                                 26,414         15,848
Flushing Financial Corp.                                    6,475         81,973
Fox Chase Bancorp, Inc. (a)                                 1,400         15,134
Great Southern Bancorp, Inc.                                2,400         53,856
Heritage Financial Corp.                                    1,700         25,653
Heritage Financial Group                                    1,000         12,080
Home Bancorp, Inc. (a)                                      2,100         29,400

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BANKS: SAVINGS, THRIFT & MORTGAGE LENDING
   (CONCLUDED)
Home Federal Bancorp, Inc.                                  4,000   $     58,040
K Fed Bancorp                                                 800          7,136
Kearny Financial Corp.                                      4,100         42,763
Kentucky First Federal Banco                                1,200         12,588
Legacy Bancorp, Inc./MA                                     1,700         16,133
NewAlliance Bancshares, Inc.                               25,000        315,500
Northfield Bancorp, Inc.                                    4,500         65,160
Northwest Bancshares, Inc.                                  9,275        108,888
OceanFirst Financial Corp.                                  2,300         26,128
Ocwen Financial Corp. (a)                                  13,265        147,109
OmniAmerican Bancorp, Inc. (a)                              2,600         29,972
Oritani Financial Corp.                                     2,100         33,747
Provident New York Bancorp                                  8,089         76,684
Prudential Bancorp, Inc. of Pennsylvania                    1,400         11,816
Territorial BanCorp., Inc.                                  2,800         53,284
United Financial Bancorp, Inc.                              4,300         60,114
ViewPoint Financial Group                                   2,416         39,163
WSFS Financial Corp.                                        1,591         62,049
Waterstone Financial, Inc. (a)                              1,400          5,068
Westfield Financial, Inc.                                   7,812         71,792
                                                                    ------------
                                                                       2,515,565
                                                                    ------------
BEVERAGE: BREWERS & DISTILLERS -- 0.0%
Boston Beer Co., Inc., Class A (a)                          1,800         94,068
                                                                    ------------
BEVERAGE: SOFT DRINKS -- 0.1%
Coca-Cola Bottling Co. Consolidated                         1,087         63,764
Diedrich Coffee, Inc. (a)                                     700         24,360
Farmer Bros. Co.                                            1,520         28,485
Heckmann Corp. (a)(b)                                      20,800        120,640
National Beverage Corp.                                     2,128         23,663
Peet's Coffee & Tea, Inc. (a)                               2,400         95,160
                                                                    ------------
                                                                         356,072
                                                                    ------------
BIOTECHNOLOGY -- 4.0%
AMAG Pharmaceuticals, Inc. (a)                              4,860        169,663
ARYx Therapeutics, Inc. (a)                                 4,800          4,176
AVI BioPharma, Inc. (a)(b)                                 21,200         25,228
Accelrys, Inc. (a)                                          6,700         41,272
Acorda Therapeutics, Inc. (a)                               8,600        294,120
Affymax, Inc. (a)                                           3,800         89,034
Albany Molecular Research, Inc. (a)                         5,787         48,321
Allos Therapeutics, Inc. (a)                               16,200        120,366
Alnylam Pharmaceuticals, Inc. (a)                           9,000        153,180
Amicus Therapeutics, Inc. (a)                               4,100         13,079
Arena Pharmaceuticals, Inc. (a)(b)                         21,000         65,100
Ariad Pharmaceuticals, Inc. (a)                            23,719         80,645
Arqule, Inc. (a)                                           10,100         58,176
Array Biopharma, Inc. (a)                                  11,800         32,332
Biodel, Inc. (a)                                            4,000         17,080
BioDelivery Sciences International Inc. (a)                 2,800         10,724
BioMimetic Therapeutics, Inc. (a)                           3,022         39,739
Cardium Therapeutics, Inc. (a)                              9,500          4,185


              4   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BIOTECHNOLOGY (CONTINUED)
Celera Corp. (a)                                           20,200   $    143,420
Cell Therapeutics, Inc. (a)(b)                            131,100         70,886
Celldex Therapeutics, Inc. (a)                              5,900         36,226
Cepheid, Inc. (a)                                          13,800        241,224
Chelsea Therapeutics International, Inc. (a)                6,500         23,075
Clinical Data, Inc. (a)                                     2,798         54,281
Cornerstone Therapeutics, Inc. (a)                          1,500          9,525
Cubist Pharmaceuticals, Inc. (a)                           13,967        314,816
Curis, Inc. (a)                                            14,900         45,743
Cypress Bioscience, Inc. (a)                                9,500         46,550
Cytokinetics, Inc. (a)                                      9,400         30,080
Cytori Therapeutics, Inc. (a)                               6,700         30,552
Discovery Laboratories, Inc. (a)                           22,800         11,856
Dyax Corp. (a)                                             15,500         52,855
Emergent Biosolutions, Inc. (a)                             4,300         72,197
Enzo Biochem, Inc. (a)                                      7,895         47,528
Enzon Pharmaceuticals, Inc. (a)(b)                         12,900        131,322
Exelixis, Inc. (a)                                         26,218        159,143
Facet Biotech Corp. (a)                                     5,780        156,002
GTx, Inc. (a)(b)                                            4,600         15,364
Genomic Health, Inc. (a)                                    3,400         59,806
Geron Corp. (a)(b)                                         22,329        126,829
Halozyme Therapeutics, Inc. (a)                            16,000        127,840
Harvard Bioscience, Inc. (a)                                7,000         27,090
Hemispherx Biopharma, Inc. (a)                             28,900         21,386
Human Genome Sciences, Inc. (a)                            42,500      1,283,500
Idenix Pharmaceuticals, Inc. (a)                            6,200         17,484
Idera Pharmaceuticals, Inc. (a)                             5,400         33,534
ImmunoGen, Inc. (a)                                        13,100        105,979
Immunomedics, Inc. (a)(b)                                  15,000         49,800
Incyte Corp. (a)                                           20,124        280,931
Insmed, Inc. (a)                                           22,300         26,314
InterMune, Inc. (a)                                        10,214        455,238
Kensey Nash Corp. (a)                                       1,500         35,385
Lexicon Genetics, Inc. (a)                                 32,500         48,100
Ligand Pharmaceuticals, Inc., Class B (a)                  29,400         51,450
MannKind Corp. (a)(b)                                      13,550         88,888
Martek Biosciences Corp. (a)                                7,400        166,574
Maxygen, Inc. (a)                                           6,201         40,740
Medivation, Inc. (a)                                        6,000         62,940
Metabolix, Inc. (a)                                         4,700         57,246
Micromet, Inc. (a)(b)                                      14,800        119,584
Molecular Insight Pharmaceuticals, Inc. (a)(b)              4,300          5,633
Momenta Pharmaceuticals, Inc. (a)                           9,100        136,227
Myriad Pharmaceuticals, Inc. (a)                            4,675         21,131
NPS Pharmaceuticals, Inc. (a)                              11,900         59,976
Nabi Biopharmaceuticals (a)                                12,854         70,311
Nanosphere, Inc. (a)                                        2,600         12,454
Nektar Therapeutics (a)                                    21,600        328,536
Neurocrine Biosciences, Inc. (a)                            9,800         24,990
Neurogesx, Inc. (a)(b)                                      3,000         28,200
Novavax, Inc. (a)(b)                                       14,700         33,957
Omeros Corp. (a)                                              700          4,928

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BIOTECHNOLOGY (CONCLUDED)
OncoGenex Pharmaceutical, Inc. (a)                            600   $     12,318
Onyx Pharmaceuticals, Inc. (a)                             14,020        424,526
Opko Health, Inc. (a)                                      10,700         21,186
Orexigen Therapeutics, Inc. (a)                             5,800         34,162
Osiris Therapeutics, Inc. (a)                               4,100         30,340
OxiGene, Inc. (a)(b)                                        8,200         10,086
PDL BioPharma, Inc.                                        26,100        162,081
Pharmasset, Inc. (a)                                        5,000        134,000
Poniard Pharmaceuticals, Inc. (a)(b)                        6,400          7,360
Progenics Pharmaceuticals, Inc. (a)                         6,700         35,711
Protalix BioTherapeutics, Inc. (a)(b)                       9,260         60,746
RTI Biologics, Inc. (a)                                    13,200         57,156
Regeneron Pharmaceuticals, Inc. (a)                        14,919        395,204
Repligen Corp. (a)                                          7,700         31,262
Repros Therapeutics, Inc. (a)                               2,100          1,417
Rigel Pharmaceuticals, Inc. (a)                            12,170         96,995
Sangamo Biosciences, Inc. (a)(b)                           10,300         55,826
Savient Pharmaceuticals, Inc. (a)                          14,928        215,710
Seattle Genetics, Inc. (a)                                 19,800        236,412
Sequenom, Inc. (a)(b)                                      13,400         84,554
StemCells, Inc. (a)(b)                                     22,600         26,216
Sucampo Pharmaceuticals, Inc., Class A (a)                  2,300          8,211
Synta Pharmaceuticals Corp. (a)                             4,100         17,671
Theravance, Inc. (a)(b)                                    15,600        207,792
Vanda Pharmaceuticals, Inc. (a)                             5,500         63,470
ViroPharma, Inc. (a)                                       18,600        253,518
ZymoGenetics, Inc. (a)                                      9,900         56,727
                                                                    ------------
                                                                       9,712,703
                                                                    ------------
BUILDING MATERIALS -- 0.9%
Acuity Brands, Inc.                                         9,960        420,412
Ameron International Corp.                                  2,000        125,780
BlueLinx Holdings, Inc. (a)                                 2,600          9,906
Builders FirstSource, Inc. (a)                             10,444         32,899
Gibraltar Industries, Inc. (a)                              6,734         84,916
Griffon Corp. (a)                                          10,455        130,269
Headwaters, Inc. (a)                                       13,146         60,340
LSI Industries, Inc.                                        4,712         32,136
Louisiana-Pacific Corp. (a)                                28,400        257,020
NCI Building Systems, Inc. (a)                              3,513         38,783
Orion Energy Systems, Inc. (a)                              4,100         20,090
Quanex Building Products Corp.                              9,410        155,547
Simpson Manufacturing Co., Inc. (b)                         9,332        259,056
Texas Industries, Inc. (b)                                  5,205        177,855
Trex Co., Inc. (a)                                          3,809         81,094
Watsco, Inc.                                                5,965        339,289
                                                                    ------------
                                                                       2,225,392
                                                                    ------------
BUILDING: CLIMATE CONTROL -- 0.1%
Aaon, Inc.                                                  2,650         59,943
Comfort Systems USA, Inc.                                   9,800        122,402


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   5

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
BUILDING: CLIMATE CONTROL (CONCLUDED)
Interline Brands, Inc. (a)                                  8,100   $    155,034
                                                                    ------------
                                                                         337,379
                                                                    ------------
BUILDING: ROOFING, WALLBOARD & PLUMBING--0.1%
Beacon Roofing Supply, Inc. (a)                            10,150        194,170
                                                                    ------------
CABLE TELEVISION SERVICES -- 0.1%
Knology, Inc. (a)                                           7,000         94,080
Mediacom Communications Corp., Class A (a)                  9,900         58,905
                                                                    ------------
                                                                         152,985
                                                                    ------------
CASINOS & GAMBLING -- 0.4%
Ameristar Casinos, Inc.                                     6,400        116,608
Bally Technologies, Inc. (a)                               12,400        502,696
Dover Downs Gaming & Entertainment, Inc.                    3,605         14,276
Isle of Capri Casinos, Inc. (a)                             3,975         30,925
Lakes Entertainment, Inc. (a)                               5,300         12,190
Monarch Casino & Resort, Inc. (a)                           2,200         18,788
Multimedia Games, Inc. (a)                                  7,300         28,470
Pinnacle Entertainment, Inc. (a)                           14,794        144,094
Shuffle Master, Inc. (a)                                   13,500        110,565
Youbet.com, Inc. (a)                                        6,900         20,286
                                                                    ------------
                                                                         998,898
                                                                    ------------
CEMENT -- 0.0%
U.S. Concrete, Inc. (a)                                     8,400          3,192
                                                                    ------------
CHEMICALS: DIVERSIFIED -- 1.4%
Aceto Corp.                                                 4,000         24,160
American Vanguard Corp.                                     4,733         38,574
Arch Chemicals, Inc.                                        6,156        211,705
Hawkins, Inc.                                               1,700         41,140
Innophos Holdings, Inc.                                     3,690        102,951
LSB Industries, Inc. (a)                                    4,300         65,532
Landec Corp. (a)                                            6,600         43,758
OM Group, Inc. (a)                                          7,200        243,936
Olin Corp.                                                 17,514        343,625
Omnova Solutions, Inc. (a)                                  9,800         76,930
PolyOne Corp. (a)                                          22,267        228,014
Rockwood Holdings, Inc. (a)                                11,900        316,778
Schulman A, Inc.                                            5,206        127,391
Sensient Technologies Corp.                                11,657        338,752
ShengdaTech, Inc. (a)                                       7,000         52,430
Solutia, Inc. (a)                                          28,185        454,060
W.R. Grace & Co. (a)                                       17,100        474,696
Westlake Chemical Corp.                                     4,800        123,792
                                                                    ------------
                                                                       3,308,224
                                                                    ------------
CHEMICALS: SPECIALTY -- 0.5%
Balchem Corp.                                               6,900        170,085
Calgon Carbon Corp. (a)                                    12,101        207,169
ICO, Inc.                                                   5,700         46,056
Innospec, Inc.                                              5,900         67,024
Kraton Performance Polymers, Inc. (a)                       2,500         44,644
NewMarket Corp.                                             2,200        226,578

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
CHEMICALS: SPECIALTY (CONCLUDED)
Polypore International, Inc. (a)                            5,400   $     94,284
Quaker Chemical Corp.                                       2,200         59,642
Stepan Co.                                                  1,855        103,676
Zep, Inc.                                                   5,380        117,714
                                                                    ------------
                                                                       1,136,872
                                                                    ------------
COAL -- 0.3%
Cloud Peak Energy, Inc. (a)                                 6,500        108,160
International Coal Group, Inc. (a)                         26,000        118,820
James River Coal Co. (a)                                    5,900         93,810
Patriot Coal Corp. (a)                                     16,800        343,728
Westmoreland Coal Co. (a)                                   2,400         30,288
                                                                    ------------
                                                                         694,806
                                                                    ------------
COMMERCIAL FINANCE & MORTGAGE COMPANIES -- 0.0%
Medallion Financial Corp.                                   3,700         29,452
NewStar Financial, Inc. (a)                                 6,000         38,280
                                                                    ------------
                                                                          67,732
                                                                    ------------
COMMERCIAL SERVICES: RENTAL & LEASING --0.5%
Aircastle Ltd.                                             11,800        111,746
CAI International, Inc. (a)                                 2,200         27,104
Electro Rent Corp.                                          4,453         58,468
H&E Equipment Services, Inc. (a)                            6,600         71,148
McGrath RentCorp                                            6,010        145,622
Mobile Mini, Inc. (a)                                       8,842        136,963
PHH Corp. (a)(b)                                           12,264        289,062
RSC Holdings, Inc. (a)                                     11,800         93,928
TAL International Group, Inc.                               3,600         71,928
United Rentals, Inc. (a)                                   13,200        123,816
Willis Lease Finance Corp. (a)                              1,500         23,670
                                                                    ------------
                                                                       1,153,455
                                                                    ------------
COMMERCIAL VEHICLES & PARTS -- 0.2%
Force Protection, Inc. (a)                                 17,500        105,350
Miller Industries, Inc.                                     2,700         33,561
Modine Manufacturing Co. (a)                               10,694        120,201
Rush Enterprises, Inc., Class A (a)                         8,200        108,322
Spartan Motors, Inc.                                        8,100         45,360
                                                                    ------------
                                                                         412,794
                                                                    ------------
COMMUNICATIONS TECHNOLOGY -- 2.9%
3Com Corp. (a)                                             91,400        702,866
AboveNet, Inc. (a)                                          3,000        152,190
Acme Packet, Inc. (a)                                       8,700        167,736
Adtran, Inc.                                               12,400        326,740
Airvana, Inc. (a)                                           5,300         40,598
Anaren, Inc. (a)                                            3,022         43,033
Anixter International, Inc. (a)                             6,672        312,583
Aruba Networks, Inc. (a)                                   14,300        195,338
Aviat Networks, Inc. (a)                                   13,450         89,173
Bel Fuse, Inc.                                              2,559         51,564
BigBand Networks, Inc. (a)                                  8,200         28,946
Black Box Corp.                                             4,088        125,747
Comtech Telecommunications Corp. (a)                        6,225        199,138
Digi International, Inc. (a)                                5,900         62,776


              6   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
COMMUNICATIONS TECHNOLOGY (CONCLUDED)
DigitalGlobe, Inc. (a)                                      3,800   $    106,210
EMS Technologies, Inc. (a)                                  2,900         48,140
Echelon Corp. (a)(b)                                        8,413         75,465
Emulex Corp. (a)                                           18,500        245,680
Extreme Networks, Inc. (a)                                 22,300         68,461
GSI Technology, Inc. (a)                                    4,100         19,106
GeoEye, Inc. (a)                                            4,600        135,700
Globecomm Systems, Inc. (a)                                 5,200         39,988
Harmonic, Inc. (a)                                         23,896        150,784
Hughes Communications, Inc. (a)                             2,100         58,485
Ixia (a)                                                    7,229         67,013
Infinera Corp. (a)                                         20,600        175,512
InterDigital, Inc. (a)(b)                                   9,700        270,242
KVH Industries, Inc. (a)                                    2,800         36,932
Loral Space &
   Communications Ltd. (a)                                  2,700         94,824
NETGEAR, Inc. (a)                                           7,600        198,360
Network Equipment
   Technologies, Inc. (a)                                   8,100         44,631
Novatel Wireless, Inc. (a)                                  5,900         39,707
Oplink Communications, Inc. (a)                             4,202         77,905
PC-Tel, Inc. (a)                                            4,800         29,664
Plantronics, Inc.                                          10,999        344,049
Polycom, Inc. (a)                                          19,100        584,078
Power-One, Inc. (a)                                        19,200         81,024
Riverbed Technology, Inc. (a)                              12,400        352,160
SeaChange International, Inc. (a)                           7,500         53,850
Shoretel, Inc. (a)                                         10,309         68,142
Sonus Networks, Inc. (a)                                   44,500        116,145
Switch and Data
   Facilities Co., Inc. (a)(b)                              5,000         88,800
Sycamore Networks, Inc.                                     4,940         99,343
Syniverse Holdings, Inc. (a)                               16,600        323,202
Tekelec (a)                                                14,800        268,768
Viasat, Inc. (a)                                            6,701        231,922
                                                                    ------------
                                                                       7,092,720
                                                                    ------------
COMPUTER SERVICES SOFTWARE & SYSTEMS -- 6.4%
3PAR, Inc. (a)                                              6,700         67,000
AMICAS, Inc. (a)                                            8,100         48,762
ACI Worldwide, Inc. (a)(c)                                  8,685        178,998
ActivIdentity Corp. (a)                                    12,900         36,636
Actuate Corp. (a)                                          11,200         62,608
Acxiom Corp.                                               16,300        292,422
American Reprographics Co. (a)                              9,100         81,627
American Software, Class A                                  5,700         33,117
ArcSight, Inc. (a)                                          4,100        115,415
Ariba, Inc. (a)                                            20,880        268,308
Art Technology Group, Inc. (a)                             35,300        155,673
AsiaInfo Holdings, Inc. (a)                                 6,900        182,712
Avid Technology, Inc. (a)                                   7,400        101,972
Blackbaud, Inc.                                            10,726        270,188
Blackboard, Inc. (a)                                        7,500        312,450
Blue Coat Systems, Inc. (a)                                 9,400        291,776
Bottomline Technologies, Inc. (a)                           6,500        109,395
CACI International, Inc., Class A (a)                       6,700        327,295

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
COMPUTER SERVICES SOFTWARE & SYSTEMS
   (CONTINUED)
COMSYS IT Partners, Inc. (a)                                3,600    $    62,928
CSG Systems International, Inc. (a)                         7,600        159,296
Callidus Software, Inc. (a)                                 7,300         26,499
China Information Security
   Technology, Inc. (a)                                     6,700         33,835
China Transinfo Technology (a)                              2,100         14,154
Chordiant Software, Inc. (a)                                7,540         38,228
Ciber, Inc. (a)                                            17,202         64,335
CommVault Systems, Inc. (a)                                10,100        215,635
Compellent Technologies, Inc. (a)                           3,500         61,425
Computer Task Group, Inc. (a)                               4,300         31,175
ComScore, Inc. (a)                                          5,500         91,795
Concur Technologies, Inc. (a)(b)                            9,600        393,696
DealerTrack Holdings, Inc. (a)                              8,200        140,056
Delrek, Inc. (a)                                            3,529         26,962
DemandTec, Inc. (a)                                         5,000         34,750
Digital River, Inc. (a)                                     8,500        257,550
DivX, Inc. (a)                                              6,100         43,676
Double-Take Software, Inc. (a)                              4,300         38,313
EPIQ Systems, Inc. (a)                                      6,517         81,006
EarthLink, Inc.                                            23,100        197,274
Ebix, Inc. (a)                                              4,700         75,059
eLoyalty Corp. (a)                                          2,100         11,823
Epicor Software Corp. (a)                                  11,200        107,072
ePlus, Inc. (a)                                               800         14,040
FalconStor Software, Inc. (a)                               8,909         31,003
Fortinet, Inc. (a)                                          2,400         42,192
GSE Systems, Inc. (a)                                       4,300         23,263
Gartner, Inc., Class A (a)                                 15,579        346,477
iGate Corp.                                                 5,500         53,515
Imergent, Inc.                                              1,600         10,768
infoGROUP, Inc. (a)                                         8,061         62,876
Informatica Corp. (a)                                      20,700        556,002
Infospace, Inc. (a)                                         8,700         96,135
Integral Systems, Inc. (a)                                  3,182         30,643
Interactive Intelligence, Inc. (a)                          3,100         57,939
Internap Network Services Corp. (a)                        10,490         58,744
Internet Brands, Inc., Class A (a)                          7,300         67,306
Internet Capital Group, Inc. (a)                            7,800         65,910
JDA Software Group, Inc. (a)                                7,581        210,903
Kenexa Corp. (a)                                            5,600         77,000
Keynote Systems, Inc.                                       3,100         35,309
Lawson Software, Inc. (a)                                  33,700        222,757
Limelight Networks, Inc. (a)                                7,100         25,986
Lionbridge Technologies, Inc. (a)                          15,300         55,539
LivePerson, Inc. (a)                                        9,800         75,166
LogMeIn, Inc. (a)                                           1,700         35,173
Manhattan Associates, Inc. (a)                              5,639        143,682
Mantech International Corp., Class A (a)                    5,100        249,033
Mentor Graphics Corp. (a)                                  23,500        188,470
Mercury Computer Systems, Inc. (a)                          5,756         78,972
MicroStrategy, Inc., Class A (a)                            2,100        178,647


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   7

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
COMPUTER SERVICES SOFTWARE & SYSTEMS
   (CONTINUED)
Moduslink Global Solutions, Inc. (a)                       11,480   $     96,776
Monotype Imaging Holdings, Inc. (a)                         5,900         57,407
NCI, Inc., Class A (a)                                      1,200         36,276
NIC, Inc.                                                  12,600         99,162
Ness Technologies, Inc. (a)                                 9,200         58,052
NetScout Systems, Inc. (a)                                  5,800         85,782
NetSuite, Inc. (a)                                          4,000         58,160
OpenTable, Inc. (a)                                           700         26,691
Openwave Systems, Inc. (a)                                 22,100         50,830
Opnet Technologies, Inc.                                    3,022         48,715
PAR Technology Corp. (a)                                    2,000         12,100
PROS Holdings, Inc. (a)                                     4,500         44,460
Parametric Technology Corp. (a)                            26,260        473,993
Pegasystems, Inc.                                           3,400        125,800
Perficient, Inc. (a)                                        7,000         78,890
Pervasive Software Inc. (a)                                 3,500         17,710
Phoenix Technologies Ltd. (a)                               7,300         23,506
Progress Software Corp. (a)                                 9,308        292,550
QAD, Inc.                                                   2,900         15,225
Quest Software, Inc. (a)                                   13,500        240,165
Rackspace Hosting, Inc. (a)                                14,900        279,077
Radiant Systems, Inc. (a)                                   6,900         98,463
RealNetworks, Inc. (a)                                     21,000        101,430
RightNow Technologies, Inc. (a)                             5,200         92,872
SAVVIS, Inc. (a)                                            8,880        146,520
SRA International, Inc., Class A (a)                       10,300        214,137
SYNNEX Corp. (a)                                            4,100        121,196
Saba Software, Inc. (a)                                     5,600         27,720
Sapient Corp.                                              20,492        187,297
Smith Micro Software, Inc. (a)                              6,700         59,228
SolarWinds, Inc. (a)                                        2,900         62,814
Solera Holdings, Inc.                                      16,500        637,725
SonicWALL, Inc. (a)                                        12,841        111,588
Sourcefire, Inc. (a)                                        5,485        125,881
Stanley, Inc. (a)                                           2,300         65,067
SuccessFactors, Inc. (a)                                   10,700        203,728
Support.com, Inc. (a)                                      11,600         37,932
Synchronoss Technologies, Inc. (a)                          4,900         94,913
Syntel, Inc.                                                3,183        122,450
TIBCO Software, Inc. (a)                                   37,600        405,704
TNS, Inc. (a)                                               6,100        136,030
Taleo Corp., Class A (a)                                    9,000        233,190
TechTarget, Inc. (a)                                        2,900         15,167
TeleCommunication Systems, Inc., Class A (a)                9,000         65,970
Terremark Worldwide, Inc. (a)                              13,460         94,355
Tier Technologies, Inc., Class B (a)                        4,100         32,636
Tyler Technologies, Inc. (a)                                7,500        140,550
Ultimate Software Group, Inc. (a)                           6,000        197,700
Unica Corp. (a)                                             3,100         27,559
Unisys Corp. (a)                                           10,010        349,249
United Online, Inc.                                        20,628        154,297

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
COMPUTER SERVICES SOFTWARE & SYSTEMS
   (CONCLUDED)
VASCO Data Security International, Inc. (a)                 6,700   $     55,275
VeriFone Holdings, Inc. (a)                                16,400        331,444
Virtusa Corp. (a)                                           3,000         30,930
Web.Com Group, Inc. (a)                                     7,000         38,150
Websense, Inc. (a)                                          9,702        220,915
Zix Corp. (a)                                              14,600         33,726
                                                                    ------------
                                                                      15,531,481
                                                                    ------------
COMPUTER TECHNOLOGY -- 0.7%
Adaptec, Inc. (a)                                          26,000         85,020
Cray, Inc. (a)                                              8,300         49,385
Dynamics Research Corp. (a)                                 2,000         22,540
Imation Corp. (a)                                           6,100         67,161
Immersion Corp. (a)                                         7,000         35,000
Insight Enterprises, Inc. (a)                              11,298        162,239
Intermec, Inc. (a)                                         15,309        217,082
Isilon Systems, Inc. (a)                                    6,100         52,521
Netezza Corp. (a)                                          10,300        131,737
PC Connection, Inc. (a)                                     2,100         13,020
PC Mall, Inc. (a)                                           2,800         14,168
Palm, Inc. (a)(b)                                          37,088        139,451
Quantum Corp. (a)                                          48,600        127,818
Radisys Corp. (a)                                           5,842         52,344
Rimage Corp. (a)                                            2,300         33,258
STEC, Inc. (a)(b)                                           5,100         61,098
Safeguard Scientifics, Inc. (a)                             4,533         58,929
Silicon Graphics International Corp. (a)                    6,200         66,278
Stratasys, Inc. (a)                                         4,800        117,024
Super Micro Computer, Inc. (a)                              5,300         91,584
Synaptics, Inc. (a)(b)                                      7,600        209,836
                                                                    ------------
                                                                       1,807,493
                                                                    ------------
CONSTRUCTION -- 0.5%
EMCOR Group, Inc. (a)                                      14,872        366,298
Granite Construction, Inc.                                  7,537        227,768
Great Lakes Dredge & Dock Corp.                             9,200         48,300
Insituform Technologies, Inc.,
   Class A (a)                                              9,438        251,145
Orion Marine Group, Inc. (a)                                6,300        113,715
Primoris Services Corp.                                     1,800         13,932
Sterling Construction Co., Inc. (a)                         3,600         56,592
Tutor Perini Corp. (a)                                      6,300        137,025
                                                                    ------------
                                                                       1,214,775
                                                                    ------------
CONSUMER ELECTRONICS -- 0.2%
Audiovox Corp., Class A (a)                                 4,085         31,782
Ipass, Inc.                                                11,400         13,110
Nivs Intellimedia Technology (a)                            1,400          5,376
TiVo, Inc. (a)                                             24,994        427,897
Universal Electronics, Inc. (a)                             2,986         66,707
                                                                    ------------
                                                                         544,872
                                                                    ------------


              8   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
CONSUMER LENDING -- 0.7%
Advance America, Cash Advance Centers, Inc.                10,600    $    61,692
Asset Acceptance Capital Corp. (a)                          3,700         23,347
Cash America International, Inc.                            6,619        261,318
Credit Acceptance Corp. (a)                                 1,562         64,417
Dollar Financial Corp. (a)                                  5,900        141,954
Encore Capital Group, Inc. (a)                              3,300         54,285
Ezcorp, Inc. (a)                                           10,000        206,000
First Cash Financial Services, Inc. (a)                     5,100        110,007
The First Marblehead Corp. (a)                             15,500         44,020
MGIC Investment Corp. (a)(b)                               28,300        310,451
MoneyGram International, Inc. (a)                          19,400         73,914
Nelnet, Inc., Class A                                       4,700         87,232
Portfolio Recovery Associates, Inc. (a)                     3,900        213,993
QC Holdings, Inc.                                           1,400          7,238
Tree.com, Inc. (a)                                          1,400         12,810
World Acceptance Corp. (a)                                  3,500        126,280
                                                                    ------------
                                                                       1,798,958
                                                                    ------------
CONSUMER SERVICES: MISCELLANEOUS -- 0.6%
Ancestry.com, Inc. (a)                                      1,300         22,035
Coinstar, Inc. (a)(b)                                       6,692        217,490
Core-Mark Holdings Co., Inc. (a)                            2,300         70,403
Jackson Hewitt Tax Service, Inc. (a)                        2,800          5,600
The Knot, Inc. (a)                                          7,400         57,868
Mercadolibre, Inc. (a)                                      6,200        298,902
Move, Inc. (a)                                             39,500         82,555
Nutri/System, Inc. (b)                                      6,700        119,327
Pre-Paid Legal Services, Inc. (a)                           1,760         66,616
Sotheby's Holdings, Inc., Class A                          15,236        473,687
Steiner Leisure Ltd. (a)                                    3,700        163,984
                                                                    ------------
                                                                       1,578,467
                                                                    ------------
CONTAINERS & PACKAGING -- 0.4%
AEP Industries, Inc. (a)                                      900         23,418
Bway Holding Co. (a)                                        1,900         38,190
Graham Packaging Co., Inc. (a)                              3,700         46,435
Graphic Packaging Holding Co. (a)                          26,300         94,943
Myers Industries, Inc.                                      7,852         82,289
Rock-Tenn Co., Class A                                      8,680        395,548
Silgan Holdings, Inc.                                       6,200        373,426
                                                                    ------------
                                                                       1,054,249
                                                                    ------------
COSMETICS -- 0.1%
Elizabeth Arden, Inc. (a)                                   6,093        109,674
Inter Parfums, Inc.                                         3,550         52,611
Revlon, Inc., Class A (a)                                   4,500         66,825
                                                                    ------------
                                                                         229,110
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
American Physicians Service Group, Inc.                     1,500         37,500
Broadpoint Gleacher Securities, Inc. (a)                   11,800         47,200
Cheviot Financial Corp.                                       500          4,610

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
DIVERSIFIED FINANCIAL SERVICES
   (CONCLUDED)
Duff & Phelps Corp.                                         4,200   $     70,308
Evercore Partners, Inc., Class A                            3,200         96,000
FBR Capital Markets Corp. (a)                               3,600         16,380
First California Financial Group (a)                        1,100          2,904
Main Street Capital Corp.                                   1,600         24,976
Piper Jaffray Cos. (a)                                      4,300        173,290
Rewards Network, Inc.                                       1,833         24,562
Sanders Morris Harris Group, Inc.                           4,500         27,855
Stifel Financial Corp. (a)                                  7,149        384,259
Thomas Weisel Partners
   Group, Inc. (a)                                          5,000         19,600
Triangle Capital Corp.                                      2,100         29,484
                                                                    ------------
                                                                         958,928
                                                                    ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
A.M. Castle & Co.                                           4,100         53,628
Barnes Group, Inc.                                         11,514        223,947
Federal Signal Corp.                                       12,159        109,553
OSI Systems, Inc. (a)                                       3,300         92,565
Raven Industries, Inc.                                      4,000        117,960
Standex International Corp.                                 3,031         78,109
Trimas Corp. (a)                                            3,700         24,013
                                                                    ------------
                                                                         699,775
                                                                    ------------
DIVERSIFIED MATERIALS & PROCESSING -- 0.8%
Belden, Inc.                                               11,261        309,227
Cabot Microelectronics Corp. (a)                            5,100        192,933
Clarcor, Inc.                                              12,210        421,123
Encore Wire Corp. (b)                                       4,450         92,560
Fushi Copperweld, Inc. (a)                                  4,000         44,880
Harbinger Group, Inc. (a)                                   2,100         14,217
Hexcel Corp. (a)                                           23,162        334,459
Insteel Industries, Inc.                                    4,400         47,036
Koppers Holdings, Inc.                                      5,000        141,600
NL Industries, Inc.                                         1,734         14,878
Rogers Corp. (a)                                            3,955        114,734
Symyx Technologies, Inc. (a)                                8,479         38,071
Tredegar Corp.                                              7,245        123,745
Uranium Energy Corp. (a)(b)                                12,500         40,250
                                                                    ------------
                                                                       1,929,713
                                                                    ------------
DIVERSIFIED MEDIA -- 0.1%
Belo Corp., Class A                                        21,900        149,358
EW Scripps Co. (a)                                          6,200         52,390
Playboy Enterprises, Inc., Class B (a)                      5,507         20,156
                                                                    ------------
                                                                         221,904
                                                                    ------------
DIVERSIFIED RETAIL -- 0.6%
99 Cents Only Stores (a)                                   11,100        180,930
Dillard's, Inc., Class A                                   11,500        271,400
Fred's, Inc.                                                8,535        102,250
GSI Commerce, Inc. (a)                                      6,700        185,389
Gaiam, Inc.                                                 4,467         37,076
HSN, Inc. (a)                                               9,500        279,680
Overstock.com, Inc. (a)                                     3,900         63,375


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   9

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
DIVERSIFIED RETAIL (CONCLUDED)
PriceSmart, Inc.                                            4,200   $     97,650
Saks, Inc. (a)(b)                                          28,300        243,380
Tuesday Morning Corp. (a)                                   7,490         49,359
                                                                    ------------
                                                                       1,510,489
                                                                    ------------
DRUG & GROCERY STORE CHAINS -- 0.6%
Arden Group, Inc., Class A                                    232         24,657
Casey's General Stores, Inc.                               11,407        358,180
drugstore.com, Inc. (a)                                    21,500         76,755
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)           8,427         64,635
Ingles Markets, Inc., Class A                               2,264         34,028
Nash Finch Co.                                              2,677         90,081
The Pantry, Inc. (a)                                        4,700         58,703
PetMed Express, Inc. (b)                                    4,800        106,416
Ruddick Corp.                                               9,569        302,763
Spartan Stores, Inc.                                        4,300         62,006
Susser Holdings Corp. (a)                                   1,900         16,055
Village Super Market, Inc., Class A                         1,600         44,848
Weis Markets, Inc.                                          2,700         98,172
Winn-Dixie Stores, Inc. (a)                                13,400        167,366
                                                                     ------------
                                                                       1,504,665
                                                                     ------------
EDUCATION SERVICES -- 0.7%
Ambassadors Group, Inc.                                     4,700         51,935
American Public Education, Inc. (a)                         4,100        191,060
Archipelago Learning, Inc. (a)                              1,300         18,954
Bridgepoint Education, Inc. (a)                             3,100         76,198
Capella Education Co. (a)                                   3,200        297,088
Chinacast Education Corp. (a)                               7,800         57,018
Corinthian Colleges, Inc. (a)(b)                           18,000        316,620
Franklin Covey Co. (a)                                      3,700         29,378
Grand Canyon Education, Inc. (a)                            3,800         99,332
K12, Inc. (a)                                               5,300        117,713
Learning Tree International, Inc. (a)                       2,100         29,547
Lincoln Educational Services Corp. (a)                      1,800         45,540
Nobel Learning Communities, Inc. (a)                        1,400         10,976
The Princeton Review, Inc. (a)                              3,600         12,564
Renaissance Learning, Inc.                                  1,249         20,271
Rosetta Stone, Inc. (a)                                     1,100         26,158
School Specialty, Inc. (a)                                  4,454        101,151
Universal Technical Institute, Inc. (a)                     5,000        114,100
                                                                    ------------
                                                                       1,615,603
                                                                    ------------
ELECTRONIC COMPONENTS -- 0.5%
3D Systems Corp. (a)                                        4,400         60,060
Acacia Research - Acacia Technologies (a)                   7,700         83,391
Checkpoint Systems, Inc. (a)                                9,423        208,437
Cogent, Inc. (a)                                            9,100         92,820
DDi Corp. (a)                                               1,700          9,639
Methode Electronics, Inc.                                   9,480         93,852
Microvision, Inc. (a)(b)                                   18,900         53,298
Multi-Fineline Electronix, Inc. (a)                         2,400         61,824

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
ELECTRONIC COMPONENTS (CONCLUDED)
NVE Corp. (a)                                               1,000    $    45,300
Park Electrochemical Corp.                                  5,149        147,982
ScanSource, Inc. (a)                                        6,300        181,314
Smart Modular Technologies WWH, Inc. (a)                    9,200         70,932
TTM Technologies, Inc. (a)                                 10,800         95,904
Technitrol, Inc.                                           10,361         54,706
Universal Display Corp. (a)(b)                              7,107         83,649
                                                                    ------------
                                                                       1,343,108
                                                                    ------------
ELECTRONIC ENTERTAINMENT -- 0.2%
DTS, Inc. (a)                                               3,700        125,948
Memsic, Inc. (a)                                            4,800         15,312
THQ, Inc. (a)                                              14,937        104,708
Take-Two Interactive Software, Inc. (a)(b)                 18,700        184,195
                                                                    ------------
                                                                         430,163
                                                                    ------------
ELECTRONICS -- 0.5%
Agilysys, Inc.                                              3,163         35,331
American Science & Engineering, Inc.                        1,900        142,348
CPI International, Inc. (a)                                 1,800         23,868
Coherent, Inc. (a)                                          4,800        153,408
Daktronics, Inc. (b)                                        8,398         63,993
II-VI, Inc. (a)                                             6,220        210,485
IPG Photonics Corp. (a)                                     5,600         82,880
iRobot Corp. (a)(b)                                         4,700         71,252
Newport Corp. (a)                                           9,035        112,937
Rofin-Sinar Technologies, Inc. (a)                          6,900        156,078
SRS Labs Inc. (a)                                           2,600         25,844
Spectrum Control, Inc. (a)                                  2,900         33,901
                                                                    ------------
                                                                       1,112,325
                                                                    ------------
ENERGY EQUIPMENT -- 0.1%
Ascent Solar Technologies, Inc. (a)                         3,600         13,860
Energy Conversion Devices, Inc. (a)(b)                      9,664         75,669
Evergreen Solar, Inc. (a)(b)                               48,300         54,579
FuelCell Energy, Inc. (a)                                  16,926         47,731
GT Solar International, Inc. (a)(b)                         7,400         38,702
PowerSecure International, Inc. (a)                         4,300         33,884
Raser Technologies, Inc. (a)(b)                            12,700         12,700
STR Holdings, Inc. (a)                                      2,500         58,750
                                                                    ------------
                                                                         335,875
                                                                    ------------
ENGINEERING & CONTRACTING SERVICES -- 0.4%
Argan, Inc. (a)                                             2,100         27,300
Dycom Industries, Inc. (a)                                  8,102         71,055
ENGlobal Corp. (a)                                          4,100         11,357
Exponent, Inc. (a)                                          3,404         97,082
Furmamite Corp. (a)                                         9,000         46,710
Hill International, Inc. (a)                                6,200         36,146
Integrated Electrical Services, Inc. (a)                    1,800         10,170
Layne Christensen Co. (a)                                   4,900        130,879
MYR Group, Inc. (a)                                         3,700         60,347


              10   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
ENGINEERING & CONTRACTING SERVICES
(CONCLUDED)
Michael Baker Corp. (a)                                     1,900   $     65,512
Mistras Group, Inc. (a)                                     1,800         17,982
Tetra Tech, Inc. (a)                                       14,331        330,186
VSE Corp.                                                   1,000         41,160
                                                                    ------------
                                                                         945,886
                                                                    ------------
ENTERTAINMENT -- 0.4%
Ascent Media Corp., Class A (a)                             3,500         95,375
CKX, Inc. (a)                                              14,900         91,337
Carmike Cinemas, Inc. (a)                                   2,000         27,740
Cinemark Holdings, Inc.                                     6,800        124,712
Live Nation, Inc. (a)                                      32,964        477,978
LodgeNet Interactive Corp. (a)                              4,700         32,759
Reading International, Inc.,
   Class A (a)                                              5,000         21,350
Rentrak Corp. (a)                                           2,200         47,410
World Wrestling
   Entertainment, Inc.                                      4,396         76,051
                                                                    ------------
                                                                         994,712
                                                                    ------------
ENVIRONMENTAL, MAINTENANCE, & -- 0.6%
ABM Industries, Inc.                                       11,270        238,924
Cornell Cos., Inc. (a)                                      2,000         36,620
DynCorp. International, Inc. (a)                            6,100         70,089
G&K Services, Inc., Class A                                 4,677        121,041
The Geo Group, Inc. (a)                                    11,300        223,966
Healthcare Services Group, Inc.                            10,037        224,728
Mac-Gray Corp.                                              3,100         34,999
Rollins, Inc.                                              10,753        233,125
Standard Parking Corp. (a)                                  1,600         26,272
Unifirst Corp.                                              3,400        175,100
                                                                    ------------
                                                                       1,384,864
                                                                    ------------
FINANCIAL DATA & SYSTEMS -- 1.0%

Advent Software, Inc. (a)                                   3,800        170,050
Cardtronics, Inc. (a)                                       3,200         40,224
Cass Information Systems, Inc.                              2,115         65,882
CompuCredit Holdings Corp. (b)                              4,089         21,099
CyberSource Corp. (a)                                      16,664        293,953
Euronet Worldwide, Inc. (a)                                11,850        218,396
Fair Isaac Corp.                                           11,200        283,808
Global Cash Access, Inc. (a)                                9,800         80,066
Heartland Payment Systems, Inc.                             9,200        171,120
Information Services
   Group, Inc. (a)                                          5,500         18,755
Jack Henry & Associates, Inc.                              19,000        457,140
Net 1 UEPS Technologies, Inc. (a)                           7,600        139,764
Online Resources Corp. (a)                                  6,400         25,792
RiskMetrics Group, Inc. (a)                                 5,300        119,833
S1 Corp. (a)                                               13,222         78,010
Value Line, Inc.                                              100          2,309
Wright Express Corp. (a)                                    9,200        277,104
                                                                    ------------
                                                                       2,463,305
                                                                    ------------
FOODS -- 1.2%
American Dairy, Inc. (a)(b)                                 2,100         40,215

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
FOODS (CONCLUDED)
American Italian Pasta Co.,
   Class A (a)                                              4,700   $    182,689
B&G Foods, Inc., Class A                                   10,000        104,800
China Biotics, Inc. (a)                                     1,800         32,238
Chiquita Brands
   International, Inc. (a)                                  9,800        154,154
Diamond Foods, Inc.                                         4,800        201,792
Dole Food Co., Inc. (a)                                     7,600         90,060
Hain Celestial Group, Inc. (a)                              9,057        157,139
J&J Snack Foods Corp.                                       3,500        152,145
Lancaster Colony Corp.                                      4,499        265,261
Lance, Inc.                                                 7,000        161,910
Lifeway Foods, Inc. (a)                                     1,000         11,870
Medifast, Inc. (a)(b)                                       2,700         67,851
Nutraceutical
   International Corp. (a)                                  2,500         37,350
Omega Protein Corp. (a)                                     4,700         27,025
Overhill Farms, Inc. (a)                                    4,500         26,235
Schiff Nutrition International, Inc.                        1,600         13,088
Seneca Foods Corp. (a)                                      2,000         58,240
Smart Balance, Inc. (a)                                    15,700        101,736
Synutra International, Inc. (a)(b)                          4,500        101,745
Tootsie Roll Industries, Inc. (b)                           6,242        168,714
TreeHouse Foods, Inc. (a)                                   7,800        342,186
United Natural Foods, Inc. (a)                             10,480        294,802
Zhongpin, Inc. (a)                                          5,300         67,310
                                                                    ------------
                                                                       2,860,555
                                                                    ------------
FOREST PRODUCTS -- 0.1%
Deltic Timber Corp.                                         2,709        119,331
Universal Forest Products, Inc.                             4,634        178,502
                                                                    ------------
                                                                         297,833
                                                                    ------------
FORMS & BULK PRINTING SERVICES -- 0.3%
Bowne & Co., Inc.                                           8,503         94,893
Consolidated Graphics, Inc. (a)                             2,200         91,102
Deluxe Corp.                                               12,400        240,808
Ennis, Inc.                                                 6,400        104,128
Innerworkings, Inc. (a)                                     5,700         29,640
M&F Worldwide Corp. (a)                                     2,700         82,620
Multi-Color Corp.                                           2,450         29,351
Schawk, Inc.                                                3,800         68,894
The Standard Register Co.                                   4,145         22,176
                                                                    ------------
                                                                         763,612
                                                                    ------------
FUNERAL PARLORS & CEMETERIES -- 0.2%
Matthews International Corp.,
   Class A                                                  7,273        258,192
Stewart Enterprises, Inc., Class A                         20,424        127,650
                                                                    ------------
                                                                         385,842
                                                                    ------------
GAS PIPELINE -- 0.0%
Crosstex Energy, Inc.                                       9,200         79,948
GLASS -- 0.0%
                                                                    ------------
Apogee Enterprises, Inc.                                    7,100        112,251
                                                                    ------------


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   11

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
GOLD -- 0.2%
Allied Nevada Gold Corp. (a)(b)                            12,700   $    210,439
Coeur d'Alene Mines Corp. (a)                              18,270        273,685
US Gold Corp. (a)                                          21,200         57,240
                                                                    ------------
                                                                         541,364
                                                                    ------------
HEALTH CARE FACILITIES -- 0.6%
Amsurg Corp. (a)                                            7,700        166,243
Assisted Living Concepts, Inc. (a)                          2,440         80,130
Capital Senior Living Corp. (a)                             5,300         27,878
Emeritus Corp. (a)(b)                                       5,000        101,750
The Ensign Group, Inc.                                      2,531         43,862
Hanger Orthopedic Group, Inc. (a)                           6,000        109,080
Kindred Healthcare, Inc. (a)                                8,790        158,659
LCA-Vision, Inc. (a)                                        4,100         34,112
MedCath Corp. (a)                                           2,800         29,316
National Healthcare Corp.                                   1,900         67,222
Psychiatric Solutions, Inc. (a)                            12,700        378,460
Select Medical Holdings Corp. (a)                           7,100         59,924
Skilled Healthcare Group, Inc., Class A (a)                 3,000         18,510
Sun Healthcare Group, Inc. (a)                             10,900        103,986
Sunrise Senior Living, Inc. (a)                            10,974         56,187
US Physical Therapy, Inc. (a)                               3,000         52,200
                                                                    ------------
                                                                       1,487,519
                                                                    ------------
HEALTH CARE MANAGEMENT SERVICES -- 1.0%
AMERIGROUP Corp. (a)                                       11,900        395,556
American Caresource Holdings, Inc. (a)                      2,500          4,425
American Dental Partners, Inc. (a)                          3,200         41,760
Bioscript, Inc. (a)                                         9,800         78,204
Catalyst Health Solutions, Inc. (a)                         8,800        364,144
Centene Corp. (a)                                          10,800        259,632
Computer Programs & Systems, Inc.                           1,900         74,252
Contiucare Corp. (a)                                        6,500         24,050
HealthSpring, Inc. (a)                                     11,900        209,440
Magellan Health Services, Inc. (a)                          8,200        356,536
MedQuist Inc.                                               1,900         14,839
Metropolitan Health Networks, Inc. (a)                      7,700         24,871
Molina Healthcare, Inc. (a)                                 3,200         80,544
National Research Corp.                                       300          7,596
Transcend Services, Inc. (a)                                1,500         24,375
Triple-S Management Corp. (a)                               4,900         86,975
Universal American Financial Corp. (a)                      6,400         98,560
WellCare Health Plans, Inc. (a)                             9,600        286,080
                                                                    ------------
                                                                       2,431,839
                                                                    ------------
HEALTH CARE SERVICES -- 1.9%
AMN Healthcare Services, Inc. (a)                           8,405         73,964
Air Methods Corp. (a)                                       2,300         78,200
Alliance Healthcare Services, Inc. (a)                      5,800         32,596
Allied Healthcare International, Inc. (a)                  12,700         34,544

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
HEALTH CARE SERVICES (CONCLUDED)
Almost Family, Inc. (a)                                     1,600   $     60,304
Amedisys, Inc. (a)(b)                                       6,166        340,487
athenahealth, Inc. (a)                                      7,500        274,200
CardioNet, Inc. (a)                                         4,500         34,425
Chemed Corp.                                                4,972        270,377
Chindex International, Inc. (a)                             3,300         38,973
Corvel Corp. (a)                                            1,885         67,389
Cross Country Healthcare, Inc. (a)                          7,700         77,847
Eclipsys Corp. (a)                                         12,431        247,128
Emergency Medical Services Corp. (a)                        6,700        378,885
Gentiva Health Services, Inc. (a)                           6,912        195,471
HMS Holdings Corp. (a)                                      5,800        295,742
Health Grades, Inc. (a)                                     5,500         34,980
HealthSouth Corp. (a)                                      22,000        411,400
Healthways, Inc. (a)                                        8,400        134,988
IPC The Hospitalist Co., Inc. (a)                           4,000        140,440
LHC Group, Inc. (a)                                         3,200        107,296
MWI Veterinary Supply, Inc. (a)                             2,800        113,120
Medidata Solutions, Inc. (a)                                1,600         24,320
Novamed Eyecare, Inc. (a)(b)                                4,400         14,960
Odyssey HealthCare, Inc. (a)                                7,100        128,581
Omnicell, Inc. (a)                                          7,900        110,837
PharMerica Corp. (a)                                        7,569        137,907
Phase Forward, Inc. (a)                                    10,000        130,700
Quality Systems, Inc. (b)                                   5,300        325,632
RehabCare Group, Inc. (a)                                   5,395        147,122
Res-Care, Inc. (a)                                          6,000         71,940
Team Health Holdings, Inc. (a)                              3,400         57,120
Virtual Radiologic Corp. (a)                                1,600         17,600
                                                                    ------------
                                                                       4,609,475
                                                                    ------------
HEALTH CARE: MISCELLANEOUS -- 0.1%
MedAssets, Inc. (a)                                         9,700        203,700
The Providence Service Corp. (a)                            3,000         45,570
                                                                    ------------
                                                                         249,270
                                                                    ------------
HOME BUILDING -- 0.3%
Beazer Homes USA, Inc. (a)                                 12,800         58,112
Brookfield Homes Corp. (a)                                  2,451         21,422
Hovnanian Enterprises, Inc.,
   Class A (a)(b)                                          10,400         45,240
M/I Homes, Inc. (a)                                         4,100         60,065
Meritage Homes Corp. (a)                                    7,400        155,400
Ryland Group, Inc.                                          9,500        213,180
Standard-Pacific Corp. (a)                                 25,200        113,904
                                                                    ------------
                                                                         667,323
                                                                    ------------
HOTEL/MOTEL -- 0.3%
Gaylord Entertainment Co. (a)(b)                            9,055        265,221
Marcus Corp.                                                4,979         64,677
Morgans Hotel Group Co. (a)                                 5,800         37,178
Orient Express Hotels Ltd., Class A (a)                    20,400        289,272
Red Lion Hotels Corp. (a)                                   4,000         28,880
                                                                    ------------
                                                                         685,228
                                                                    ------------


              12   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
HOUSEHOLD APPLIANCES -- 0.1%
National Presto Industries, Inc.                            1,050   $    124,856
                                                                    ------------
HOUSEHOLD EQUIPMENT & PRODUCTS -- 0.5%
American Greetings Corp., Class A                           9,000        187,560
Blyth, Inc.                                                 1,525         47,656
CSS Industries, Inc.                                        1,891         38,009
Central Garden & Pet Co., Class A (a)                      14,734        134,964
Helen of Troy Ltd. (a)                                      6,500        169,390
Tupperware Corp.                                           14,274        688,292
                                                                    ------------
                                                                       1,265,871
                                                                    ------------
HOUSEHOLD FURNISHINGS -- 0.4%
American Woodmark Corp.                                     2,600         50,414
Ethan Allen Interiors, Inc.                                 5,200        107,276
Furniture Brands International, Inc. (a)                   10,400         66,872
Hooker Furniture Corp.                                      2,500         40,200
Kirkland's, Inc. (a)                                        2,500         52,500
La-Z-Boy, Inc. (a)                                         11,400        142,956
Sealy Corp. (a)(b)                                         10,900         38,150
Stanley Furniture Co., Inc. (a)                             2,400         24,384
Tempur-Pedic International, Inc. (a)                       17,500        527,800
                                                                    ------------
                                                                       1,050,552
                                                                    ------------
INSURANCE: LIFE -- 0.5%
American Equity Investment Life Holding Co.                13,200        140,580
Citizens, Inc. (a)                                          7,800         53,898
Conseco, Inc. (a)                                          58,600        364,492
Delphi Financial Group, Inc., Class A                      10,905        274,370
FBL Financial Group, Inc., Class A                          3,225         78,948
Independence Holding Co.                                      740          7,023
Kansas City Life Insurance Co.                              1,042         32,906
Life Partners Holdings, Inc. (b)                            1,200         26,604
National Western Life Insurance Co., Class A                  556        102,499
The Phoenix Cos., Inc. (a)                                 28,900         69,938
Presidential Life Corp.                                     5,193         51,774
                                                                    ------------
                                                                       1,203,032
                                                                    ------------
INSURANCE: MULTI-LINE -- 0.8%
AMBAC Financial Group, Inc. (b)                            66,900         37,250
Assured Guaranty Ltd.                                      29,000        637,130
Crawford & Co., Class B (a)                                 5,909         24,050
Eastern Insurance Holdings, Inc.                            2,200         22,308
eHealth, Inc. (a)                                           6,000         94,500
Flagstone Reinsurance Holdings Ltd.                        10,200        116,892
Horace Mann Educators Corp.                                 9,968        150,118
Maiden Holdings Ltd.                                       12,200         90,158
Max Capital Group Ltd.                                     11,200        257,488
Pico Holdings, Inc. (a)                                     5,297        196,995
Platinum Underwriters Holdings Ltd.                        11,600        430,128

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
INSURANCE: MULTI-LINE (CONCLUDED)
Primus Guaranty Ltd. (a)                                    5,800   $     24,360
                                                                    ------------
                                                                       2,081,377
                                                                    ------------
INSURANCE: PROPERTY-CASUALTY -- 1.9%
American Physicians Capital, Inc.                           1,674         53,484
American Safety Insurance
   Holdings Ltd. (a)                                        1,200         19,908
Amerisafe, Inc. (a)                                         3,600         58,932
AmTrust Financial Services, Inc.                            5,500         76,725
Argo Group International
   Holdings Ltd.                                            7,479        243,741
Baldwin & Lyons, Inc., Class B                              2,032         48,951
CNA Surety Corp. (a)                                        4,086         72,690
Donegal Group, Inc., Class A                                2,744         39,815
EMC Insurance Group, Inc.                                   1,300         29,276
Employers Holdings, Inc.                                   10,980        163,053
Enstar Group Ltd. (a)                                       1,600        110,656
FPIC Insurance Group, Inc. (a)                              2,000         54,220
First Acceptance Corp. (a)                                  3,877          7,909
First Mercury Financial Corp.                               3,600         46,908
Greenlight Capital Re Ltd. (a)                              6,900        184,092
Hallmark Financial
   Services, Inc. (a)                                       2,100         18,900
Harleysville Group, Inc.                                    3,462        116,877
Hilltop Holdings, Inc. (a)                                  9,572        112,471
Infinity Property & Casualty Corp.                          3,400        154,496
Meadowbrook Insurance
   Group, Inc.                                             14,852        117,331
Mercer Insurance Group, Inc.                                1,300         23,400
Montpelier Re Holdings Ltd.                                15,800        265,598
NYMAGIC, Inc.                                               1,100         23,353
National Interstate Corp.                                   1,600         33,136
Navigators Group, Inc. (a)                                  2,600        102,258
PMA Capital Corp., Class A (a)                              7,806         47,929
The PMI Group, Inc. (a)                                    15,300         82,926
ProAssurance Corp. (a)                                      7,523        440,396
Radian Group, Inc. (b)                                     18,500        289,340
RLI Corp.                                                   4,164        237,431
Safety Insurance Group, Inc.                                2,900        109,243
SeaBright Insurance Holdings, Inc.                          3,900         42,939
Selective Insurance Group, Inc.                            13,008        215,933
State Auto Financial Corp.                                  3,512         63,040
Stewart Information Services Corp.                          3,522         48,604
Tower Group, Inc.                                          10,786        239,126
United America Indemnity, Ltd. (a)                          8,741         83,651
United Fire & Casualty Co.                                  5,500         98,945
Universal Insurance Holdings, Inc.                          3,000         15,180
Zenith National Insurance Corp.                             8,855        339,324
                                                                    ------------
                                                                       4,532,187
                                                                    ------------
INTERNATIONAL TRADE & DIVERSIF -- 0.0%
Global Sources Ltd. (a)                                     3,997         26,020
                                                                    ------------
LEISURE TIME -- 0.6%
Bluegreen Corp. (a)                                         3,500         11,445
Callaway Golf Co.                                          13,700        120,834
Churchill Downs, Inc.                                       2,332         87,450


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   13

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
LEISURE TIME (CONCLUDED)
Great Wolf Resorts, Inc. (a)                                6,700   $     21,306
Interval Leisure Group, Inc. (a)                            9,700        141,232
Life Time Fitness, Inc. (a)(b)                              9,700        272,570
Orbitz Worldwide, Inc. (a)                                  8,400         59,724
Pool Corp. (b)                                             11,600        262,624
Smith & Wesson Holding Corp. (a)(b)                        11,800         44,604
Speedway Motorsports, Inc.                                  3,255         50,811
Sport Supply Group, Inc.                                    2,100         28,224
Steinway Musical Instruments, Inc. (a)                      1,700         32,011
Sturm Ruger & Co., Inc. (b)                                 3,500         41,965
Town Sports International Holdings, Inc. (a)                4,900         19,159
Universal Travel Group (a)                                  2,400         23,784
Vail Resorts, Inc. (a)(b)                                   7,056        282,875
West Marine, Inc. (a)                                       4,100         44,485
                                                                    ------------
                                                                       1,545,103
                                                                    ------------
LUXURY ITEMS -- 0.2%
Fossil, Inc. (a)                                           11,200        422,688
Fuqi International, Inc. (a)(b)                             2,300         25,070
Movado Group, Inc. (a)                                      4,000         45,120
                                                                    ------------
                                                                         492,878
                                                                    ------------
MACHINERY: AGRICULTURAL -- 0.1%
Alamo Group, Inc.                                           1,600         31,984
Lindsay Manufacturing Co. (b)                               2,613        108,204
Titan International, Inc. (b)                               7,849         68,522
Titan Machinery, Inc. (a)                                   2,400         32,856
                                                                    ------------
                                                                         241,566
                                                                    ------------
MACHINERY: CONSTRUCTION & HANDLING -- 0.1%
Astec Industries, Inc. (a)                                  4,517        130,812
NACCO Industries, Inc., Class A                             1,087         80,601
                                                                    ------------
                                                                         211,413
                                                                    ------------
MACHINERY: ENGINES -- 0.1%
Briggs & Stratton Corp. (b)                                11,200        218,400
Harbin Electric, Inc. (a)(b)                                3,300         71,247
                                                                    ------------
                                                                         289,647
                                                                    ------------
MACHINERY: INDUSTRIAL -- 1.2%
Actuant Corp., Class A                                     16,300        318,665
Altra Holdings, Inc. (a)                                    6,700         91,991
Applied Industrial Technologies, Inc.                      10,090        250,736
Chart Industries, Inc. (a)                                  6,700        134,000
Colfax Corp. (a)                                            6,000         70,620
Columbus McKinnon Corp. (a)                                 4,736         75,160
DXP Enterprises, Inc. (a)                                   1,900         24,263
EnPro Industries, Inc. (a)                                  5,000        145,400
Flow International Corp. (a)                                9,400         28,294
Graham Corp.                                                1,900         34,181
John Bean Technologies Corp.                                7,000        122,780
Kadant, Inc. (a)                                            2,170         31,270
Middleby Corp. (a)                                          3,617        208,303

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
MACHINERY: INDUSTRIAL (CONCLUDED)
MTS Systems Corp.                                           4,300   $    124,829
Nordson Corp.                                               8,010        544,039
Sauer-Danfoss, Inc. (a)                                     2,773         36,825
Tecumseh Products Co., Class A (a)                          4,428         54,332
Tennant Co.                                                 4,674        128,021
Twin Disc, Inc.                                             2,100         25,662
Woodward Governor Co.                                      14,358        459,169
                                                                    ------------
                                                                       2,908,540
                                                                    ------------
MACHINERY: SPECIALTY -- 0.1%
Albany International Corp., Class A                         6,674        143,691
Cascade Corp.                                               2,300         74,083
Duoyuan Printing, Inc. (a)                                  1,100         11,880
Hurco Companies, Inc. (a)                                   1,600         26,928
K-Tron International, Inc. (a)                                600         89,982
                                                                    ------------
                                                                         346,564
                                                                    ------------
MANUFACTURED HOUSING -- 0.0%
Cavco Industries, Inc. (a)                                  1,600         54,624
Skyline Corp.                                               1,701         31,639
                                                                    ------------
                                                                          86,263
                                                                    ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.7%
ATS Medical, Inc. (a)                                      12,900         33,540
Abiomed, Inc. (a)                                           7,700         79,541
AGA Medical Holdings, Inc. (a)                              2,700         43,875
Align Technology, Inc. (a)                                 14,000        270,760
Alphatec Holdings, Inc. (a)                                 6,700         42,679
American Medical Systems Holdings, Inc. (a)                17,800        330,724
AngioDynamics, Inc. (a)                                     6,100         95,282
Atrion Corp.                                                  300         42,912
Bovie Medical Corp. (a)(b)                                  4,700         29,375
CONMED Corp. (a)                                            7,228        172,099
Cantel Medical Corp.                                        2,500         49,625
Cardiovascular Systems, Inc. (a)                            2,700         14,337
Conceptus, Inc. (a)                                         6,600        131,736
CryoLife, Inc. (a)                                          6,100         39,467
Cutera, Inc. (a)                                            2,100         21,777
Delcath Systems Inc. (a)                                    6,600         53,460
Endologix, Inc. (a)                                        12,000         48,480
ev3, Inc. (a)                                              17,732        281,230
Exactech, Inc. (a)                                          1,900         39,843
Hansen Medical, Inc. (a)                                    5,500         12,595
Heartware International, Inc. (a)                           1,500         66,705
ICU Medical, Inc. (a)                                       2,550         87,847
Immucor, Inc. (a)                                          16,943        379,354
Insulet Corp. (a)                                           7,900        119,211
Integra LifeSciences Holdings Corp. (a)                     4,600        201,618
Invacare Corp.                                              6,222        165,132
Landauer, Inc.                                              2,278        148,571
MAKO Surgical Corp. (a)(b)                                  3,600         48,528
Matrixx Initiatives, Inc. (a)                                 400          2,028
Medical Action Industries, Inc. (a)                         3,550         43,559
Meridian Bioscience, Inc.                                  10,000        203,700


              14   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES
   (CONCLUDED)
Merit Medical Systems, Inc. (a)                             5,910   $     90,127
Micrus Endovascular Corp. (a)                               3,200         63,104
Neogen Corp. (a)                                            5,050        126,755
NuVasive, Inc. (a)(b)                                       8,800        397,760
OraSure Technologies, Inc. (a)                             11,559         68,545
Orthofix International NV (a)                               4,300        156,434
Orthovita, Inc. (a)                                        15,800         67,308
Owens & Minor, Inc.                                         9,698        449,890
PSS World Medical, Inc. (a)                                13,273        312,048
Quidel Corp. (a)                                            5,300         77,062
Rochester Medical Corp. (a)                                 2,300         29,486
Rockwell Medical Technologies, Inc. (a)(b)                  3,300         19,074
Steris Corp.                                               13,600        457,776
SurModics, Inc. (a)(b)                                      3,783         79,216
Symmetry Medical, Inc. (a)                                  9,000         90,360
Synovis Life Technologies, Inc. (a)                         2,200         34,166
Trans1, Inc. (a)                                            3,100         10,075
Utah Medical Products, Inc.                                   700         19,691
Vascular Solutions, Inc. (a)                                4,300         38,657
Volcano Corp. (a)                                          10,800        260,928
West Pharmaceutical Services, Inc.                          7,776        326,203
Wright Medical Group, Inc. (a)                              8,200        145,714
Young Innovations, Inc.                                     1,300         36,608
                                                                    ------------
                                                                       6,656,577
                                                                    ------------
MEDICAL EQUIPMENT -- 1.6%
Abaxis, Inc. (a)                                            5,100        138,669
Accuray, Inc. (a)(b)                                       10,400         63,336
Affymetrix, Inc. (a)                                       17,500        128,450
Analogic Corp.                                              3,172        135,540
Bruker BioSciences Corp. (a)                               12,087        177,074
Cardiac Science Corp. (a)                                   4,800          8,976
Cyberonics, Inc. (a)                                        6,769        129,694
Cynosure, Inc., Class A (a)                                 1,400         15,736
DexCom, Inc. (a)                                           12,000        116,760
Dionex Corp. (a)                                            4,231        316,394
Electro-Optical Sciences, Inc. (a)(b)                       4,800         35,616
Enteromedics, Inc. (a)                                      4,700          2,397
Greatbatch, Inc. (a)                                        5,500        116,545
Haemonetics Corp. (a)                                       5,772        329,870
IRIS International, Inc. (a)                                4,500         45,945
Luminex Corp. (a)                                          10,351        174,207
Masimo Corp.                                               12,300        326,565
Merge Healthcare, Inc. (a)                                  6,100         12,627
Natus Medical, Inc. (a)                                     6,800        108,188
NxStage Medical, Inc. (a)                                   5,700         65,265
Palomar Medical Technologies, Inc. (a)                      3,400         36,924
Sirona Dental Systems, Inc. (a)                             4,200        159,726
Somanetics Corp. (a)                                        2,400         45,936
SonoSite, Inc. (a)                                          3,715        119,289
Spectranetic Corp. (a)                                      8,100         55,971
Stereotaxis, Inc. (a)                                       6,500         32,565
Thoratec Corp. (a)                                         12,747        426,387

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
MEDICAL EQUIPMENT (CONCLUDED)
Tomotherapy, Inc. (a)                                      10,300   $     35,123
Varian, Inc. (a)                                            6,935        359,094
Vital Images, Inc. (a)                                      3,600         58,212
Zoll Medical Corp. (a)                                      4,522        119,200
                                                                    ------------
                                                                       3,896,281
                                                                    ------------
MEDICAL SERVICES -- 0.4%
America Service Group, Inc.                                 2,200         35,398
Bio-Reference Labs, Inc. (a)                                2,500        109,925
Clarient, Inc. (a)                                          8,300         21,746
eResearch Technology, Inc. (a)                             10,650         73,592
Genoptix, Inc. (a)                                          3,600        127,764
inVentiv Health, Inc. (a)                                   8,200        184,172
Kendle International, Inc. (a)                              3,200         55,936
Nighthawk Radiology Holdings, Inc. (a)                      5,300         16,854
Parexel International Corp. (a)                            12,994        302,890
RadNet, Inc. (a)                                            6,900         21,942
                                                                    ------------
                                                                         950,219
                                                                    ------------
METAL FABRICATING -- 0.7%
Ampco-Pittsburgh Corp.                                      2,100         52,122
Dynamic Materials Corp.                                     3,200         49,984
The Eastern Co.                                             1,700         23,018
Hawk Corp., Class A (a)                                     1,300         25,350
Haynes International, Inc.                                  3,000        106,590
Kaydon Corp.                                                7,426        279,218
L.B. Foster Co., Class A (a)                                2,500         72,225
Lawson Products, Inc.                                         988         15,284
Mueller Industries, Inc.                                    9,082        243,307
Mueller Water Products, Inc., Series A                     36,260        173,323
Northwest Pipe Co. (a)                                      1,700         37,145
Omega Flex, Inc.                                              600          6,300
RBC Bearings, Inc. (a)                                      4,800        152,976
RTI International Metals, Inc. (a)                          6,813        206,638
Worthington Industries, Inc.                               14,600        252,434
                                                                    ------------
                                                                       1,695,914
                                                                    ------------
METALS & MINERALS: DIVERSIFIED -- 0.4%
AMCOL International Corp.                                   5,773        157,026
Brush Engineered Materials, Inc. (a)                        5,011        113,098
General Moly, Inc. (a)                                     15,600         51,792
Hecla Mining Co. (a)(b)                                    53,500        292,645
Minerals Technologies, Inc.                                 4,153        215,291
Oil-Dri Corp. of America                                      800         15,464
Paramount Gold and Silver Corp. (a)                        14,500         20,155
United States Lime & Minerals Inc. (a)                        400         15,468
Uranerz Energy Corp. (a)(b)                                13,200         24,552
                                                                    ------------
                                                                         905,491
                                                                    ------------
OFFICE SUPPLIES & EQUIPMENT -- 0.6%
ACCO Brands Corp. (a)                                      13,500        103,410
Electronics for Imaging, Inc. (a)                          11,339        131,873


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   15

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
OFFICE SUPPLIES & EQUIPMENT (CONCLUDED)
HNI Corp.                                                  10,800   $    287,604
Herman Miller, Inc.                                        13,200        238,392
Kimball International, Inc., Class B                        7,974         55,419
Knoll, Inc.                                                11,900        133,875
Steelcase, Inc., Class A                                   16,300        105,461
United Stationers, Inc. (a)                                 5,769        339,506
                                                                    ------------
                                                                       1,395,540
                                                                    ------------
OFFSHORE DRILLING & OTHER SERVICES -- 0.1%
Hercules Offshore, Inc. (a)                                26,800        115,508
Vantage Drilling Co. (a)                                   13,700         20,276
                                                                    ------------
                                                                         135,784
                                                                    ------------
OIL WELL EQUIPMENT & SERVICES -- 1.3%
Allis-Chalmers Energy, Inc. (a)                            12,700         44,958
Basic Energy Services, Inc. (a)                             5,300         40,863
Bolt Technology Corp. (a)                                   2,100         23,751
Boots & Coots, Inc. (a)                                    21,700         52,731
Bronco Drilling Co., Inc. (a)                               4,700         22,090
CARBO Ceramics, Inc. (b)                                    4,302        268,187
Cal Dive International, Inc. (a)                           10,974         80,439
Complete Production Services, Inc. (a)                     14,300        165,165
Dawson Geophysical Co. (a)                                  1,500         43,860
Dril-Quip, Inc. (a)                                         6,976        424,420
Geokinetics, Inc. (a)                                       1,300          9,373
Global Industries Ltd. (a)                                 24,500        157,290
Gulf Island Fabrication, Inc.                               3,017         65,620
Hornbeck Offshore Services, Inc. (a)                        4,840         89,879
ION Geophysical Corp. (a)                                  24,246        119,290
Key Energy Services, Inc. (a)                              29,800        284,590
Lufkin Industries, Inc.                                     3,400        269,110
Matrix Service Co. (a)                                      6,500         69,940
Natural Gas Services Group (a)                              3,000         47,610
Newpark Resources, Inc. (a)                                22,220        116,655
OYO Geospace Corp. (a)                                      1,000         47,810
Parker Drilling Co. (a)                                    28,981        142,876
Pioneer Drilling Co. (a)                                   10,200         71,808
RPC, Inc.                                                   7,100         79,023
Sulphco, Inc. (a)(b)                                       12,200          3,538
Superior Well Services, Inc. (a)                            3,900         52,182
T-3 Energy Services, Inc. (a)                               3,100         76,136
Tetra Technologies, Inc. (a)                               18,200        222,404
Union Drilling, Inc. (a)                                    2,600         16,016
Willbros Group, Inc. (a)                                    8,400        100,884
                                                                    ------------
                                                                       3,208,498
                                                                    ------------
OIL: CRUDE PRODUCERS -- 2.2%
ATP Oil & Gas Corp. (a)                                     8,900        167,409
Apco Oil and Gas International, Inc.                        2,100         56,826
Approach Resources, Inc. (a)                                3,500         31,780
Arena Resources, Inc. (a)                                   8,700        290,580
Atlas Energy, Inc.                                         16,087        500,627
BPZ Resources, Inc. (a)(b)                                 22,200        163,170
Berry Petroleum Co., Class A                               11,702        329,528
Bill Barrett Corp. (a)                                      8,500        261,035

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
OIL: CRUDE PRODUCERS (CONCLUDED)
Brigham Exploration Co. (a)                                22,600   $    360,470
CREDO Petroleum Corp. (a)                                   1,600         15,824
Carrizo Oil & Gas, Inc. (a)                                 6,900        158,355
Cheniere Energy, Inc. (a)                                  13,100         40,479
Clayton Williams Energy, Inc. (a)                           1,500         52,470
Contango Oil & Gas Co. (a)                                  3,000        153,450
Cubic Energy, Inc. (a)                                      5,300          5,618
Delta Petroleum Corp. (a)(b)                               45,900         64,719
Endeavour International Corp. (a)                          28,500         36,195
FX Energy, Inc. (a)(b)                                     10,500         36,015
GMX Resources, Inc. (a)                                     7,100         58,362
GeoResources, Inc. (a)                                      1,800         27,486
Goodrich Petroleum Corp. (a)(b)                             5,500         86,020
Gran Tierra Energy, Inc. (a)                               48,800        287,920
Gulfport Energy Corp. (a)                                   6,500         73,060
Harvest Natural Resources, Inc. (a)                         8,200         61,746
Isramco Inc. (a)                                              200         13,110
McMoRan Exploration Co. (a)(b)                             18,400        269,192
Northern Oil And Gas, Inc. (a)                              7,900        125,215
Oilsands Quest, Inc. (a)                                   48,600         35,925
Panhandle Oil & Gas, Inc.                                   1,800         42,534
Penn Virginia Corp.                                        10,616        260,092
Petroleum Development Corp. (a)                             4,100         94,997
Petroquest Energy, Inc. (a)(b)                             11,400         57,342
PrimeEnergy Corp. (a)                                         100          2,693
Rex Energy Corp. (a)                                        6,700         76,313
Rosetta Resources, Inc. (a)                                12,500        294,375
Stone Energy Corp. (a)                                      9,798        173,915
Swift Energy Co. (a)                                        8,917        274,109
Toreador Resources Corp. (a)                                5,500         44,990
Vaalco Energy, Inc.                                        14,600         72,124
Venoco, Inc. (a)                                            4,500         57,735
W&T Offshore, Inc.                                          8,300         69,720
Warren Resources, Inc. (a)                                 15,100         38,052
Zion Oil & Gas, Inc. (a)                                    2,328         14,410
                                                                    ------------
                                                                       5,335,987
                                                                    ------------
OIL: REFINING & MARKETING -- 0.2%
Alon USA Energy, Inc.                                       1,800         13,050
CVR Energy, Inc. (a)                                        5,700         49,875
Delek US Holdings, Inc.                                     3,200         23,296
Western Refining, Inc. (a)(b)                               8,200         45,100
World Fuel Services Corp.                                  13,400        356,976
                                                                    ------------
                                                                         488,297
                                                                    ------------
PAINTS & COATINGS -- 0.2%
Chase Corp.                                                 1,800         22,716
Ferro Corp.                                                19,676        172,952
H.B. Fuller Co.                                            11,880        275,735
North American Galvanizing & Coatings (a)                   2,800         15,568
                                                                    ------------
                                                                         486,971
                                                                    ------------
PAPER -- 0.6%
Boise, Inc. (a)                                             5,500         33,715
Buckeye Technologies, Inc. (a)                              9,298        121,618
Cellu Tissue Holdings, Inc. (a)                             1,700         16,966


              16   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
PAPER (CONCLUDED)
Clearwater Paper Corp. (a)                                  2,599   $    128,001
Domtar Corp. (a)                                            9,500        611,895
Kapstone Paper and Packaging Corp. (a)                      7,100         84,277
Neenah Paper, Inc.                                          3,800         60,192
P.H. Glatfelter Co.                                        11,301        163,751
Schweitzer-Mauduit International, Inc.                      3,920        186,435
Wausau Paper Corp.                                         10,842         92,591
                                                                    ------------
                                                                       1,499,441
                                                                    ------------
PERSONAL CARE -- 0.1%
Female Health Co.                                           3,500         25,095
Mannatech, Inc.                                             3,900         13,026
Orchids Paper Products Co. (a)                              1,400         23,030
USANA Health Sciences, Inc. (a)                             1,600         50,256
WD-40 Co.                                                   4,089        134,242
                                                                    ------------
                                                                         245,649
                                                                    ------------
PHARMACEUTICALS -- 1.7%
Acura Pharmaceuticals, Inc. (a)                             2,100         11,319
Adolor Corp. (a)                                           11,600         20,880
Akorn, Inc. (a)                                            13,100         20,043
Alkermes, Inc. (a)                                         22,800        295,716
American Oriental Bioengineering, Inc. (a)(b)              15,500         63,240
Ardea Biosciences, Inc. (a)                                 3,300         60,258
Auxilium Pharmaceuticals, Inc. (a)                         10,600        330,296
Avanir Pharmaceuticals, Inc. (a)                           16,700         38,744
BMP Sunstone Corp. (a)                                      8,800         44,528
BioCryst Pharmaceuticals, Inc. (a)(b)                       5,800         38,106
Biospecifics Technologies (a)                                 800         22,200
Cadence Pharmaceuticals, Inc. (a)(b)                        6,000         54,780
Cambrex Corp. (a)                                           7,285         29,504
Caraco Pharmaceutical Laboratories Ltd. (a)                 2,600         15,574
China Sky One Medical, Inc. (a)                             2,800         43,988
Cumberland Pharmaceuticals, Inc. (a)                        1,800         18,954
Depomed, Inc. (a)                                          12,800         45,440
Durect Corp. (a)                                           20,100         60,501
Hi-Tech Pharmacal Co., Inc. (a)                             1,700         37,638
Impax Laboratories, Inc. (a)                               14,600        261,048
Infinity Pharmaceuticals, Inc. (a)                          5,000         30,500
Inspire Pharmaceuticals, Inc. (a)                          14,100         87,984
Ironwood Pharmaceuticals, Inc. (a)                          4,300         58,136
Isis Pharmaceuticals, Inc. (a)                             22,389        244,488
Ista Pharmaceuticals, Inc. (a)                              9,100         37,037
Javelin Pharmaceuticals, Inc. (a)                          12,600         16,254
K-V Pharmaceutical Co., Class A (a)                         8,700         15,312
Lannett Co., Inc. (a)                                       2,100          8,925
MAP Pharmaceuticals, Inc. (a)                               1,800         28,602
Medicines Co. (a)                                          13,227        103,700
Medicis Pharmaceutical Corp., Class A                      13,300        334,628

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
PHARMACEUTICALS (CONCLUDED)
MiddleBrook Pharmaceuticals, Inc. (a)                       9,100   $      2,730
Obagi Medical Products, Inc. (a)                            3,900         47,502
Optimer Pharmaceuticals, Inc. (a)(b)                        7,200         88,416
Pain Therapeutics, Inc. (a)                                 8,700         54,549
Par Pharmaceutical Cos., Inc. (a)                           7,700        190,960
Pozen, Inc. (a)                                             6,400         61,312
Prestige Brands Holdings, Inc. (a)                          8,300         74,700
Questcor Pharmaceuticals, Inc. (a)                         12,200        100,406
SIGA Technologies, Inc. (a)(b)                              6,900         45,747
Salix Pharmaceuticals Ltd. (a)                             12,700        473,075
Santarus, Inc. (a)                                         12,300         66,174
Sciclone Pharmaceuticals, Inc. (a)                         10,300         36,359
Spectrum Pharmaceuticals, Inc. (a)                          9,500         43,795
SuperGen, Inc. (a)                                         13,800         44,160
Vical, Inc. (a)                                             9,000         30,240
Vivus, Inc. (a)(b)                                         17,800        155,216
Xenoport, Inc. (a)                                          6,100         56,486
                                                                    ------------
                                                                       4,050,150
                                                                    ------------
PHOTOGRAPHY -- 0.2%
CPI Corp.                                                   1,200         16,632
Eastman Kodak Co. (a)                                      63,700        368,823
                                                                    ------------
                                                                         385,455
                                                                    ------------
PLASTICS -- 0.0%
Spartech Corp. (a)                                          7,654         89,552
                                                                    ------------
POWER TRANSMISSION EQUIPMENT -- 0.4%
Advanced Energy Industries, Inc. (a)                        8,212        135,991
Generac Holdings, Inc. (a)                                  4,200         58,842
Maxwell Technologies, Inc. (a)                              5,600         69,384
Powell Industries, Inc. (a)                                 1,931         62,815
Regal-Beloit Corp.                                          8,451        502,074
Vicor Corp. (a)                                             4,796         66,233
                                                                    ------------
                                                                         895,339
                                                                    ------------
PRECIOUS METALS & MINERALS -- 0.1%
Horsehead Holding Corp. (a)                                10,000        118,400
Stillwater Mining Co. (a)                                  10,064        130,631
                                                                    ------------
                                                                         249,031
                                                                    ------------
PRINTING & COPYING SERVICES -- 0.0%
Cenveo, Inc. (a)                                           12,100        104,786
                                                                    ------------
PRODUCER DURABLES: MISCELLANEOUS -- 0.1%
Blount International, Inc. (a)                              9,600         99,456
China Fire & Security Group, Inc. (a)(b)                    3,500         45,395
                                                                    ------------
                                                                         144,851
                                                                    ------------
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
ATMI, Inc. (a)(c)                                           7,857        151,719
Brooks Automation, Inc. (a)                                16,078        141,808
Cognex Corp.                                                9,856        182,237
Cohu, Inc.                                                  5,818         80,114
Cymer, Inc. (a)                                             6,600        246,180

              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   17

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
PRODUCTION TECHNOLOGY EQUIPMENT (CONCLUDED)
Electro Scientific Industries, Inc. (a)                     6,761   $     86,608
Entegris, Inc. (a)                                         30,292        152,672
FEI Co. (a)                                                 9,155        209,741
Intevac, Inc. (a)                                           5,500         76,010
Kulicke & Soffa Industries, Inc. (a)                       15,256        110,606
MKS Instruments, Inc. (a)                                  12,100        237,039
Photronics, Inc. (a)                                       11,079         56,392
Rudolph Technologies, Inc. (a)                              7,573         64,901
Tessera Technologies, Inc. (a)                             11,600        235,248
Ultratech, Inc. (a)                                         4,990         67,864
Veeco Instruments, Inc. (a)                                 8,727        379,624
                                                                    ------------
                                                                       2,478,763
                                                                    ------------
PUBLISHING -- 0.1%
Courier Corp.                                               2,450         40,449
Dolan Media Co. (a)                                         6,500         70,655
Journal Communications, Inc., Class A                       9,800         41,160
Martha Stewart Living Omnimedia, Inc.,
   Class A (a)(b)                                           6,682         37,286
Primedia, Inc.                                              5,800         19,952
Scholastic Corp.                                            5,160        144,480
                                                                    ------------
                                                                         353,982
                                                                    ------------
RADIO & TV BROADCASTERS -- 0.1%
Crown Media Holdings, Inc., Class A (a)                     2,698          5,180
Fisher Communications, Inc. (a)                             1,500         21,150
Lin TV Corp., Class A (a)                                   6,700         38,525
Outdoor Channel Holdings, Inc. (a)                          3,800         25,042
Sinclair Broadcast Group, Inc., Class A (a)                11,464         58,237
                                                                    ------------
                                                                         148,134
                                                                    ------------
RAILROAD EQUIPMENT -- 0.1%
American Railcar Industries, Inc.                           2,300         27,968
Freightcar America, Inc.                                    2,400         57,984
Greenbrier Cos., Inc. (a)                                   4,300         47,343
Portec Rail Products, Inc.                                  1,500         17,430
                                                                    ------------
                                                                         150,725
                                                                    ------------
RAILROADS -- 0.1%
Genesee & Wyoming, Inc., Class A (a)                        8,875        302,815
RailAmerica, Inc. (a)                                       4,500         53,100
                                                                    ------------
                                                                         355,915
                                                                    ------------
REAL ESTATE -- 0.2%
American Realty Investors, Inc. (a)                           400          4,300
Avatar Holdings, Inc. (a)                                   1,500         32,610
China Housing & Land Development (a)(b)                     7,100         26,980
Consolidated-Tomoka Land Co.                                1,400         44,114
Forestar Group, Inc. (a)(b)                                 8,728        164,784
Griffin Land & Nurseries, Inc.                                700         20,335

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
REAL ESTATE (CONCLUDED)
Tejon Ranch Co. (a)                                         2,715   $     82,862
United Capital Corp. (a)                                      300          7,116
                                                                    ------------
                                                                         383,101
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 6.4%
Acadia Realty Trust                                         9,913        177,046
Agree Realty Corp.                                          1,900         43,434
Alexander's, Inc. (a)                                         467        139,694
American Campus Communities, Inc.                          12,603        348,599
American Capital Agency Corp.                               3,300         84,480
Anworth Mortgage Asset Corp.                               24,600        165,804
Apollo Commercial Real Estate Finance, Inc.                 1,800         32,418
Ashford Hospitality Trust, Inc. (a)                        11,780         84,463
Associated Estates Realty Corp.                             3,900         53,781
BioMed Realty Trust, Inc.                                  23,520        389,021
CBL & Associates Properties, Inc.                          32,700        447,990
CapLease, Inc.                                             11,100         61,605
Capstead Mortgage Corp.                                    15,100        180,596
Cedar Shopping Centers, Inc.                                9,800         77,518
Chesapeake Lodging Trust (a)                                1,600         31,148
Cogdell Spencer, Inc.                                       6,900         51,060
Colonial Properties Trust                                  15,300        197,064
Colony Financial, Inc. (a)                                  2,900         58,000
Cousins Properties, Inc.                                   16,936        140,738
CreXus Investment Corp.                                     2,500         33,425
Cypress Sharpridge Investments, Inc.                        3,800         50,844
DCT Industrial Trust, Inc.                                 47,510        248,477
Developers Diversified Realty Corp.                        48,200        586,594
DiamondRock Hospitality Co.                                30,105        304,361
Dupont Fabros Technology, Inc.                              6,600        142,494
Dynex Capital Corp.                                         2,600         23,400
Eastgroup Properties, Inc.                                  6,227        235,007
Education Realty Trust, Inc.                               12,400         71,176
Entertainment Properties Trust                              9,680        398,138
Equity Lifestyle Properties, Inc.                           6,094        328,345
Equity One, Inc. (b)                                        7,800        147,342
Extra Space Storage, Inc.                                  20,050        254,234
FelCor Lodging Trust, Inc. (a)                             13,470         76,779
First Industrial Realty Trust, Inc. (a)                    11,400         88,464
First Potomac Realty Trust                                  8,000        120,240
Franklin Street Properties Corp.                           15,500        223,665
Getty Realty Corp.                                          4,300        100,620
Gladstone Commercial Corp.                                  1,100         15,895
Glimcher Realty Trust                                      12,756         64,673
Government Properties Income Trust                          3,500         91,035
Gramercy Capital Corp. (a)                                 10,702         29,859
Hatteras Financial Corp.                                    8,000        206,160
Healthcare Realty Trust, Inc.                              13,300        309,757
Hersha Hospitality Trust                                   26,400        136,752
Highwoods Properties, Inc.                                 16,500        523,545
Home Properties, Inc.                                       7,820        365,976
Inland Real Estate Corp.                                   16,900        154,635


              18   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
InvesCo. Mortgage Capital, Inc.                             3,500   $     80,500
Investors Real Estate Trust                                16,400        147,928
iStar Financial, Inc. (a)(b)                               23,600        108,324
Kilroy Realty Corp.                                         9,600        296,064
Kite Realty Group Trust                                     9,740         46,070
LTC Properties, Inc.                                        5,800        156,948
LaSalle Hotel Properties                                   15,220        354,626
Lexington Corporate Properties Trust                       22,643        147,406
MFA Financial, Inc.                                        66,800        491,648
Medical Properties Trust, Inc.                             19,800        207,504
Mid-America Apartment Communities, Inc.                     6,329        327,779
Mission West Properties, Inc.                               3,800         26,144
Monmouth Real Estate Investment Corp., Class A              4,900         41,209
National Health Investors, Inc.                             6,329        245,312
National Retail Properties, Inc.                           19,175        437,765
NorthStar Realty Finance Corp. (b)                         14,963         62,994
Omega Healthcare Investors, Inc.                           20,000        389,800
PS Business Parks, Inc.                                     4,208        224,707
Parkway Properties, Inc.                                    5,504        103,365
Pebblebrook Hotel Trust (a)                                 4,600         96,738
Pennsylvania Real Estate Investment Trust (b)               8,132        101,406
Pennymac Mortgage Investment Trust (a)                      3,500         58,135
Post Properties, Inc.                                      11,786        259,528
Potlatch Corp.                                              9,647        338,031
RAIT Investment Trust (a)(b)                               13,310         26,354
Ramco-Gershenson Properties Trust                           5,400         60,804
Redwood Trust, Inc.                                        18,895        291,361
Resource Capital Corp.                                      6,300         42,588
Saul Centers, Inc.                                          1,522         63,011
Sovran Self Storage, Inc.                                   6,280        218,921
Starwood Property Trust, Inc.                              10,500        202,650
Strategic Hotel Capital, Inc. (a)                          17,850         75,862
Sun Communities, Inc.                                       3,343         84,244
Sunstone Hotel Investors, Inc. (a)                         23,721        264,964
Tanger Factory Outlet Centers, Inc.                         9,622        415,285
Terreno Realty Corp. (a)                                    2,300         45,379
Transcontinental Realty Investors, Inc. (a)                   700          8,764
UMH Properties, Inc.                                        2,000         16,340
U-Store-It Trust                                           18,670        134,424
Universal Health Realty Income Trust                        2,927        103,440
Urstadt Biddle Properties, Inc., Class A                    5,100         80,631
Walter Investment Management Corp.                          4,900         78,400
Washington Real Estate Investment Trust                    13,965        426,631

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONCLUDED)
Winthrop Realty Trust                                       2,737   $     32,953
                                                                    ------------
                                                                      15,519,288
                                                                    ------------
RECREATIONAL VEHICLES & BOATS  -- 0.4%
Brunswick Corp.                                            20,000        319,400
Drew Industries, Inc. (a)                                   4,700        103,494
Marine Products Corp.                                       2,331         13,986
Polaris Industries, Inc. (b)                                6,900        353,004
Winnebago Industries, Inc. (a)                              6,190         90,436
                                                                    ------------
                                                                         880,320
                                                                    ------------
RENTAL & LEASING SERVICES: CONSUMER --0.4%
Amerco, Inc. (a)                                            2,200        119,438
Avis Budget Group, Inc. (a)                                23,000        264,500
Dollar Thrifty Automotive Group, Inc. (a)                   6,395        205,471
Rent-A-Center, Inc. (a)                                    15,000        354,750
                                                                    ------------
                                                                         944,159
                                                                    ------------
RESTAURANTS -- 1.5%
AFC Enterprises, Inc. (a)                                   6,200         66,526
BJ's Restaurants, Inc. (a)                                  4,700        109,510
Benihana, Inc., Class A (a)                                 3,700         24,050
Bob Evans Farms, Inc.                                       7,280        225,025
Buffalo Wild Wings, Inc. (a)                                4,050        194,846
CEC Entertainment, Inc. (a)                                 5,550        211,399
CKE Restaurants, Inc.                                      12,300        136,161
California Pizza Kitchen, Inc. (a)                          3,750         62,963
Caribou Coffee Co., Inc. (a)                                1,400          9,268
Carrols Restaurant Group, Inc. (a)                          2,500         17,000
The Cheesecake Factory, Inc. (a)                           13,500        365,310
Cracker Barrel Old Country Store, Inc.                      5,100        236,538
Denny's Corp. (a)                                          24,000         92,160
DineEquity, Inc. (a)(b)                                     4,248        167,923
Domino's Pizza, Inc. (a)                                    9,250        126,170
Einstein Noah Restaurant Group, Inc. (a)                    1,000         12,150
Frisch's Restaurants, Inc.                                    600         13,260
Jack in the Box, Inc. (a)                                  12,736        299,933
Krispy Kreme Doughnuts, Inc. (a)                           14,600         58,692
Landry's Restaurants, Inc. (a)                              1,596         28,600
Luby's, Inc. (a)                                            4,800         18,912
McCormick & Schmick's Seafood
   Restaurants, Inc. (a)                                    3,400         34,238
O'Charleys, Inc.                                            4,684         41,875
P.F. Chang's China Bistro, Inc. (a)                         5,208        229,829
Papa John's International, Inc. (a)                         4,796        123,305
Red Robin Gourmet Burgers, Inc. (a)                         3,100         75,764
Ruby Tuesday, Inc. (a)                                     15,300        161,721
Ruth's Hospitality Group, Inc. (a)                          5,300         28,090
Sonic Corp. (a)                                            13,120        144,976
The Steak N Shake Co. (a)                                     291        110,950


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   19

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
RESTAURANTS (CONCLUDED)
Texas Roadhouse, Inc., Class A (a)                         11,900   $    165,291
                                                                    ------------
                                                                       3,592,435
                                                                    ------------
SCIENTIFIC INSTRUMENTS: CONTROL & FILTER -- 0.7%
Brady Corp.                                                11,394        354,581
CIRCOR International, Inc.                                  3,600        119,556
China Security & Surveillance
     Technology, Inc. (a)                                   9,200         70,748
ESCO Technologies, Inc.                                     6,532        207,783
Energy Recovery, Inc. (a)                                   8,900         56,070
The Gorman-Rupp Co.                                         3,597         91,508
ICx Technologies, Inc. (a)                                  2,800         19,516
L-1 Identity Solutions, Inc. (a)                           18,428        164,562
Mine Safety Appliances Co.                                  6,526        182,467
PMFG, Inc. (a)                                              3,300         43,659
RAE Systems, Inc. (a)                                      12,500         10,187
Robbins & Myers, Inc.                                       6,324        150,638
Sun Hydraulics, Inc.                                        2,850         74,043
Watts Water Technologies, Inc., Class A                     7,036        218,538
X-Rite, Inc. (a)                                            8,200         24,846
                                                                    ------------
                                                                       1,788,702
                                                                    ------------
SCIENTIFIC INSTRUMENTS: ELECTRICAL -- 1.0%
AZZ, Inc.                                                   2,600         88,010
A.O. Smith Corp.                                            4,881        256,594
Advanced Battery Technologies, Inc. (a)(b)                 11,700         45,630
American Superconductor Corp. (a)(b)                        9,800        283,220
Baldor Electric Co.                                        11,101        415,177
Broadwind Energy, Inc. (a)                                  7,600         33,972
China BAK Battery, Inc. (a)(b)                              6,400         15,424
Ener1, Inc. (a)(b)                                         11,600         54,868
EnerSys (a)                                                 8,900        219,474
Franklin Electric Co., Inc.                                 5,360        160,746
GrafTech International Ltd. (a)                            28,644        391,564
Houston Wire & Cable Co.                                    4,400         50,952
Littelfuse, Inc. (a)                                        5,360        203,734
Preformed Line Products Co.                                   500         19,075
SatCon Technology Corp. (a)                                14,600         35,478
Taser International, Inc. (a)                              13,300         77,938
Ultralife Batteries, Inc. (a)                               3,100         12,431
Valence Technology, Inc. (a)(b)                            12,800         10,880
                                                                    ------------
                                                                       2,375,167
                                                                    ------------
SCIENTIFIC INSTRUMENTS: GAUGES & METERS -- 0.1%
Badger Meter, Inc.                                          3,300        127,083
Faro Technologies, Inc. (a)                                 4,100        105,575
Measurement Specialties, Inc. (a)                           3,600         52,956
Smartheat, Inc. (a)                                         1,500         16,110
Zygo Corp. (a)                                              3,800         35,074
                                                                    ------------
                                                                         336,798
                                                                    ------------
SCIENTIFIC INSTRUMENTS: POLLUTION CONTROL -- 0.4%
Clean Harbors, Inc. (a)                                     5,100        283,356
Darling International, Inc. (a)                            20,200        180,992

COMMON STOCKS                                           SHARES          VALUE
-------------                                        ------------   ------------
SCIENTIFIC INSTRUMENTS: POLLUTION
   CONTROL (CONCLUDED)
EnergySolutions, Inc.                                      16,400   $    105,452
Fuel Tech, Inc. (a)                                         3,500         28,070
Heritage Crystal Clean, Inc. (a)                            1,000         11,300
Met-Pro Corp.                                               3,600         35,280
Metalico, Inc. (a)                                          6,700         40,133
Perma-Fix Environmental Services (a)                       14,000         31,360
Team, Inc. (a)                                              4,700         77,973
US Ecology, Inc.                                            4,300         69,230
Waste Services, Inc. (a)                                    3,733         36,919
                                                                    ------------
                                                                         900,065
                                                                    ------------
SECURITIES BROKERAGE & SERVICES -- 0.9%
BGC Partners, Inc.                                         12,123         74,072
E*Trade Financial Corp. (a)                               371,500        612,975
GFI Group, Inc.                                            16,200         93,636
Gladstone Investment Corp.                                  5,500         32,890
International Assets Holding Corp., Inc. (a)                3,155         47,230
KBW, Inc. (a)                                               8,500        228,650
Knight Capital Group, Inc., Class A (a)                    20,800        317,200
LaBranche & Co., Inc. (a)                                  10,500         55,230
MF Global Holdings Ltd. (a)(b)                             21,500        173,505
MarketAxess Holdings, Inc.                                  7,900        124,267
optionsXpress Holdings, Inc.                               10,500        171,045
Penson Worldwide, Inc. (a)(b)                               5,200         52,364
SWS Group, Inc.                                             6,106         70,402
TradeStation Group, Inc. (a)                                8,100         56,781
                                                                    ------------
                                                                       2,110,247
                                                                    ------------
SEMICONDUCTORS & COMPONENTS -- 2.6%
Actel Corp. (a)                                             6,516         90,247
Advanced Analogic Technologies, Inc. (a)                   10,700         37,343
Amkor Technology, Inc. (a)                                 26,700        188,769
Anadigics, Inc. (a)                                        15,800         76,788
Applied Micro Circuits Corp. (a)                           14,100        121,683
Atheros Communications, Inc. (a)                           15,370        594,973
Cavium Networks, Inc. (a)                                   8,800        218,768
Ceva, Inc. (a)                                              5,000         58,300
Cirrus Logic, Inc. (a)                                     14,000        117,460
DSP Group, Inc. (a)                                         5,783         48,172
Diodes, Inc. (a)                                            7,812        174,989
Emcore Corp. (a)                                           18,900         22,869
Entropic Communications, Inc. (a)                          13,800         70,104
Exar Corp. (a)                                              9,227         65,050
Formfactor, Inc. (a)                                       11,300        200,688
Hittite Microwave Corp. (a)                                 5,200        228,644
IXYS Corp. (a)                                              5,737         48,994
Kopin Corp. (a)                                            16,900         62,530
Lattice Semiconductor Corp. (a)                            24,000         88,080
MIPS Technologies, Inc. (a)                                11,000         49,060
Micrel, Inc.                                                9,300         99,138
Microsemi Corp. (a)                                        19,290        334,489
Microtune, Inc. (a)                                        12,500         34,125


              20   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
SEMICONDUCTORS & COMPONENTS
   (CONCLUDED)
Monolithic Power Systems, Inc. (a)                          8,200   $    182,860
Netlogic Microsystems, Inc. (a)                            10,600        311,958
Omnivision Technologies, Inc. (a)                          11,000        188,980
PLX Technology, Inc. (a)                                    8,400         44,268
ParkerVision, Inc. (a)                                      7,300         12,410
Pericom Semiconductor Corp. (a)                             6,693         71,682
Power Integrations, Inc.                                    5,200        214,240
RF Micro Devices, Inc. (a)                                 59,984        298,720
Rubicon Technology, Inc. (a)(b)                             3,100         62,620
Semtech Corp. (a)                                          13,500        235,305
Sigma Designs, Inc. (a)(b)                                  6,600         77,418
Silicon Image, Inc. (a)                                    18,676         56,401
Silicon Storage Technology, Inc. (a)                       19,858         60,368
Skyworks Solutions, Inc. (a)                               38,133        594,875
Standard Microsystems Corp. (a)                             5,510        128,273
Supertex, Inc. (a)                                          2,267         58,013
Techwell, Inc. (a)                                          3,600         67,320
Trident Microsystems, Inc. (a)                             15,800         27,492
TriQuint Semiconductor, Inc. (a)                           32,836        229,852
Virage Logic Corp. (a)                                      4,800         37,728
Volterra Semiconductor Corp. (a)                            5,100        128,010
White Electronic Designs Corp. (a)                          5,300         37,100
Zoran Corp. (a)                                            11,408        122,750
                                                                    ------------
                                                                       6,279,906
                                                                    ------------
SHIPPING -- 0.5%
American Commerical
   Lines, Inc. (a)                                          2,250         56,475
DHT Holdings, Inc.                                         10,100         39,592
Eagle Bulk Shipping, Inc. (a)(b)                           13,000         69,030
Genco Shipping &
   Trading Ltd. (a)(b)                                      5,600        118,216
General Maritime Corp.                                     12,140         87,287
Golar LNG Ltd.                                              8,300         97,110
Gulfmark Offshore, Inc., Class A (a)                        4,800        127,440
Horizon Lines, Inc., Class A                                7,500         40,800
International Shipholding Corp.                             1,400         41,146
Knightsbridge Tankers Ltd.                                  3,200         54,208
Nordic American Tanker
   Shipping Ltd. (b)                                       10,500        317,835
Ship Finance International Ltd.                            11,000        195,360
Teekay Tankers Ltd., Class A                                1,500         18,855
Ultrapetrol Bahamas Ltd. (a)                                5,400         29,646
                                                                    ------------
                                                                       1,293,000
                                                                    ------------
SPECIALTY RETAIL -- 3.4%
1-800-FLOWERS.COM, Inc.,
   Class A (a)                                              6,524         16,375
America's Car Mart, Inc. (a)                                2,300         55,476
AnnTaylor Stores Corp. (a)                                 13,500        279,450
Asbury Automotive Group, Inc. (a)                           6,800         90,440
bebe Stores, Inc.                                           5,400         48,060
Big 5 Sporting Goods Corp.                                  5,500         83,710
Blue Nile, Inc. (a)                                         3,100        170,562
Books-A-Million, Inc.                                       1,500         10,860
Borders Group, Inc. (a)                                     7,000         12,040

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
SPECIALTY RETAIL (CONTINUED)
Brown Shoe Co., Inc.                                       10,227   $    158,314
The Buckle, Inc. (b)                                        6,009        220,891
Build-A-Bear Workshop, Inc. (a)                             4,100         29,192
Cabela's, Inc., Class A (a)(b)                              9,000        157,410
The Cato Corp., Class A                                     6,295        134,965
Charming Shoppes, Inc. (a)                                 28,140        153,644
The Children's Place Retail
   Stores, Inc. (a)                                         4,885        217,627
Christopher & Banks Corp.                                   8,928         71,424
Citi Trends, Inc. (a)                                       3,700        120,028
Coldwater Creek, Inc. (a)                                  14,300         99,242
Collective Brands, Inc. (a)                                14,900        338,826
Conn's, Inc. (a)(b)                                         1,400         10,962
DSW, Inc., Class A (a)                                      2,500         63,825
Destination Maternity Corp. (a)                             1,400         35,924
Dress Barn, Inc. (a)                                       14,182        371,001
The Finish Line, Inc., Class A                             10,380        169,402
Genesco, Inc. (a)                                           5,238        162,430
Group 1 Automotive, Inc. (a)                                5,332        169,878
Gymboree Corp. (a)                                          6,558        338,590
Haverty Furniture Cos., Inc.                                4,436         72,396
hhgregg, Inc. (a)                                           2,800         70,672
Hibbett Sports, Inc. (a)                                    6,175        157,956
Hot Topic, Inc. (a)                                         9,181         59,676
Jo-Ann Stores, Inc. (a)                                     5,905        247,892
Jos. A. Bank Clothiers, Inc. (a)                            4,133        225,868
Lithia Motors, Inc., Class A (a)                            4,500         28,800
Lumber Liquidators
   Holdings, Inc. (a)                                       3,000         80,010
Men's Wearhouse, Inc.                                      11,700        280,098
Midas, Inc. (a)                                             3,542         39,954
Monro Muffler, Inc.                                         3,550        126,948
New York & Co. (a)                                          5,800         27,782
Nu Skin Enterprises, Inc., Class A                         11,126        323,767
OfficeMax, Inc. (a)                                        18,200        298,844
Pacific Sunwear of
   California, Inc. (a)                                    13,900         73,809
The Pep Boys - Manny, Moe & Jack                           11,966        120,258
Pier 1 Imports, Inc. (a)                                   26,299        167,525
Regis Corp.                                                12,700        237,236
Retail Ventures, Inc. (a)                                   6,200         58,962
Rue21, Inc. (a)                                             1,300         45,071
Sally Beauty Co., Inc. (a)                                 23,100        206,052
Shoe Carnival, Inc. (a)                                     2,100         48,006
Shutterfly, Inc. (a)                                        4,400        105,996
Sonic Automotive, Inc. (a)                                  6,900         75,900
Stage Stores, Inc.                                          9,450        145,435
Stamps.com, Inc. (a)                                        3,303         33,360
Stein Mart, Inc. (a)                                        6,324         57,106
Syms Corp. (a)                                              1,600         15,936
Systemax, Inc.                                              2,400         52,176
The Talbots, Inc. (b)                                       5,100         66,096
Tractor Supply Co.                                          8,300        481,815
Ulta Salon Cosmetics & Fragrance,
   Inc. (a)                                                 6,800        153,816
Vitacost.com, Inc. (a)                                      2,000         24,100


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   21

                                                  MASTER SMALL CAP INDEX  SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
SPECIALTY RETAIL (CONCLUDED)
Vitamin Shoppe, Inc. (a)                                    1,700   $     38,165
The Wet Seal, Inc., Class A (a)                            23,600        112,336
Zale Corp. (a)                                              2,600          7,124
Zumiez, Inc. (a)                                            4,900        100,401
                                                                    ------------
                                                                       8,257,892
                                                                    ------------
STEEL -- 0.1%
China Precision Steel, Inc. (a)(b)                          9,000         18,900
General Steel Holdings, Inc. (a)(b)                         3,300         13,563
Olympic Steel, Inc.                                         1,800         58,770
Sutor Technology Group Ltd. (a)                             1,900          5,510
Universal Stainless & Alloy
   Products, Inc. (a)                                       1,700         40,783
                                                                    ------------
                                                                         137,526
                                                                    ------------
SUGAR -- 0.0%
Imperial Sugar Co. New Shares                               2,500         38,775
                                                                    ------------
SYNTHETIC FIBERS & CHEMICALS -- 0.0%
Zoltek Cos., Inc. (a)(b)                                    6,900         66,516
                                                                    ------------
TECHNOLOGY: MISCELLANEOUS -- 0.3%
Benchmark Electronics, Inc. (a)                            15,829        328,293
CTS Corp.                                                   8,368         78,827
LaBarge, Inc. (a)                                           3,000         33,150
Plexus Corp. (a)                                            9,498        342,213
Vocus, Inc. (a)                                             3,300         56,265
                                                                    ------------
                                                                         838,748
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.4%
ADC Telecommunications, Inc. (a)                           21,900        160,089
Applied Signal Technology, Inc.                             2,400         46,992
Arris Group, Inc. (a)                                      28,000        336,280
Brightpoint, Inc. (a)                                      11,130         83,809
Cogo Group, Inc. (a)                                        5,800         40,542
Communications System, Inc.                                 1,300         16,809
Mastec, Inc. (a)                                           12,900        162,669
OpNext, Inc. (a)                                            6,700         15,812
Powerwave
   Technologies, Inc. (a)(b)                               30,377         37,971
Symmetricom, Inc. (a)                                      11,300         65,879
UTStarcom, Inc. (a)(b)                                     27,000         75,330
                                                                    ------------
                                                                       1,042,182
                                                                    ------------
TEXTILE PRODUCTS -- 0.1%
Interface, Inc., Class A                                   12,121        140,361
Unifi, Inc. (a)                                            10,800         39,312
                                                                    ------------
                                                                         179,673
                                                                    ------------
TEXTILES APPAREL & SHOES -- 2.2%
American Apparel, Inc. (a)                                  8,500         25,755
Carter's, Inc. (a)                                         13,100        394,965
Cherokee, Inc.                                              1,400         25,200
Columbia Sportswear Co. (b)                                 2,800        147,084
Crocs, Inc. (a)                                            20,400        178,908
Deckers Outdoor Corp. (a)                                   3,000        414,000
G-III Apparel Group, Ltd. (a)                               3,300         90,948
Iconix Brand Group, Inc. (a)                               17,200        264,192
J. Crew Group, Inc. (a)                                    11,670        535,653

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
TEXTILES APPAREL & SHOES (CONCLUDED)
Jones Apparel Group, Inc.                                  20,300   $    386,106
K-Swiss, Inc., Class A (a)                                  6,496         67,948
Kenneth Cole Productions, Inc.,
   Class A (a)                                                992         12,708
Liz Claiborne, Inc. (a)                                    23,100        171,633
lululemon athletica, Inc. (a)                               9,200        381,800
Maidenform Brands, Inc. (a)                                 3,900         85,215
Oxford Industries, Inc.                                     3,342         67,943
Perry Ellis International, Inc. (a)                         1,850         41,902
Quiksilver, Inc. (a)                                       28,200        133,386
Skechers U.S.A., Inc., Class A (a)                          7,455        270,766
Steven Madden Ltd. (a)                                      3,468        169,238
Timberland Co., Class A (a)                                10,700        228,338
True Religion Apparel, Inc. (a)                             5,600        170,016
Under Armour, Inc., Class A (a)(b)                          8,100        238,221
Volcom, Inc. (a)                                            4,500         87,840
The Warnaco Group, Inc. (a)                                10,400        496,184
Weyco Group, Inc.                                           1,600         37,632
Wolverine World Wide, Inc.                                 11,908        347,237
                                                                    ------------
                                                                       5,470,818
                                                                    ------------
TOBACCO -- 0.2%
Alliance One International, Inc. (a)                       19,955        101,571
Star Scientific, Inc. (a)                                  15,800         40,290
Universal Corp.                                             5,556        292,745
Vector Group Ltd. (b)                                       9,825        151,600
                                                                    ------------
                                                                         586,206
                                                                    ------------
TOYS -- 0.1%
Jakks Pacific, Inc. (a)                                     5,930         77,386
Leapfrog Enterprises, Inc. (a)                              6,846         44,841
RC2 Corp. (a)                                               4,813         72,051
                                                                    ------------
                                                                         194,278
                                                                    ------------
TRANSPORTATION MISCELLANEOUS -- 0.2%
Dynamex, Inc. (a)                                           2,100         36,120
Echo Global Logistics, Inc. (a)                               600          7,746
HUB Group, Inc., Class A (a)                                9,100        254,618
Odyssey Marine
   Exploration, Inc. (a)                                   12,900         16,899
Pacer International, Inc. (a)                               6,900         41,538
Textainer Group Holdings Ltd.                               2,166         46,677
Todd Shipyards Corp.                                        1,700         27,931
                                                                    ------------
                                                                         431,529
                                                                    ------------
TRUCKERS -- 0.7%
Arkansas Best Corp.                                         5,541        165,565
Celadon Group, Inc. (a)                                     5,500         76,670
Forward Air Corp.                                           7,232        190,202
Heartland Express, Inc.                                    12,273        202,504
Knight Transportation, Inc.                                13,162        277,587
Marten Transport Ltd. (a)                                   3,850         75,883
Old Dominion Freight Line, Inc. (a)                         6,325        211,192
Patriot Transportation
   Holding, Inc. (a)                                          300         25,344
Saia, Inc. (a)                                              3,281         45,540
USA Truck, Inc. (a)                                         2,200         35,552


              22   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                           SHARES         VALUE
-------------                                        ------------   ------------
TRUCKERS (CONCLUDED)
Universal Truckload Services, Inc.                          1,321    $    23,223
Werner Enterprises, Inc.                                    9,400        217,798
YRC Worldwide, Inc. (a)                                   240,500        130,784
                                                                    ------------
                                                                       1,677,844
                                                                    ------------
UTILITIES: ELECTRICAL -- 1.6%
Allete, Inc.                                                6,966        233,222
Avista Corp.                                               13,075        270,783
Black Hills Corp.                                           9,000        273,150
CH Energy Group, Inc.                                       3,989        162,911
Central Vermont Public Service
   Corp.                                                    2,800         56,476
Cleco Corp.                                                14,067        373,479
El Paso Electric Co. (a)                                   10,708        220,585
The Empire District Electric Co.                            8,168        147,187
IDACORP, Inc.                                              10,600        366,972
MGE Energy, Inc.                                            5,745        203,143
NorthWestern Corp.                                          7,900        211,799
Otter Tail Corp.                                            8,886        195,137
PNM Resources, Inc.                                        19,700        246,841
Pike Electric Corp. (a)                                     4,100         38,212
Portland General Electric Co.                              16,800        324,408
UIL Holdings Corp.                                          6,867        188,842
Unisource Energy Corp.                                      7,883        247,841
Unitil Corp.                                                2,900         67,425
                                                                    ------------
                                                                       3,828,413
                                                                    ------------
UTILITIES: GAS DISTRIBUTORS -- 1.2%
Chesapeake Utilities Corp.                                  2,267         67,557
The Laclede Group, Inc.                                     4,948        166,846
New Jersey Resources Corp.                                  9,461        355,355
Nicor, Inc. (c)                                            10,200        427,584
Northwest Natural Gas Co.                                   6,399        298,193
Piedmont Natural Gas Co.                                   17,600        485,408
South Jersey Industries, Inc.                               6,832        286,876
Southwest Gas Corp.                                        10,790        322,837
WGL Holdings, Inc.                                         11,700        405,405
                                                                    ------------
                                                                       2,816,061
                                                                    ------------
UTILITIES: TELECOMMUNICATIONS -- 0.8%
Alaska Communications Systems
   Group, Inc.                                              9,000         73,080
Atlantic Tele-Network, Inc.                                 2,200         98,846
Cbeyond Communications, Inc. (a)                            4,900         67,032
Cincinnati Bell, Inc. (a)                                  50,200        171,182
Cogent Communications
   Group, Inc. (a)                                         11,000        114,510
Consolidated Communications
   Holdings, Inc.                                           4,735         89,776
General Communication, Inc.,
   Class A (a)                                             11,139         64,272
Global Crossing Ltd. (a)                                    7,300        110,595
HickoryTech Corp.                                           3,000         26,490
Incontact, Inc. (a)                                         6,100         17,385
Iowa Telecommunications
   Services, Inc.                                           7,100        118,570
j2 Global Communications, Inc. (a)                          9,900        231,660

COMMON STOCKS                                             SHARES       VALUE
-------------                                        ------------   ------------
UTILITIES: TELECOMMUNICATIONS
(CONCLUDED)
NTELOS Holdings Corp.                                       7,500   $    133,425
Neutral Tandem, Inc. (a)                                    7,300        116,654
PAETEC Holding Corp. (a)                                   30,120        140,962
Premiere Global Services, Inc. (a)                         15,200        125,552
RCN Corp. (a)                                               9,100        137,228
Shenandoah Telecom Co.                                      5,900        110,920
SureWest Communications (a)                                 3,700         31,783
USA Mobility, Inc.                                          4,220         53,467
                                                                    ------------
                                                                       2,033,389
                                                                    ------------
UTILITIES: WATER -- 0.3%
American States Water Co.                                   3,885        134,809
Artesian Resources Corp., Class A                           1,900         33,555
California Water Service Group                              4,596        172,856
Connecticut Water Service, Inc.                             2,100         48,867
Consolidated Water Co., Inc.                                3,600         48,888
Middlesex Water Co.                                         3,300         56,265
Pennichuck Corp.                                            1,000         23,510
SJW Corp.                                                   3,248         82,564
Southwest Water Co.                                         6,083         63,507
York Water Co.                                              3,200         44,000
                                                                    ------------
                                                                         708,821
                                                                    ------------
TOTAL COMMON STOCKS - 97.4%                                          237,736,666
                                                                    ------------
INVESTMENT COMPANIES
BlackRock Kelso Capital Corp. (d)                           3,100         30,876
Gladstone Capital Corp.                                     4,100         48,380
Hercules Technology Growth
   Capital, Inc.                                            8,562         90,671
Kayne Anderson Energy
   Development Co.                                          2,200         35,552
Pennantpark Investment Corp.                                4,900         50,764
Prospect Capital Corp. (b)                                 13,700        166,455
                                                                    ------------
TOTAL INVESTMENT COMPANIES - 0.2%                                        422,698
                                                                    ------------
WARRANTS (e)
ALTERNATIVE ENERGY -- 0.0%
GreenHunter Energy, Inc. (expires
   8/27/11) (b)(f)                                            180             --
                                                                    ------------
COMMUNICATIONS TECHNOLOGY -- 0.0%
Lantronix, Inc. (expires 2/09/11)                             138             --
                                                                    ------------
TOTAL WARRANTS - 0.0%                                                         --
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS
(COST - $185,378,745) - 97.6%                                       238,159,364
                                                                    ------------


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010   23

                                                   MASTER SMALL CAP INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

SHORT-TERM SECURITIES          SHARES         VALUE
--------------------------   -----------   -------------
BlackRock Liquidity Funds,
   TempFund, Institutional
   Class, 0.11% (d)(g)        4,972,799    $   4,972,799
                                           -------------

                             BENEFICIAL
                              INTEREST
                               (000)
                             -----------
BlackRock Liquidity
   Series, LLC,
   Money Market
   Series,
   0.22% (d)(g)(h)            $ 18,569        18,568,645
                                           -------------
TOTAL SHORT-TERM
   SECURITIES
   (COST - $23,541,444)
    - 9.6%                                    23,541,444
                                           -------------
TOTAL INVESTMENTS
   (COST - $208,920,189*)                    261,700,808
   - 107.2%
LIABILITIES IN EXCESS                        (17,557,060)
   OF OTHER ASSETS - (7.2)%
                                           -------------
NET ASSETS - 100.0%                        $ 244,143,748
                                           =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost                          $ 221,500,315
                                        -------------
Gross unrealized appreciation........   $  61,888,530
Gross unrealized depreciation........     (21,688,037)
                                        -------------
Net unrealized appreciation..........   $  40,200,493
                                        -------------

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                     PURCHASE         SALES       REALIZED
AFFILIATE             COST             COST         LOSS          INCOME
----------------   --------------   ----------   -----------   ------------
BlackRock Kelso
   Capital Corp.           --               --           --          --
BlackRock
   Liquidity
   Funds,
   TempFund,
   Institutional
   Class                   --       $4,479,318(1)       --     $    549
BlackRock
   Liquidity
   Series, LLC,
   Money Market
   Series           $1,182,025(2)          --           --     $ 41,292

(1)  Represents net sale cost.

(2)  Represents net purchase cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) Restricted security as to resale, representing 0.0% of net assets was as follows:

                ACQUISITION
ISSUE             DATE         COST      VALUE
------------   ------------   -------   --------
GreenHunter
Energy, Inc.      6/27/08        --        --

(g)  Represents the current yield as of report date.

(h)  Security was purchased with the cash collateral from loaned securities.

-    Financial futures contracts purchased as of March 31, 2010 were as follows:

                             EXPIRATION     NOTIONAL       UNREALIZED
CONTRACTS       ISSUE           DATE          VALUE       DEPRECIATION
---------   -------------   ------------   -----------   --------------
   86       Russell 2000     June 2010      $5,839,000      $(15,940)
              ICE MINI

- For Series compliance purposes, the Series' industry classifications refer any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

- Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 -- price quotations in active markets/exchanges for identical assets and liabilities

     - Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

     - Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series most recent financial statements as contained in its annual report.


              24   QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010

SCHEDULE OF INVESTMENTS (concluded)

                                                   MASTER SMALL CAP INDEX SERIES

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Series' investments:

VALUATION INPUTS               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
----------------            ------------   -----------   -------   ------------
ASSETS:
Investments
in Securities:
Long-Term Investments:
   Common Stocks ........   $237,736,666            --        --   $237,736,666
   Investment
      Companies .........        422,698            --        --        422,698
   Warrants .............             --            --        --             --
Short-Term
   Securities ...........      4,972,799   $18,568,645        --     23,541,444
                            ------------   -----------   -------   ------------
TOTAL ...................   $243,132,163   $18,568,645        --   $261,700,808
                            ============   ===========   =======   ============

                       DERIVATIVE FINANCIAL INSTRUMENTS(1)

VALUATION INPUTS       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
----------------       -------    -------   -------   --------
Liabilities:
Financial futures
   contracts .......      --     $(15,940)    --      $(15,940)
                         ---     --------    ---      --------
TOTAL ..............      --     $(15,940)    --      $(15,940)
                         ===     ========    ===      ========

(1) Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.


              QUANTITATIVE MASTER SERIES LLC   MARCH 31, 2010  25

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

                                                                                        PAR
                                                                                       AMOUNT          VALUE
                                                                                   -------------   -------------
                                                                                       (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 100.38%
      2.375%, Due 4/15/2011 ++ .................................................   $      10,627   $      10,970
      3.375%, Due 1/15/2012 ++ .................................................           2,880           3,082
      2.00%, Due 4/15/2012 ++ ..................................................           8,237           8,627
      3.00%, Due 7/15/2012 ++ ..................................................           9,767          10,521
      0.625%, Due 4/15/2013 ++ .................................................           5,581           5,689
      1.875%, Due 7/15/2013 ++ .................................................           5,798           6,135
      2.00%, Due 1/15/2014 ++ ..................................................           9,132           9,696
      1.25%, Due 4/15/2014 ++ ..................................................           7,914           8,180
      2.00%, Due 7/15/2014 ++ ..................................................          12,893          13,716
      1.625%, Due 1/15/2015 ++ .................................................          14,507          15,155
      1.875%, Due 7/15/2015 ++ .................................................          12,033          12,734
      2.00%, Due 1/15/2016 ++ ..................................................          10,185          10,806
      2.50%, Due 7/15/2016 ++ ..................................................           9,318          10,180
      2.375%, Due 1/15/2017 ++ .................................................           9,266          10,006
      2.625%, Due 7/15/2017 ++ .................................................          11,491          12,630
      1.625%, Due 1/15/2018 ++ .................................................             409             418
      1.375%, Due 7/15/2018 ++ .................................................           5,280           5,284
      2.125%, Due 1/15/2019 ++ .................................................          11,893          12,527
      1.875%, Due 7/15/2019 ++ .................................................           9,227           9,504
      1.375%, Due 1/15/2020 ++ .................................................           3,161           3,098
      2.375%, Due 1/15/2025 ++ .................................................             500             523
      2.125%, Due 2/15/2040 ++ .................................................             451             447
                                                                                                   -------------
   TOTAL U.S. TREASURY OBLIGATIONS .............................................                         179,928
                                                                                                   -------------

                                                                                       SHARES
                                                                                   -------------
SHORT TERM INVESTMENTS - 0.52%
   JPMorgan U.S. Government Money Market Fund ..................................         940,846             941
                                                                                                   -------------
TOTAL INVESTMENTS - 100.90% (COST $179,034) ....................................                   $     180,869
LIABILITIES, NET OF OTHER ASSETS - (0.90%) .....................................                          (1,621)
TOTAL NET ASSETS - 100.00% .....................................................                   $     179,248
                                                                                                   =============

     Percentages are stated as a percent of net assets.

++   Inflation-Indexed Note.

                             See accompanying notes



                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Fund's investments are summarized by level based on the inputs used to determine their value. As of March 31, 2010, the Fund's investments were classified as follows: (in thousands)


		                        Quoted
		                       Prices in
		                        Active    Significant
		                      Markets for   Other     Significant
		                       Identical  Observable  Unobservable
		                        Assets	    Inputs       Inputs
DESCRIPTION                             LEVEL 1     LEVEL 2     LEVEL 3     Total
-----------                             -------     -------     -------    -------
ASSETS:
U.S. GOVERNMENT SECURITIES                 -        $179,928       -        $179,928
SHORT-TERM INVESTMENTS                  $   941        -           -        $    941
                                        -------     --------     ----       --------
TOTAL                                   $   941     $179,928     $ -        $180,869
                                        -------     --------     ----       --------

  Cost of Investments for Federal Income Tax Purposes

         As of March 31, 2010, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 179,346           $  1,920          $ (397)           $ 1,523


AMERICAN BEACON GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

                                                                                       SHARES          VALUE
                                                                                   -------------   -------------
                                                                                       (DOLLARS IN THOUSANDS)
AUSTRALIA - 12.09%
COMMON STOCKS - 12.09%
   CFS Retail Property Trust +..................................................          75,000   $         129
   Commonwealth Property Office Fund +..........................................         205,000             170
   Dexus Property Group +.......................................................         492,583             366
   ING Industrial Fund +........................................................         400,000             164
   ING Office Fund +............................................................         577,854             310
   Stockland +..................................................................         197,327             723
   Westfield Group +............................................................         109,356           1,210
                                                                                                   -------------
TOTAL AUSTRALIA ................................................................                           3,072
                                                                                                   -------------
BRAZIL - 0.80%
COMMON STOCKS - 0.80%
   Gafisa S.A., ADR ## .........................................................          14,818             204
                                                                                                   -------------
CANADA - 4.04%
COMMON STOCKS - 4.04%
   Allied Properties Real Estate Investment Trust +.............................          11,486             229
   Boardwalk Real Estate Investment Trust +.....................................           5,574             221
   Canadian Apartment Properties Real Estate Investment Trust +.................          11,556             163
   Canadian Real Estate Investment Trust +......................................           9,177             250
   First Capital Realty Inc. ...................................................           7,419             162
                                                                                                   -------------
TOTAL CANADA ...................................................................                           1,025
                                                                                                   -------------
FRANCE - 5.06%
COMMON STOCKS - 5.06%
   Fonciere des Regions expires 12/31/10, Warrant ## ...........................               3              --
   Fonciere des Regions ........................................................           2,597             285
   Unibail-Rodamco +............................................................           4,933           1,000
                                                                                                   -------------
TOTAL FRANCE ...................................................................                           1,285
                                                                                                   -------------
HONG KONG/CHINA - 15.02%
COMMON STOCKS - 15.02%
   China Resources Land Ltd. ...................................................         204,470             442
   Hang Lung Properties Ltd. ...................................................         145,132             584
   Henderson Land Development Co. Ltd. .........................................          78,757             556
   Kerry Properties Ltd. .......................................................         100,000             537
   Link Real Estate Investment Trust +..........................................         148,714             365
   Longfor Properties ## .......................................................         149,690             168
   Shui On Land Ltd. ...........................................................         265,170             135
   Sino-Ocean Land Holdings Ltd. ...............................................         234,460             207
   Sun Hung Kai Properties Ltd. ................................................          54,641             821
                                                                                                     -----------
TOTAL HONG KONG/CHINA ..........................................................                           3,815
                                                                                                     -----------
JAPAN - 7.16%
COMMON STOCKS - 7.16%
   Global One Real Estate Investment Co., Ltd. +................................              17             119

                                                                                       SHARES          VALUE
                                                                                   -------------   -------------
                                                                                       (DOLLARS IN THOUSANDS)
   Japan Excellent, Inc. +......................................................              20   $          96
   Japan Prime Realty Investment Corporation +..................................              74             165
   Mitsubishi Estate Co. Ltd. ..................................................          59,698             977
   NTT Urban Development Corp. .................................................             275             232
   Tokoyo Tatemono Co., Ltd. ...................................................          64,000             230
                                                                                                   -------------
TOTAL JAPAN ....................................................................                           1,819
                                                                                                   -------------
NETHERLANDS - 2.09%
COMMON STOCKS - 2.09%
   Eurocommercial Properties NV +...............................................           6,693             269
   ProLogis European Properties + ## ...........................................          37,308             263
                                                                                                   -------------
TOTAL NETHERLANDS ..............................................................                             532
                                                                                                   -------------
NORWAY - 0.64%
COMMON STOCKS - 0.64%
   Norwegian Property ASA ## ...................................................          77,850             162
                                                                                                   -------------
SINGAPORE - 7.43%
COMMON STOCKS - 7.43%
   Ascendas Real Estate Investment Trust +......................................         162,000             222
   CapitaCommercial Trust +.....................................................         232,372             179
   CapitaLand Ltd. .............................................................         294,161             835
   CapitaMall Trust +...........................................................         220,226             279
   CapitaMalls Asia Ltd. ## ....................................................         105,008             170
   Yanlord Land Group Ltd. .....................................................         150,895             202
                                                                                                   -------------
TOTAL SINGAPORE ................................................................                           1,887
                                                                                                   -------------
SWEDEN - 0.91%
COMMON STOCKS - 0.91%
   Wihlborgs Fastigheter AB ....................................................          10,900             230
                                                                                                   -------------
UNITED KINGDOM - 8.51%
COMMON STOCKS - 8.51%
   Big Yellow Group Plc + ## ...................................................          27,773             143
   British Land Co. Plc + ......................................................          86,339             630
   Derwent London Plc + ........................................................          15,660             325
   Great Portland Estates Plc + ................................................          39,200             187
   Helical Bar Plc .............................................................          51,467             264
   SEGRO Plc + .................................................................          66,580             323
   St. Modwen Properties Plc ## ................................................          98,897             290
                                                                                                   -------------
TOTAL UNITED KINGDOM ...........................................................                           2,162
                                                                                                   -------------
UNITED STATES - 35.17%
COMMON STOCKS - 35.17%
   Alexandria Real Estate Equities, Inc. + .....................................           7,942             537
   American Campus Communities, Inc. + .........................................          15,841             438
   AvalonBay Communities, Inc. + ...............................................           5,276             456
   BioMed Realty Trust, Inc. + .................................................          16,393             271
   Chesapeake Lodging Trust ## .................................................           5,050              98

                             See accompanying notes

AMERICAN BEACON GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

                                                                                       SHARES          VALUE
                                                                                   -------------   -------------
                                                                                       (DOLLARS IN THOUSANDS)
   Digital Realty Trust, Inc. + ................................................          10,364   $         562
   Douglas Emmett, Inc. + ......................................................          14,183             218
   Duke Realty Corp. + .........................................................          23,995             298
   Equity Lifestyle Properties, Inc. + .........................................           5,165             278
   Essex Property Trust, Inc. + ................................................           1,121             101
   Federal Realty Investment Trust + ...........................................           4,070             296
   Government Properties Income Trust + ........................................           6,014             156
   HCP, Inc. + .................................................................           3,723             123
   Health Care Real Estate Investment Trust, Inc. + ............................          10,877             492
   Hersha Hospitality Trust + ..................................................          47,318             245
   Kite Realty Group Trust + ...................................................          37,966             180
   LaSalle Hotel Properties + ..................................................           8,600             200
   LTC Properties, Inc. + ......................................................           6,602             179
   Marriott International, Inc. ................................................           2,200              69
   Pebblebrook Hotel Trust + ## ................................................           7,321             154
   Public Storage, Inc. + ......................................................           6,895             634
   Simon Property Group, Inc. + ................................................          16,873           1,416
   Tanger Factory Outlet Centers, Inc. + .......................................           4,476             193
   UDR, Inc. + ## ..............................................................          13,000             229
   U-Store-It Trust + ..........................................................          26,271             189
   Vornado Realty Trust + ......................................................          12,134             919
                                                                                                   -------------
TOTAL UNITED STATES ............................................................                           8,931
                                                                                                   -------------
SHORT TERM INVESTMENTS - 0.78%
   JPMorgan U.S. Government Money Market Fund ..................................         198,134             198
                                                                                                   -------------
TOTAL INVESTMENTS 99.70% - (COST $20,865) ......................................                          25,322
OTHER ASSETS, NET OF LIABILITIES - 0.30% .......................................                              76
TOTAL NET ASSETS - 100.00% .....................................................                   $      25,398
                                                                                                   =============

     Percentages are stated as a percent of net assets.

+    REIT - Real Estate Investment Trust

##   Non-income producing security.

                             See accompanying notes

AMERICAN BEACON GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

SECTOR DIVERSIFICATION

                                       Percent of
                                       Net Assets
                                       ----------
Diversified ........................      40.05%
Health Care ........................       3.12%
Industrial .........................       3.85%
Industrial/Office Mixed ............       1.17%
Lodging/Resorts ....................       3.02%
Office .............................      14.17%
Residential ........................       9.18%
Retail .............................      18.35%
Self Storage .......................       3.80%
Specialty ..........................       2.21%
Short Term Investments .............       0.78%
Other Assets, Net of Liabilities ...       0.30%
                                         ------
                                         100.00%
                                         ======

                             See accompanying notes

AMERICAN BEACON GLOBAL REAL ESTATE FUND
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

          Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of March 31, 2010 is as follows (in thousands):


GLOBAL REAL ESTATE FUND

Asset Type                          Level One   Level Two  Level Three   Grand Total
----------                           -------     --------   ---------   --------
Common Stock                         $25,124         -          -         $ 25,124
Short-Term Investment Fund           $   198         -          -         $    198
                                     -------     --------    --------     --------
Grand Total                          $25,322         -          -         $ 25,322
                                     =======     ========    ========     ========



Cost of Investments for Federal Income Tax Purposes

         As of March 31, 2010, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
  Global Real Estate            $ 24,095           $  3,150          $ (1,923)          $ 1,227


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: May 28, 2010
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: May 28, 2010
      ------------------

By: /s/ Melinda G. Heika
    ---------------------
    Melinda G. Heika
    Treasurer

Date: May 28, 2010
      ------------------